AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Corporate Bonds–95.1%		Rate	Maturity	Face Amount	Value
Communication Services–5.9%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$975,180
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,000,000	659,710
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,395,343
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	2,013,180
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	4.876%	07/16/2030	870,000	883,983
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	5.502%	07/16/2035	870,000	899,917
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	2,080,523
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,765,059
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,964,201
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	612,120
					14,249,216
Consumer Discretionary–5.3%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	921,989
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	1,370,000	1,477,767
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.125%	05/01/2029	1,000,000	1,000,000
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,922,035
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,168,206
Lear Corp. (Automobile Components)		4.250%	05/15/2029	2,000,000	1,988,012
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,293,966
MDC Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,920,999
					12,692,974
Consumer Staples–6.2%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	2,000,000	2,076,274
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,013,242
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,610,927
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,000,000	1,019,926
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	900,000	925,236
Kellanova (Food Products)		4.500%	04/01/2046	2,000,000	1,752,568
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,367,599
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,430,374
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,827,240
					15,023,386
Energy–9.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,612,701
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	3,000,000	2,987,018
Enbridge, Inc. (Oil, Gas & Consumable Fuels)		5.550%	06/20/2035	1,000,000	1,031,263
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,034,497
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,065,159
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,020,270
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	860,698
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,826,314
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,463,710
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,002,685
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,052,231
Sunoco LP (Oil, Gas & Consumable Fuels)	(a)	5.875%	03/15/2034	660,000	654,286
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,529,880
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	801,798
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	993,210
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	970,585
					21,906,305
Financials–36.1%
Ally Financial, Inc. (Rate is fixed until 01/17/2030, then SOFRINDX + 173) (Consumer Finance)	(c)	5.543%	01/17/2031	2,000,000	2,037,423
Antares Holdings LP (Capital Markets)	(a)	2.750%	01/15/2027	2,000,000	1,938,202
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,589,717
Avolon Holdings Funding Ltd. (Financial Services)	(a)	4.900%	10/10/2030	2,000,000	2,010,943
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	1,000,000	1,045,313
Bank of America Corp. (Rate is fixed until 03/08/2032, then H15T5Y + 200) (Banks)	(c)	3.846%	03/08/2037	1,000,000	934,289
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(c)	6.875%	10/27/2085	3,500,000	3,489,567
Belrose Funding Trust II (Insurance)	(a)	6.792%	05/15/2055	1,650,000	1,786,846
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,063,750
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(c)	4.493%	09/11/2031	1,400,000	1,388,676
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(c)	5.197%	09/11/2036	2,135,000	2,111,518
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,070,953
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(c)	6.020%	01/24/2036	2,000,000	2,095,170
Encore Capital Group, Inc. (Consumer Finance)	(a)	6.625%	04/15/2031	500,000	498,545
Federation des Caisses Desjardins du Quebec (Banks)	(a)	4.565%	08/26/2030	1,300,000	1,307,191
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(c)	5.600%	09/05/2035	2,000,000	1,994,715
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,031,703
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	2,000,000	2,006,628
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,144,698

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	$1,500,000	$1,544,166
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, then SOFR + 142) (Capital Markets)	(c)	5.016%	10/23/2035	1,000,000	1,006,649
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	1,500,000	1,540,586
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(c)	7.000%	Perpetual	2,000,000	2,062,151
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,814,549
JPMorgan Chase & Co. (Rate is fixed until 10/22/2034, then SOFR + 134) (Banks)	(c)	4.946%	10/22/2035	1,000,000	1,008,494
KBC Group N.V. (Rate is fixed until 09/23/2030, then H15T1Y + 85) (Banks)	(a)(c)	4.454%	09/23/2031	2,000,000	1,989,409
KeyCorp (Rate is fixed until 06/01/2032, then SOFRINDX + 206) (Banks)	(c)	4.789%	06/01/2033	2,500,000	2,491,540
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,531,746
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(c)	5.400%	07/30/2035	2,000,000	2,015,206
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(a)(c)	5.642%	08/13/2036	1,000,000	1,012,964
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	997,808
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	1,800,000	1,857,328
Morgan Stanley Private Bank N.A. (Rate is fixed until 07/06/2027, then SOFR + 77) (Capital Markets)	(c)	4.466%	07/06/2028	1,000,000	1,005,608
Nissan Motor Acceptance Co. LLC (Consumer Finance)	(a)	5.625%	09/29/2028	1,000,000	1,000,644
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,554,558
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,352,088
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(c)	4.500%	09/15/2047	1,300,000	1,283,601
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(c)	2.490%	01/06/2028	1,000,000	975,762
Santander U.K. Group Holdings PLC (Rate is fixed until 09/22/2035, then SOFRINDX + 158) (Banks)	(c)	5.136%	09/22/2036	1,000,000	990,678
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	900,000	930,487
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,783,791
Stellantis Financial Services U.S. Corp. (Consumer Finance)	(a)	5.400%	09/15/2030	1,000,000	1,002,096
Sumitomo Mitsui Trust Group, Inc. (Rate is fixed until 09/11/2035, then SOFR + 165) (Banks)	(a)(c)	5.416%	09/11/2036	750,000	758,504
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,025,202
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(c)	6.000%	07/29/2036	2,000,000	2,045,682
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(c)	4.420%	07/24/2028	1,500,000	1,506,400
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(a)(c)	7.000%	Perpetual	500,000	509,715
UBS Group AG (Rate is fixed until 09/23/2030, then SOFR + 106) (Capital Markets)	(a)(c)	4.398%	09/23/2031	2,000,000	1,993,215
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(a)(c)	5.010%	03/23/2037	2,000,000	1,990,357
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(c)	5.784%	09/11/2035	2,000,000	2,000,234
Wells Fargo & Co. (Rate is fixed until 01/24/2030, then SOFR + 111) (Banks)	(c)	5.244%	01/24/2031	2,000,000	2,069,216
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,500,000	1,164,431
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	885,307
Westpac Banking Corp. (Rate is fixed until 11/23/2026, then USISOA05 + 224) (Banks)	(c)	4.322%	11/23/2031	1,000,000	997,085
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(c)	4.704%	08/18/2028	2,000,000	2,006,216
					87,249,320
Health Care–7.7%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	964,750
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,684,962
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	3,039,757
Cardinal Health, Inc. (Health Care Providers & Svs.)		5.150%	09/15/2035	1,400,000	1,408,334
CVS Health Corp. (Health Care Providers & Svs.)		5.000%	09/15/2032	1,000,000	1,012,236
CVS Health Corp. (Rate is fixed until 03/10/2030, then H15T5Y + 289) (Health Care Providers & Svs.)	(c)	7.000%	03/10/2055	1,000,000	1,049,743
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,083,663
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,884,603
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	919,302
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,587,586
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	3,005,665
					18,640,601
Industrials–4.2%
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,760,018
Boeing Co. / The (Aerospace & Defense)		6.298%	05/01/2029	2,000,000	2,122,494
FedEx Corp. (Air Freight & Logistics)	(a)	4.900%	01/15/2034	2,000,000	1,974,395
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	902,396
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	922,194
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	01/31/2034	500,000	514,210
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,043,774
					10,239,481
Information Technology–3.5%
Broadcom, Inc. (Semiconductors & Equip.)		5.200%	07/15/2035	1,400,000	1,442,842
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,174,103
NXP B.V. / NXP Funding LLC / NXP U.S.A., Inc. (Semiconductors & Equip.)		4.850%	08/19/2032	1,400,000	1,401,683
Oracle Corp. (Software)		5.200%	09/26/2035	1,000,000	1,005,506
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,469,663
					8,493,797
Materials–2.7%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	724,000	729,281
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	639,750

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	$1,402,000	$1,294,421
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	1,000,000	917,236
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,012,047
					6,592,735
Real Estate–6.0%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	994,175
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	1,340,000	1,337,058
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	1,350,000	1,341,097
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	1,300,000	1,304,877
Extra Space Storage LP (Specialized REITs)		4.950%	01/15/2033	2,000,000	2,011,796
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	983,200
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	2,000,000	1,962,019
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	1,400,000	1,431,114
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.500%	09/01/2026	2,000,000	1,999,930
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	990,151
					14,355,417
Utilities–8.4%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	807,604
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,048,653
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,721,059
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	2,033,420
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	809,157
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,562,319
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(c)	6.000%	02/15/2056	1,000,000	1,007,154
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	766,601
Enel Finance International N.V. (Electric Utilities)	(a)	5.750%	09/30/2055	2,000,000	1,963,315
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	978,909
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,707,261
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,396,203
Jersey Central Power & Light Co. (Electric Utilities)		5.100%	01/15/2035	1,000,000	1,013,477
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,145,558
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(c)	6.375%	04/01/2056	1,350,000	1,385,434
					20,346,124
Total Corporate Bonds (Cost $236,818,625)					$229,789,356

Asset-Backed Securities–2.7%		Rate	Maturity	Face Amount	Value
Financials–0.8%
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	$2,000,000	$2,000,000
Industrials–1.9%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	787,037	782,314
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,197,911	1,902,047
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	643,750	640,299
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,324,557	1,214,480
					4,539,140
Total Asset-Backed Securities (Cost $6,893,867)					$6,539,140

U.S. Treasury Obligations–2.2%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	4.875%	08/15/2045	$4,600,000	$4,702,781
U.S. Treasury Bond	4.750%	08/15/2055	700,000	702,406
Total U.S. Treasury Obligations (Cost $5,373,948)				$5,405,187

Preferred Securities–1.4%		Rate	Quantity	Value
Financials–1.4%
Bank of America Corp. (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(c)	6.250%	2,000,000	$2,025,553
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(c)	6.250%	1,400,000	1,396,313
Total Preferred Securities (Cost $3,400,000)				$3,421,866
Total Investments – 101.4% (Cost $252,486,440)	(d)			$245,155,549
Liabilities in Excess of Other Assets – (1.4)%	(e)			(3,489,061)
Net Assets – 100.0%				$241,666,488

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Abbreviations:
CLO:	Collateralized Loan Obligation
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 9/30/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.740% at 9/30/2025
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.240% at 9/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.214% at 9/30/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.976% at 9/30/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.644% at 9/30/2025

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2025, the value of these securities totaled $49,794,672, or 20.6% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2025.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $58,795 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	5	December 19, 2025	$580,791	$575,391	$(5,400)	$(313)
CBT U.S. Long Bond - Long	11	December 19, 2025	1,297,333	1,282,531	(14,802)	(2,750)
Total Futures Contracts			$1,878,124	$1,857,922	$(20,202)	$(3,063)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–71.5%		Shares	Value
Communication Services–7.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		28,727	$6,983,534
Alphabet, Inc. Class C (Interactive Media & Svs.)		22,363	5,446,509
Comcast Corp. Class A (Media)		63,914	2,008,178
Fox Corp. Class B (Media)		671	38,441
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		11,675	8,573,886
Netflix, Inc. (Entertainment)	(a)	2,354	2,822,258
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	8,350	268,619
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,628	678,970
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,528	844,533
			27,664,928
Consumer Discretionary–7.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,351	1,013,978
Amazon.com, Inc. (Broadline Retail)	(a)	56,705	12,450,717
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		315	1,700,770
BorgWarner, Inc. (Automobile Components)		30,641	1,346,978
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	8,768	343,618
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,949	561,372
Garmin Ltd. (Household Durables)		1,602	394,445
Hasbro, Inc. (Leisure Products)		6,306	478,310
Home Depot, Inc. / The (Specialty Retail)		4,063	1,646,287
McDonald's Corp. (Hotels, Restaurants & Leisure)		1,536	466,775
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,509	786,722
Tesla, Inc. (Automobiles)	(a)	10,906	4,850,116
TJX Cos., Inc. / The (Specialty Retail)		17,422	2,518,176
Toll Brothers, Inc. (Household Durables)		7,027	970,710
			29,528,974
Consumer Staples–3.3%
Coca-Cola Co. / The (Beverages)		8,193	543,360
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,496	3,236,003
Philip Morris International, Inc. (Tobacco)		10,078	1,634,652
Procter & Gamble Co. / The (Household Products)		13,273	2,039,396
Walmart, Inc. (Consumer Staples Distribution & Retail)		47,291	4,873,810
			12,327,221
Energy–1.8%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		70,753	2,480,600
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		3,453	366,847
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		5,123	577,618
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		43,720	1,237,713
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		11,026	445,230
Schlumberger N.V. (Energy Equip. & Svs.)		18,485	635,330
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		14,160	897,036
			6,640,374
Financials–9.7%
American Express Co. (Consumer Finance)		1,894	629,111
Bank of America Corp. (Banks)		78,934	4,072,205
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	7,828	3,935,449
Blackstone, Inc. (Capital Markets)		6,594	1,126,585
Charles Schwab Corp. / The (Capital Markets)		38,022	3,629,960
Citigroup, Inc. (Banks)		10,456	1,061,284
CME Group, Inc. (Capital Markets)		5,704	1,541,164
Huntington Bancshares, Inc. (Banks)		28,073	484,821
Intercontinental Exchange, Inc. (Capital Markets)		6,042	1,017,956
JPMorgan Chase & Co. (Banks)		13,517	4,263,667
Klarna Group PLC (Financial Services)	(a)	2,253	82,573
Mastercard, Inc. Class A (Financial Services)		3,924	2,232,010
Moody's Corp. (Capital Markets)		2,593	1,235,513
Morgan Stanley (Capital Markets)		24,517	3,897,222
Nasdaq, Inc. (Capital Markets)		8,587	759,520
Progressive Corp. / The (Insurance)		5,760	1,422,432
Travelers Cos., Inc. / The (Insurance)		8,794	2,455,461
Visa, Inc. (Financial Services)		8,472	2,892,171
			36,739,104
Health Care–6.7%
AbbVie, Inc. (Biotechnology)		9,947	2,303,128

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	9,780	$954,822
Bristol-Myers Squibb Co. (Pharmaceuticals)		45,067	2,032,522
Cardinal Health, Inc. (Health Care Providers & Svs.)		17,653	2,770,815
Centene Corp. (Health Care Providers & Svs.)	(a)	10,997	392,373
Eli Lilly & Co. (Pharmaceuticals)		4,607	3,515,141
Gilead Sciences, Inc. (Biotechnology)		12,715	1,411,365
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,122	949,022
Johnson & Johnson (Pharmaceuticals)		9,621	1,783,926
Medtronic PLC (Health Care Equip. & Supplies)		19,568	1,863,656
Natera, Inc. (Biotechnology)	(a)	3,287	529,108
Pfizer, Inc. (Pharmaceuticals)		93,685	2,387,094
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,386	2,466,116
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,054	2,090,446
			25,449,534
Industrials–6.5%
AMETEK, Inc. (Electrical Equip.)		7,562	1,421,656
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,311	342,236
Carpenter Technology Corp. (Aerospace & Defense)		1,370	336,390
Cintas Corp. (Commercial Svs. & Supplies)		10,825	2,221,939
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,567	1,293,057
Delta Air Lines, Inc. (Passenger Airlines)		12,136	688,718
FedEx Corp. (Air Freight & Logistics)		8,023	1,891,904
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,380	534,500
Flowserve Corp. (Machinery)		15,637	830,950
General Dynamics Corp. (Aerospace & Defense)		1,197	408,177
General Electric Co. (Aerospace & Defense)		4,323	1,300,445
HEICO Corp. Class A (Aerospace & Defense)		1,499	380,881
Honeywell International, Inc. (Industrial Conglomerates)		8,000	1,684,000
Johnson Controls International PLC (Building Products)		3,512	386,144
Lockheed Martin Corp. (Aerospace & Defense)		1,933	964,973
MasTec, Inc. (Construction & Engineering)	(a)	3,370	717,170
Mueller Industries, Inc. (Machinery)		12,119	1,225,352
Parker-Hannifin Corp. (Machinery)		3,152	2,389,689
Republic Services, Inc. (Commercial Svs. & Supplies)		1,785	409,622
RTX Corp. (Aerospace & Defense)		3,877	648,738
Trane Technologies PLC (Building Products)		2,095	884,006
Union Pacific Corp. (Ground Transportation)		11,156	2,636,944
Waste Management, Inc. (Commercial Svs. & Supplies)		2,242	495,101
Westinghouse Air Brake Technologies Corp. (Machinery)		1,957	392,320
			24,484,912
Information Technology–25.1%
Adobe, Inc. (Software)	(a)	4,437	1,565,152
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,470	561,411
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		19,014	2,352,983
Apple, Inc. (Tech. Hardware, Storage & Periph.)		79,060	20,131,048
Arista Networks, Inc. (Communications Equip.)	(a)	10,524	1,533,452
Broadcom, Inc. (Semiconductors & Equip.)		21,531	7,103,292
Elastic N.V. (Software)	(a)	5,672	479,227
Figma, Inc. Class A (Software)	(a)	1,520	78,842
HubSpot, Inc. (Software)	(a)	840	392,952
Intuit, Inc. (Software)		2,884	1,969,513
Lam Research Corp. (Semiconductors & Equip.)		24,857	3,328,352
Micron Technology, Inc. (Semiconductors & Equip.)		3,373	564,370
Microsoft Corp. (Software)		41,092	21,283,602
Motorola Solutions, Inc. (Communications Equip.)		3,756	1,717,581
NVIDIA Corp. (Semiconductors & Equip.)		129,526	24,166,961
Oracle Corp. (Software)		3,579	1,006,558
Palantir Technologies, Inc. Class A (Software)	(a)	9,768	1,781,879
QUALCOMM, Inc. (Semiconductors & Equip.)		9,834	1,635,984
Salesforce, Inc. (Software)		8,051	1,908,087
ServiceNow, Inc. (Software)	(a)	1,050	966,294
			94,527,540
Materials–0.7%
Corteva, Inc. (Chemicals)		29,581	2,000,563
Newmont Corp. (Metals & Mining)		9,709	818,566
			2,819,129

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate–1.1%
CubeSmart (Specialized REITs)	13,971	$568,061
Equinix, Inc. (Specialized REITs)	1,877	1,470,142
Simon Property Group, Inc. (Retail REITs)	10,538	1,977,666
		4,015,869
Utilities–1.5%
Consolidated Edison, Inc. (Multi-Utilities)	12,704	1,277,006
Edison International (Electric Utilities)	11,178	617,920
Entergy Corp. (Electric Utilities)	34,096	3,177,406
PG&E Corp. (Electric Utilities)	33,507	505,286
		5,577,618
Total Common Stocks (Cost $191,516,531)		$269,775,203

Corporate Bonds–26.2%		Rate	Maturity	Face Amount	Value
Communication Services–1.9%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$975,180
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,596,895
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	805,272
NTT Finance Corp. (Diversified Telecom. Svs.)	(b)	4.876%	07/16/2030	390,000	396,268
NTT Finance Corp. (Diversified Telecom. Svs.)	(b)	5.502%	07/16/2035	390,000	403,411
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	1,040,262
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,176,706
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	750,000	612,120
					7,006,114
Consumer Discretionary–1.0%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	500,000	460,994
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(b)(c)	10.000%, 10.750% PIK	07/15/2033	630,000	679,557
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	1,000,000	974,012
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	956,252
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	646,983
					3,717,798
Consumer Staples–1.7%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	1,000,000	1,038,137
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,006,621
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,000,000	894,959
Imperial Brands Finance PLC (Tobacco)	(b)	5.625%	07/01/2035	500,000	509,963
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(b)	6.375%	04/15/2066	400,000	411,216
Kellanova (Food Products)		4.500%	04/01/2046	1,000,000	876,284
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	911,733
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	972,150
					6,621,063
Energy–1.9%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	1,000,000	995,673
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,017,248
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,032,579
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,020,270
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,200,000	1,217,543
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	700,000	683,065
Sunoco LP (Oil, Gas & Consumable Fuels)	(b)	5.875%	03/15/2034	340,000	337,056
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	993,210
					7,296,644
Financials–9.7%
Ally Financial, Inc. (Rate is fixed until 01/17/2030, then SOFRINDX + 173) (Consumer Finance)	(d)	5.543%	01/17/2031	700,000	713,098
Antares Holdings LP (Capital Markets)	(b)	2.750%	01/15/2027	1,000,000	969,101
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,059,812
Avolon Holdings Funding Ltd. (Financial Services)	(b)	4.900%	10/10/2030	1,000,000	1,005,471
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(d)	5.511%	01/24/2036	500,000	522,656
Bank of Nova Scotia / The (Rate is fixed until 10/27/2035, then H15T5Y + 273) (Banks)	(d)	6.875%	10/27/2085	1,500,000	1,495,529
Belrose Funding Trust II (Insurance)	(b)	6.792%	05/15/2055	750,000	812,203
Capital One Financial Corp. (Rate is fixed until 09/11/2030, then SOFR + 125) (Consumer Finance)	(d)	4.493%	09/11/2031	600,000	595,147
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(d)	5.197%	09/11/2036	744,000	735,817
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,035,476

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citigroup, Inc. (Rate is fixed until 05/01/2031, then SOFR + 117) (Banks)	(d)	2.561%	05/01/2032	$1,500,000	$1,351,948
Federation des Caisses Desjardins du Quebec (Banks)	(b)	4.565%	08/26/2030	700,000	703,872
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(d)	5.600%	09/05/2035	1,000,000	997,358
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,031,703
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	1,003,314
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,788,014
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(d)	5.330%	07/23/2035	1,000,000	1,029,444
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2030	1,000,000	1,027,057
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(d)	7.000%	Perpetual	1,000,000	1,031,076
KBC Group N.V. (Rate is fixed until 09/23/2030, then H15T1Y + 85) (Banks)	(b)(d)	4.454%	09/23/2031	1,000,000	994,704
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(d)	5.400%	07/30/2035	1,000,000	1,007,603
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(b)(d)	5.642%	08/13/2036	600,000	607,778
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(d)	5.320%	07/19/2035	900,000	928,664
Morgan Stanley Private Bank N.A. (Rate is fixed until 07/06/2027, then SOFR + 77) (Capital Markets)	(d)	4.466%	07/06/2028	500,000	502,804
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,036,372
Prudential Financial, Inc. (Rate is fixed until 09/15/2027, then QL + 238) (Insurance)	(d)	4.500%	09/15/2047	700,000	691,170
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(d)	2.490%	01/06/2028	1,000,000	975,762
Sixth Street Lending Partners (Capital Markets)	(b)	6.125%	07/15/2030	600,000	620,325
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	891,896
Sumitomo Mitsui Trust Group, Inc. (Rate is fixed until 09/11/2035, then SOFR + 165) (Banks)	(b)(d)	5.416%	09/11/2036	350,000	353,969
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(d)	6.000%	07/29/2036	1,000,000	1,022,841
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(d)	6.350%	10/31/2085	1,000,000	1,002,500
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(d)	4.420%	07/24/2028	750,000	753,200
Truist Bank (Rate is fixed until 09/17/2029, then H15T5Y + 115) (Banks)	(d)	4.632%	09/17/2029	1,000,000	1,007,476
UBS Group AG (Rate is fixed until 08/05/2035, then USISSO05 + 330) (Capital Markets)	(b)(d)	7.000%	Perpetual	500,000	509,714
UBS Group AG (Rate is fixed until 09/23/2030, then SOFR + 106) (Capital Markets)	(b)(d)	4.398%	09/23/2031	1,000,000	996,607
UBS Group AG (Rate is fixed until 03/23/2036, then SOFR + 134) (Capital Markets)	(b)(d)	5.010%	03/23/2037	1,000,000	995,179
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(d)	5.784%	09/11/2035	1,000,000	1,000,117
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(d)	3.068%	04/30/2041	1,000,000	776,287
Zions Bancorp N.A. (Rate is fixed until 08/18/2027, then SOFR + 116) (Banks)	(d)	4.704%	08/18/2028	1,000,000	1,003,108
					36,586,172
Health Care–1.8%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	964,750
Cardinal Health, Inc. (Health Care Providers & Svs.)		5.150%	09/15/2035	600,000	603,572
CVS Health Corp. (Health Care Providers & Svs.)		5.000%	09/15/2032	1,000,000	1,012,236
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	1,000,000	1,041,831
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,058,391
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	2,000,000	2,003,777
					6,684,557
Industrials–0.8%
FedEx Corp. (Air Freight & Logistics)	(b)	4.900%	01/15/2034	1,000,000	987,198
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,021,887
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	996,947
					3,006,032
Information Technology–1.4%
Broadcom, Inc. (Semiconductors & Equip.)		5.200%	07/15/2035	700,000	721,421
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,804,122
NXP B.V. / NXP Funding LLC / NXP U.S.A., Inc. (Semiconductors & Equip.)		4.850%	08/19/2032	600,000	600,721
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	956,752
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	1,058,427
					5,141,443
Materials–0.7%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	400,000	426,500
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	402,000	371,153
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	1,000,000	917,237
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,004,016
					2,718,906
Real Estate–1.8%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	994,174
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	982,327
Brixmor Operating Partnership LP (Retail REITs)		4.850%	02/15/2033	660,000	658,551
COPT Defense Properties LP (Office REITs)		4.500%	10/15/2030	650,000	645,714
Essential Properties LP (Diversified REITs)		5.400%	12/01/2035	700,000	702,626

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Extra Space Storage LP (Specialized REITs)		4.950%	01/15/2033	$1,000,000	$1,005,898
Kilroy Realty LP (Office REITs)		4.250%	08/15/2029	1,000,000	981,010
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.500%	09/01/2026	1,000,000	999,965
					6,970,265
Utilities–3.5%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	807,604
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	776,205
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	949,746
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	860,530
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	1,016,710
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	809,157
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	1,024,928
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(d)	6.000%	02/15/2056	500,000	503,577
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	766,601
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	696,832
Enel Finance International N.V. (Electric Utilities)	(b)	5.750%	09/30/2055	1,000,000	981,657
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	853,630
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	698,101
Jersey Central Power & Light Co. (Electric Utilities)		5.100%	01/15/2035	1,000,000	1,013,477
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	763,705
Sempra (Rate is fixed until 04/01/2031, then H15T5Y + 263) (Multi-Utilities)	(d)	6.375%	04/01/2056	650,000	667,061
					13,189,521
Total Corporate Bonds (Cost $103,545,416)					$98,938,515

Asset-Backed Securities–0.7%	Rate	Maturity	Face Amount	Value
Industrials–0.7%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,465,274	$1,268,032
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	71,528	71,144
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,324,557	1,214,480
Total Asset-Backed Securities (Cost $2,801,971)				$2,553,656

U.S. Treasury Obligations–0.7%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	4.875%	08/15/2045	$1,850,000	$1,891,336
U.S. Treasury Bond	4.750%	08/15/2055	650,000	652,234
Total U.S. Treasury Obligations (Cost $2,544,857)				$2,543,570

Preferred Securities–0.4%		Rate	Quantity	Value
Financials–0.4%
Bank of America Corp. (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(d)	6.250%	1,000,000	$1,012,776
Huntington Bancshares, Inc. (Rate is fixed until 10/15/2030, then H15T5Y + 265) (Banks)	(d)	6.250%	600,000	598,420
Total Preferred Securities (Cost $1,600,000)				$1,611,196
Total Investments – 99.5% (Cost $302,008,775)	(e)			$375,422,140
Other Assets in Excess of Liabilities – 0.5%	(f)			1,894,347
Net Assets – 100.0%				$377,316,487

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 9/30/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.740% at 9/30/2025
PIK:	Payment-in-Kind
QL:
Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.240% at 9/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.214% at 9/30/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.644% at 9/30/2025

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2025, the value of these securities totaled $19,326,797, or 5.1% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2025.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $261,510 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Long	6	December 19, 2025	$724,137	$720,375	$(3,762)	$(3,762)
CME E-mini S&P 500 Index - Long	11	December 19, 2025	3,693,139	3,706,313	13,174	13,174
			$4,417,276	$4,426,688	$9,412	$9,412
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	2	December 19, 2025	$(226,995)	$(225,000)	$1,995	$30
Total Futures Contracts			$4,190,281	$4,201,688	$11,407	$9,442
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–97.7%		Shares	Value
Japan–22.6%
Amada Co. Ltd. (Industrials)	(a)	35,600	$437,595
Bridgestone Corp. (Consumer Discretionary)	(a)	1,000	46,239
Brother Industries Ltd. (Information Technology)	(a)	10,700	178,934
Canon, Inc. (Information Technology)	(a)	112,000	3,278,625
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	900	39,812
Concordia Financial Group Ltd. (Financials)	(a)	14,200	108,927
Dai-ichi Life Holdings, Inc. (Financials)	(a)	63,900	502,692
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	9,500	212,632
Daiwa Securities Group, Inc. (Financials)	(a)	24,700	200,431
DMG Mori Co. Ltd. (Industrials)	(a)	19,200	384,685
ENEOS Holdings, Inc. (Energy)	(a)	397,000	2,520,373
FANUC Corp. (Industrials)	(a)	26,000	740,869
Fujitsu Ltd. (Information Technology)	(a)	60,600	1,424,848
Hitachi Ltd. (Industrials)	(a)	138,400	3,634,385
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	8,000	82,188
Hulic Co. Ltd. (Real Estate)	(a)	7,200	78,912
Inpex Corp. (Energy)	(a)	21,800	392,093
Japan Post Bank Co. Ltd. (Financials)	(a)	31,400	384,792
Japan Post Holdings Co. Ltd. (Financials)	(a)	95,100	944,136
Japan Post Insurance Co. Ltd. (Financials)	(a)	1,700	48,131
Japan Tobacco, Inc. (Consumer Staples)	(a)	97,800	3,214,444
Keyence Corp. (Information Technology)	(a)	600	223,399
Kubota Corp. (Industrials)	(a)	12,400	155,805
Kyocera Corp. (Information Technology)	(a)	2,600	35,325
McDonald's Holdings Co. Japan Ltd. (Consumer Discretionary)	(a)	4,800	201,548
Mitsubishi Corp. (Industrials)	(a)	3,200	76,281
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	14,900	343,126
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,200	142,055
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	44,300	1,157,559
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	204,300	3,236,392
Mitsui & Co. Ltd. (Industrials)	(a)	170,300	4,228,922
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	214,500	2,343,242
Mizuho Financial Group, Inc. (Financials)	(a)	42,600	1,425,820
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	23,000	521,794
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	124,800	2,368,380
NEC Corp. (Information Technology)	(a)	121,300	3,877,851
Nomura Holdings, Inc. (Financials)	(a)	118,700	869,202
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	130,000	828,968
Obayashi Corp. (Industrials)	(a)	10,300	169,008
ORIX Corp. (Financials)	(a)	20,800	543,160
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	185,500	1,223,674
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	30,200	328,017
Recruit Holdings Co. Ltd. (Industrials)	(a)	50,200	2,693,436
Resona Holdings, Inc. (Financials)	(a)	37,500	381,749
Shimizu Corp. (Industrials)	(a)	60,200	844,898
SMC Corp. (Industrials)	(a)	400	122,404
SoftBank Corp. (Communication Services)	(a)	551,900	811,749
Common Stocks (Continued)		Shares	Value
Japan (continued)
SoftBank Group Corp. (Communication Services)	(a)	14,200	$1,803,544
Sompo Holdings, Inc. (Financials)	(a)	64,800	2,001,330
Sony Financial Group, Inc. (Financials)	(b)(c)	215,500	238,983
Sony Group Corp. (Consumer Discretionary)	(a)	215,500	6,183,818
Sumitomo Chemical Co. Ltd. (Materials)	(a)	159,700	503,638
Sumitomo Corp. (Industrials)	(a)	98,800	2,859,261
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	191,700	5,366,344
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	12,000	348,181
Sysmex Corp. (Health Care)	(a)	28,300	350,937
T&D Holdings, Inc. (Financials)	(a)	8,800	215,066
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	52,700	1,538,510
Terumo Corp. (Health Care)	(a)	118,500	1,955,698
Tokio Marine Holdings, Inc. (Financials)	(a)	33,800	1,429,929
Tokyo Electron Ltd. (Information Technology)	(a)	18,300	3,299,490
Toyota Motor Corp. (Consumer Discretionary)	(a)	219,900	4,208,370
Unicharm Corp. (Consumer Staples)	(a)	56,600	369,045
			80,681,651
United Kingdom–14.5%
Admiral Group PLC (Financials)	(a)	703	31,784
AstraZeneca PLC (Health Care)	(a)	32,533	4,969,523
BAE Systems PLC (Industrials)	(a)	158,395	4,389,100
Barclays PLC (Financials)	(a)	920,721	4,721,271
Beazley PLC (Financials)	(a)	2,694	32,958
BP PLC (Energy)	(a)	87,635	502,713
Compass Group PLC (Consumer Discretionary)	(a)	14,082	479,767
GSK PLC (Health Care)	(a)	162,701	3,498,126
Halma PLC (Information Technology)	(a)	13,480	625,683
HSBC Holdings PLC (Financials)	(a)	137,130	1,935,557
IG Group Holdings PLC (Financials)	(a)	30,178	437,617
Imperial Brands PLC (Consumer Staples)	(a)	66,678	2,832,461
InterContinental Hotels Group PLC (Consumer Discretionary)	(a)	10,768	1,305,078
Intertek Group PLC (Industrials)	(a)	24,319	1,554,602
J Sainsbury PLC (Consumer Staples)	(a)	124,753	561,491
Lloyds Banking Group PLC (Financials)	(a)	1,071,209	1,206,662
London Stock Exchange Group PLC (Financials)	(a)	34,584	3,971,352
NatWest Group PLC (Financials)	(a)	273,612	1,920,506
Next PLC (Consumer Discretionary)	(a)	11,124	1,852,991
RELX PLC (Industrials)	(a)	12,650	604,192
Rightmove PLC (Communication Services)	(a)	30,866	294,390
Rio Tinto PLC (Materials)	(a)	5,262	346,767
Rolls-Royce Holdings PLC (Industrials)	(a)	277,789	4,447,344
Sage Group PLC / The (Information Technology)	(a)	94,024	1,396,026
Shell PLC (Energy)	(a)	69,938	2,490,043
Smiths Group PLC (Industrials)	(a)	52,296	1,668,260
Unilever PLC (Consumer Staples)	(a)	26,445	1,563,221
Vodafone Group PLC (Communication Services)	(a)	1,867,185	2,165,179
			51,804,664
France–11.4%
Air Liquide SA (Materials)	(a)	9,751	2,029,295
AXA SA (Financials)	(a)	31,738	1,519,644
BNP Paribas SA (Financials)	(a)	46,572	4,245,420
Bureau Veritas SA (Industrials)	(a)	44,859	1,408,508

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
France (continued)
Carrefour SA (Consumer Staples)	(a)	29,186	$441,919
Credit Agricole SA (Financials)	(a)	111,850	2,202,478
Danone SA (Consumer Staples)	(a)	8,546	744,565
Dassault Systemes SE (Information Technology)	(a)	27,102	911,685
Eiffage SA (Industrials)	(a)	1,992	256,203
Engie SA (Utilities)	(a)	94,017	2,016,719
Hermes International SCA (Consumer Discretionary)	(a)	1,094	2,682,955
Ipsen SA (Health Care)	(a)	5,550	747,140
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	6,134	3,753,297
Publicis Groupe SA (Communication Services)	(a)	18,828	1,807,243
Safran SA (Industrials)	(a)	18,464	6,538,855
Sanofi SA (Health Care)	(a)	25,855	2,443,925
Societe Generale SA (Financials)	(a)	16,884	1,123,045
Thales SA (Industrials)	(a)	7,658	2,399,850
TotalEnergies SE (Energy)	(a)	44,634	2,723,610
Valeo SE (Consumer Discretionary)	(a)	9,348	115,202
Vinci SA (Industrials)	(a)	4,815	670,434
			40,781,992
Germany–11.0%
adidas AG (Consumer Discretionary)	(a)	14,466	3,051,190
Allianz SE (Financials)	(a)	11,813	4,965,506
Deutsche Bank AG (Financials)	(a)	51,768	1,820,755
Deutsche Telekom AG (Communication Services)	(a)	155,761	5,306,863
E.ON SE (Utilities)	(a)	114,429	2,151,519
GEA Group AG (Industrials)	(a)	9,041	667,919
Heidelberg Materials AG (Materials)	(a)	542	122,020
Henkel AG & Co. KGaA (Consumer Staples)	(a)	606	44,951
Infineon Technologies AG (Information Technology)	(a)	31,672	1,236,213
LEG Immobilien SE (Real Estate)	(a)	2,495	198,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	3,265	2,086,191
Nemetschek SE (Information Technology)	(a)	1,856	241,526
Rheinmetall AG (Industrials)	(a)	670	1,559,666
SAP SE (Information Technology)	(a)	33,402	8,954,797
Siemens AG (Industrials)	(a)	7,099	1,915,439
Siemens Energy AG (Industrials)	(a)(c)	38,964	4,555,979
Vonovia SE (Real Estate)	(a)	7,114	222,030
			39,100,917
Switzerland–9.3%
ABB Ltd. (Industrials)	(a)	85,158	6,137,654
Accelleron Industries AG (Industrials)	(a)	5,428	456,952
Belimo Holding AG (Industrials)	(a)	149	156,879
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	3,248	623,223
Givaudan SA (Materials)	(a)	320	1,304,431
Glencore PLC (Materials)	(a)	445,686	2,059,626
Holcim AG (Materials)	(a)	3,895	331,492
Logitech International SA (Information Technology)	(a)	12,058	1,328,027
Nestle SA (Consumer Staples)	(a)	15,038	1,381,363
Novartis AG (Health Care)	(a)	65,197	8,383,717
Roche Holding Ltd. (Health Care)	(a)	1,546	533,037
Roche Holding Ltd. NVS (Health Care)	(a)	13,490	4,439,981
SGS SA (Industrials)	(a)	9,983	1,038,386
UBS Group AG (Financials)	(a)	69,842	2,871,107
Zurich Insurance Group AG (Financials)	(a)	3,021	2,156,308
			33,202,183
Common Stocks (Continued)		Shares	Value
Australia–6.8%
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	80,465	$3,737,089
BHP Group Ltd. (Materials)	(a)	75,830	2,118,795
Commonwealth Bank of Australia (Financials)	(a)	50,977	5,636,506
CSL Ltd. (Health Care)	(a)	7,401	972,287
Evolution Mining Ltd. (Materials)	(a)	204,477	1,473,090
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	499	38,236
Macquarie Group Ltd. (Financials)	(a)	26,464	3,848,991
Pro Medicus Ltd. (Health Care)	(a)	1,992	407,703
Qantas Airways Ltd. (Industrials)	(a)	31,988	231,945
QBE Insurance Group Ltd. (Financials)	(a)	52,988	722,816
REA Group Ltd. (Communication Services)	(a)	6,369	976,422
Santos Ltd. (Energy)	(a)	36,124	161,787
SEEK Ltd. (Communication Services)	(a)	18,021	340,727
Sonic Healthcare Ltd. (Health Care)	(a)	23,083	327,555
South32 Ltd. (Materials)	(a)	123,695	224,577
Telstra Group Ltd. (Communication Services)	(a)	15,479	49,403
Wesfarmers Ltd. (Consumer Discretionary)	(a)	51,954	3,169,581
			24,437,510
Netherlands–3.6%
Adyen N.V. (Financials)	(a)(c)	351	563,302
Argenx SE (Health Care)	(a)(c)	855	628,067
ASM International N.V. (Information Technology)	(a)	35	21,039
ASML Holding N.V. (Information Technology)	(a)	6,889	6,716,516
ASR Nederland N.V. (Financials)	(a)	3,626	246,771
NN Group N.V. (Financials)	(a)	4,787	337,978
Prosus N.V. (Consumer Discretionary)	(a)	38,439	2,726,046
Wolters Kluwer N.V. (Industrials)	(a)	10,840	1,479,743
			12,719,462
Spain–3.0%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	6,888	550,931
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	28,952	556,993
Banco Santander SA (Financials)	(a)	381,216	3,984,199
Iberdrola SA (Utilities)	(a)	60,967	1,155,219
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	39,227	2,167,142
Repsol SA (Energy)	(a)	6,741	119,641
Telefonica SA (Communication Services)	(a)	400,826	2,071,673
			10,605,798
Italy–2.9%
A2A SpA (Utilities)	(a)	52,597	137,547
Amplifon SpA (Health Care)	(a)	10,159	166,033
Banca Mediolanum SpA (Financials)	(a)	3,998	80,216
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	266,573	2,366,957
BPER Banca SPA (Financials)	(a)	25,991	288,799
Generali (Financials)	(a)	16,847	661,982
Infrastrutture Wireless Italiane SpA (Communication Services)	(a)	26,313	309,219
Intesa Sanpaolo SpA (Financials)	(a)	271,908	1,798,159
Leonardo SpA (Industrials)	(a)	7,201	457,435
Nexi SpA (Financials)	(a)	148,647	841,310
Poste Italiane SpA (Financials)	(a)	8,142	193,102
Snam SpA (Utilities)	(a)	215,019	1,291,998
UniCredit SpA (Financials)	(a)	24,944	1,893,841
			10,486,598

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Hong Kong–2.8%
AIA Group Ltd. (Financials)	(a)	485,600	$4,654,592
CK Hutchison Holdings Ltd. (Industrials)	(a)	313,000	2,065,682
Jardine Matheson Holdings Ltd. (Industrials)	(a)	3,000	189,751
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	13,000	155,923
Swire Pacific Ltd. Class A (Industrials)	(a)	40,500	343,686
Techtronic Industries Co. Ltd. (Industrials)	(a)	114,500	1,468,955
WH Group Ltd. (Consumer Staples)	(a)	1,100,500	1,196,159
			10,074,748
Sweden–1.9%
AddTech AB (Industrials)	(a)	15,155	495,406
Assa Abloy AB Class B (Industrials)	(a)	23,985	841,566
Atlas Copco AB Class A (Industrials)	(a)	81,902	1,394,640
Atlas Copco AB Class B (Industrials)	(a)	10,342	156,051
Essity AB Class B (Consumer Staples)	(a)	6,129	160,293
Getinge AB Class B (Health Care)	(a)	19,240	416,642
Industrivarden AB Class A (Financials)	(a)	1,354	53,954
Investor AB Class B (Financials)	(a)	21,675	680,855
Saab AB Class B (Industrials)	(a)	2,245	136,752
Skanska AB Class B (Industrials)	(a)	25,574	666,389
Swedish Orphan Biovitrum AB (Health Care)	(a)(c)	5,417	165,665
Tele2 AB Class B (Communication Services)	(a)	36,752	626,977
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	108,361	898,853
			6,694,043
Finland–1.6%
Nokia Oyj (Information Technology)	(a)	341,040	1,634,137
Nordea Bank Abp (Financials)	(a)	175,267	2,885,161
Sampo Oyj Class A (Financials)	(a)	107,274	1,234,752
			5,754,050
Singapore–1.5%
DBS Group Holdings Ltd. (Financials)	(a)	61,500	2,435,702
Singapore Technologies Engineering Ltd. (Industrials)	(a)	33,900	226,596
Singapore Telecommunications Ltd. (Communication Services)	(a)	886,200	2,835,119
			5,497,417
Norway–1.1%
DNB Bank ASA (Financials)	(a)	67,565	1,845,117
Equinor ASA (Energy)	(a)	16,933	414,180
Gjensidige Forsikring ASA (Financials)	(a)	1,171	34,414
Common Stocks (Continued)		Shares	Value
Norway (continued)
Kongsberg Gruppen ASA (Industrials)	(a)	28,220	$901,609
Var Energi ASA (Energy)	(a)	200,709	671,884
			3,867,204
Ireland–1.1%
Experian PLC (Industrials)	(a)	75,047	3,779,536
Israel–0.6%
Bank Hapoalim BM (Financials)	(a)	22,252	452,429
Bank Leumi Le-Israel BM (Financials)	(a)	26,587	524,271
Elbit Systems Ltd. (Industrials)	(a)	464	235,097
Israel Discount Bank Ltd. Class A (Financials)	(a)	21,838	215,949
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	5,323	350,346
Nice Ltd. (Information Technology)	(a)(c)	3,511	510,460
			2,288,552
Denmark–0.6%
Genmab A/S (Health Care)	(a)(c)	1,713	528,032
Novo Nordisk A/S Class B (Health Care)	(a)	17,150	946,606
Pandora A/S (Consumer Discretionary)	(a)	522	68,245
Tryg A/S (Financials)	(a)	26,179	665,265
			2,208,148
Belgium–0.6%
Ageas SA / N.V. (Financials)	(a)	29,088	2,019,517
Austria–0.4%
BAWAG Group AG (Financials)	(a)	10,996	1,453,101
New Zealand–0.4%
Xero Ltd. (Information Technology)	(a)(c)	12,941	1,352,598
Portugal–0.0%
EDP SA (Utilities)	(a)	28,749	136,554
Total Common Stocks (Cost $303,568,084)			$348,946,243

Preferred Securities–0.4%		Rate	Quantity	Value
Germany–0.4%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.966% (d)	17,313	$1,397,451
Total Preferred Securities (Cost $1,450,437)				$1,397,451
Total Investments – 98.1% (Cost $305,018,521)			(e)	$350,343,694
Other Assets in Excess of Liabilities – 1.9%			(f)	6,894,965
Net Assets – 100.0%				$357,238,659

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non-Voting Shares

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $350,104,711 or 98.0%
of the Portfolio’s net assets.

(b)
As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $238,983 or 0.1% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Non-income producing security.
(d)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $212,059 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	46	December 19, 2025	$6,418,433	$6,406,190	$(12,243)	$27,813
Total Futures Contracts			$6,418,433	$6,406,190	$(12,243)	$27,813
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–99.9%		Shares	Value
Communication Services–14.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		31,106	$7,561,868
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	940	123,864
Live Nation Entertainment, Inc. (Entertainment)	(a)	5,910	965,694
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		7,955	5,841,993
ROBLOX Corp. Class A (Entertainment)	(a)	13,882	1,922,935
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	23,332	1,987,788
			18,404,142
Consumer Discretionary–17.7%
Amazon.com, Inc. (Broadline Retail)	(a)	50,912	11,178,748
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		201	1,085,253
BYD Co. Ltd. (Automobiles)	(b)	65,361	926,937
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	9,784	282,855
D.R. Horton, Inc. (Household Durables)		2,506	424,692
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	592	190,529
eBay, Inc. (Broadline Retail)		500	45,475
Etsy, Inc. (Broadline Retail)	(a)	1,877	124,614
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	2,686	197,958
Games Workshop Group PLC (Leisure Products)	(b)	1,286	251,530
Hesai Group – ADR (Automobile Components)	(a)	21,856	614,154
Kering SA (Textiles, Apparel & Luxury Goods)	(b)	383	127,633
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,192	130,227
Lowe's Cos., Inc. (Specialty Retail)		9,387	2,359,047
MercadoLibre, Inc. (Broadline Retail)	(a)	571	1,334,393
Savers Value Village, Inc. (Broadline Retail)	(a)	16,820	222,865
Tesla, Inc. (Automobiles)	(a)	4,584	2,038,596
TopBuild Corp. (Household Durables)	(a)	1,266	494,829
			22,030,335
Consumer Staples–2.5%
British American Tobacco PLC – ADR (Tobacco)		11,673	619,603
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		14,899	1,312,900
Philip Morris International, Inc. (Tobacco)		7,508	1,217,797
			3,150,300
Energy–0.5%
Range Resources Corp. (Oil, Gas & Consumable Fuels)		16,152	607,961
Financials–7.6%
Arthur J. Gallagher & Co. (Insurance)		3,334	1,032,673
Blackstone, Inc. (Capital Markets)		3,619	618,306
Bullish (Capital Markets)	(a)	3,371	214,429
Capital One Financial Corp. (Consumer Finance)		5,300	1,126,674
Coinbase Global, Inc. Class A (Capital Markets)	(a)	617	208,231
Evercore, Inc. Class A (Capital Markets)		4,492	1,515,242
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	200	7,274
Goldman Sachs Group, Inc. / The (Capital Markets)		830	660,971
Interactive Brokers Group, Inc. Class A (Capital Markets)		3,014	207,393
Mastercard, Inc. Class A (Financial Services)		2,251	1,280,391
Morgan Stanley (Capital Markets)		6,357	1,010,509
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	1,617	231,522
Common Stocks (Continued)		Shares	Value
Financials (continued)
Rocket Cos., Inc. Class A (Financial Services)		24,800	$480,624
Toast, Inc. Class A (Financial Services)	(a)	23,378	853,531
			9,447,770
Health Care–14.4%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	4,630	54,125
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	5,390
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,159	395,570
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,049	1,846,344
Arcellx, Inc. (Biotechnology)	(a)	627	51,477
Beam Therapeutics, Inc. (Biotechnology)	(a)	8,641	209,717
Biogen, Inc. (Biotechnology)	(a)	6,230	872,698
BioNTech SE – ADR (Biotechnology)	(a)	4,554	449,116
Bio-Techne Corp. (Life Sciences Tools & Svs.)		805	44,782
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	19,622	1,915,696
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	1,200	13,788
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,663	164,622
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	47,265
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	4,227	351,306
Cytokinetics, Inc. (Biotechnology)	(a)	4,438	243,913
Eli Lilly & Co. (Pharmaceuticals)		4,149	3,165,687
Galapagos N.V. – ADR (Biotechnology)	(a)	4,172	144,518
Gilead Sciences, Inc. (Biotechnology)		10,269	1,139,859
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	8,647	819,476
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	628
Immuneering Corp. Class A (Biotechnology)	(a)	6,769	47,383
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	91,733
Janux Therapeutics, Inc. (Biotechnology)	(a)	1,392	34,020
Krystal Biotech, Inc. (Biotechnology)	(a)	476	84,028
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,454	112,635
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	6,466	10,216
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	4,690	133,384
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,343	340,209
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	2,104
Royalty Pharma PLC Class A (Pharmaceuticals)		67,539	2,382,776
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	3,758
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	38,693	781,599
UCB SA (Pharmaceuticals)	(b)	5,052	1,397,733
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,403	417,968
Vor BioPharma, Inc. (Biotechnology)	(a)	324	15,785
XOMA Royalty Corp. (Biotechnology)	(a)	2,769	106,717
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	7,421	70,574
			17,968,599
Industrials–8.1%
Carpenter Technology Corp. (Aerospace & Defense)		2,918	716,486
Deere & Co. (Machinery)		2,934	1,341,601
Equifax, Inc. (Professional Svs.)		4,009	1,028,429
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	3,290	741,293
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	400	11,728
GE Vernova, Inc. (Electrical Equip.)		2,329	1,432,102
General Electric Co. (Aerospace & Defense)		6,462	1,943,899

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Ingersoll Rand, Inc. (Machinery)		6,760	$558,511
Loar Holdings, Inc. (Aerospace & Defense)	(a)	57	4,560
RELX PLC – ADR (Professional Svs.)		6,767	323,192
Simpson Manufacturing Co., Inc. (Building Products)		278	46,554
Uber Technologies, Inc. (Ground Transportation)	(a)	8,133	796,790
UL Solutions, Inc. Class A (Professional Svs.)		7,209	510,830
Westinghouse Air Brake Technologies Corp. (Machinery)		3,186	638,697
			10,094,672
Information Technology–32.6%
Appfolio, Inc. Class A (Software)	(a)	211	58,164
Apple, Inc. (Tech. Hardware, Storage & Periph.)		23,876	6,079,546
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	39,160
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	5,278	791,594
BitMine Immersion Technologies, Inc. (Software)	(a)	2,462	127,852
CyberArk Software Ltd. (Software)	(a)	588	284,092
Figma, Inc. Class A (Software)	(a)	300	15,561
HubSpot, Inc. (Software)	(a)	1,525	713,395
Microsoft Corp. (Software)		13,860	7,178,787
Monday.com Ltd. (Software)	(a)	1,488	288,211
Nutanix, Inc. Class A (Software)	(a)	12,974	965,136
NVIDIA Corp. (Semiconductors & Equip.)		85,371	15,928,522
Palo Alto Networks, Inc. (Software)	(a)	3,027	616,358
SailPoint, Inc. (Software)	(a)	700	15,456
Samsara, Inc. Class A (Software)	(a)	2,600	96,850
ServiceTitan, Inc. Class A (Software)	(a)	6,330	638,254
Shopify, Inc. Class A (IT Svs.)	(a)	13,410	1,992,860
SiTime Corp. (Semiconductors & Equip.)	(a)	1,862	561,039
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		13,277	3,708,133
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Unity Software, Inc. (Software)	(a)	3,747	$150,030
Zeta Global Holdings Corp. Class A (Software)	(a)	11,089	220,338
Zscaler, Inc. (Software)	(a)	545	163,315
			40,632,653
Materials–0.8%
Eagle Materials, Inc. (Construction Materials)		196	45,676
Martin Marietta Materials, Inc. (Construction Materials)		933	588,051
Vale SA – ADR (Metals & Mining)		36,491	396,293
			1,030,020
Real Estate–0.9%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	2,577	191,832
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	11,328	872,822
			1,064,654
Total Common Stocks (Cost $95,545,521)			$124,431,106

Rights–0.0%		Quantity	Value
Health Care–0.0%
Blueprint Medicines Corporation CVR (Acquired July 21, 2025, Cost $184) (Biotechnology)	(a)(c)	399	$183
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(a)(c)	33,274	—
Total Rights (Cost $44,472)			$183
Total Investments – 99.9% (Cost $95,589,993)	(d)		$124,431,289
Other Assets in Excess of Liabilities – 0.1%			129,063
Net Assets – 100.0%			$124,560,352

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $6,389,130 or 5.1% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At September 30, 2025, the value of restricted securities in the Portfolio totaled $183, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–1.9%
Cargurus, Inc. (Interactive Media & Svs.)	(a)	4,230	$157,483
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	62,505
Cinemark Holdings, Inc. (Entertainment)		6,250	175,125
DoubleVerify Holdings, Inc. (Media)	(a)	6,000	71,880
IAC, Inc. (Interactive Media & Svs.)	(a)	2,903	98,905
John Wiley & Sons, Inc. Class A (Media)		2,150	87,011
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	42,020	257,163
Madison Square Garden Sports Corp. (Entertainment)	(a)	540	122,580
NIQ Global Intelligence PLC (Media)	(a)	28,969	454,813
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	4,900	75,803
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	47,538
TEGNA, Inc. (Media)		7,090	144,140
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,780	187,567
Uniti Group, Inc. (Diversified Telecom. Svs.)	(a)	12,220	74,786
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	84,115
			2,101,414
Consumer Discretionary–13.9%
Academy Sports & Outdoors, Inc. (Specialty Retail)		2,109	105,492
Acushnet Holdings Corp. (Leisure Products)		1,056	82,885
Adient PLC (Automobile Components)	(a)	4,113	99,041
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,100	169,895
Advance Auto Parts, Inc. (Specialty Retail)		2,303	141,404
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	160,834
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	836	204,360
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	92,506
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	41,084
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	6,183	1,024,647
BorgWarner, Inc. (Automobile Components)		8,670	381,133
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,739	220,297
Buckle, Inc. / The (Specialty Retail)		2,600	152,516
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7,650	206,741
Cavco Industries, Inc. (Household Durables)	(a)	270	156,797
Century Communities, Inc. (Household Durables)		1,830	115,967
Champion Homes, Inc. (Household Durables)	(a)	9,964	760,951
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		1,890	103,270
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	60,803
Dorman Products, Inc. (Automobile Components)	(a)	850	132,498
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,081	527,640
Etsy, Inc. (Broadline Retail)	(a)	2,540	168,631
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	3,161	212,704
Gentherm, Inc. (Automobile Components)	(a)	3,600	122,616
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	86,216
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	63,430
Green Brick Partners, Inc. (Household Durables)	(a)	1,770	130,732
Group 1 Automotive, Inc. (Specialty Retail)		402	175,879
Guess?, Inc. (Specialty Retail)		1,070	17,880
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,600	96,214
Installed Building Products, Inc. (Household Durables)		568	140,103
Kohl's Corp. (Broadline Retail)		5,490	84,381
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	183,471
La-Z-Boy, Inc. (Household Durables)		2,300	78,936
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LCI Industries (Automobile Components)		970	$90,355
LGI Homes, Inc. (Household Durables)	(a)	1,070	55,330
M/I (Household Durables)	(a)	1,120	161,773
Matthews International Corp. Class A (Diversified Consumer Svs.)		3,870	93,964
Meritage Homes Corp. (Household Durables)		2,520	182,524
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	98,498
Modine Manufacturing Co. (Automobile Components)	(a)	6,669	948,065
National Vision Holdings, Inc. (Specialty Retail)	(a)	15,385	449,088
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	5,121	657,536
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	38,513
Patrick Industries, Inc. (Automobile Components)		1,380	142,733
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,930	114,212
Portillo's, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	48,917	315,515
RH (Specialty Retail)	(a)	2,747	558,081
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	35,243	721,777
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,640	153,520
SharkNinja, Inc. (Household Durables)	(a)	6,845	706,062
Signet Jewelers Ltd. (Specialty Retail)		994	95,344
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	3,864	87,790
Sonos, Inc. (Household Durables)	(a)	9,149	144,554
Standard Motor Products, Inc. (Automobile Components)		2,630	107,357
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	107,806
Stride, Inc. (Diversified Consumer Svs.)	(a)	4,378	652,059
Stubhub Holdings, Inc. Class A (Diversified Consumer Svs.)	(a)	20,834	350,845
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		2,632	437,307
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	11,210	106,495
Tri Pointe Homes, Inc. (Household Durables)	(a)	3,853	130,886
United Parks & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	1,072	55,422
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,230	159,289
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	88,829
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,824	459,064
Winnebago Industries, Inc. (Automobiles)		1,670	55,845
XPEL, Inc. (Automobile Components)	(a)	3,090	102,186
			15,130,578
Consumer Staples–2.6%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	76,435
Cal-Maine Foods, Inc. (Food Products)		1,600	150,560
Celsius Holdings, Inc. (Beverages)	(a)	13,628	783,474
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	12,550	732,041
Energizer Holdings, Inc. (Household Products)		3,360	83,630
Fresh Del Monte Produce, Inc. (Food Products)		60	2,083
Freshpet, Inc. (Food Products)	(a)	1,851	102,009
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	4,660	74,793
Interparfums, Inc. (Personal Care Products)		900	88,542
J & J Snack Foods Corp. (Food Products)		540	51,889
John B. Sanfilippo & Son, Inc. (Food Products)		990	63,637
MGP Ingredients, Inc. (Beverages)		1,020	24,674
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		1,000	121,190
Simply Good Foods Co. / The (Food Products)	(a)	3,780	93,820
Tootsie Roll Industries, Inc. (Food Products)		3,469	145,420

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Universal Corp. (Tobacco)		1,179	$65,871
WD-40 Co. (Household Products)		630	124,488
			2,784,556
Energy–2.5%
Archrock, Inc. (Energy Equip. & Svs.)		6,340	166,805
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	70	2,526
Cactus, Inc. Class A (Energy Equip. & Svs.)		2,850	112,489
California Resources Corp. (Oil, Gas & Consumable Fuels)		2,930	155,817
Core Laboratories, Inc. (Energy Equip. & Svs.)		1,230	15,203
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		1,943	162,202
Crescent Energy Co. Class A (Oil, Gas & Consumable Fuels)		7,200	64,224
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,470	126,586
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	1,479	267,669
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		4,890	108,020
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	6,490	120,325
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		2,600	119,808
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		1,459	62,358
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	105,260
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		7,280	173,774
Noble Corp. PLC (Energy Equip. & Svs.)		4,610	130,371
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	100,593
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		31,834	164,900
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		2,193	28,070
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,130	128,096
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	69,432
TechnipFMC PLC (Energy Equip. & Svs.)		3,574	140,994
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	121,059
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	94,458
			2,741,039
Financials–13.3%
Acadian Asset Management, Inc. (Capital Markets)		2,827	136,148
Accelerant Holdings Class A (Insurance)	(a)	13,079	194,746
Ameris Bancorp (Banks)		2,890	211,866
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		12,700	128,651
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	133,748
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	180,110
Assured Guaranty Ltd. (Insurance)		1,970	166,760
Atlantic Union Bankshares Corp. (Banks)		5,655	199,565
Axos Financial, Inc. (Banks)	(a)	2,070	175,225
Banc of California, Inc. (Banks)		6,950	115,022
Bancorp, Inc. / The (Banks)	(a)	2,390	178,987
Bank of Hawaii Corp. (Banks)		2,400	157,536
BankUnited, Inc. (Banks)		3,490	133,178
Banner Corp. (Banks)		2,240	146,720
Beacon Financial Corp. (Banks)		4,636	109,920
BGC Group, Inc. Class A (Capital Markets)		13,380	126,575
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	174,527
Bread Financial Holdings, Inc. (Consumer Finance)		1,542	85,997
Bullish (Capital Markets)	(a)	7,291	463,781
Cathay General Bancorp (Banks)		3,990	191,560
Community Financial System, Inc. (Banks)		2,450	143,668
Customers Bancorp, Inc. (Banks)	(a)	2,500	163,425
Enact Holdings, Inc. (Financial Services)		2,630	100,834
Enova International, Inc. (Consumer Finance)	(a)	1,100	126,599
FB Financial Corp. (Banks)		3,190	177,811
Common Stocks (Continued)		Shares	Value
Financials (continued)
First BanCorp (Banks)		8,240	$181,692
First Hawaiian, Inc. (Banks)		5,920	146,994
Fulton Financial Corp. (Banks)		8,210	152,952
Genworth Financial, Inc. (Insurance)	(a)	23,130	205,857
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		4,910	150,737
Hope Bancorp, Inc. (Banks)		9,440	101,669
Horace Mann Educators Corp. (Insurance)		3,140	141,834
Houlihan Lokey, Inc. (Capital Markets)		3,231	663,389
Independent Bank Corp. (Banks)		1,963	135,781
Jackson Financial, Inc. Class A (Financial Services)		3,067	310,472
Lincoln National Corp. (Insurance)		7,010	282,713
Marex Group PLC (Capital Markets)		13,726	461,468
MarketAxess Holdings, Inc. (Capital Markets)		1,400	243,950
Moelis & Co. Class A (Capital Markets)		2,430	173,308
Mr. Cooper Group, Inc. (Financial Services)		2,121	447,086
Navient Corp. (Consumer Finance)		6,040	79,426
NCR Atleos Corp. (Financial Services)	(a)	2,850	112,034
NMI Holdings, Inc. (Financial Services)	(a)	3,464	132,810
Palomar Holdings, Inc. (Insurance)	(a)	1,080	126,090
Park National Corp. (Banks)		660	107,270
Pathward Financial, Inc. (Banks)		2,070	153,201
Piper Sandler Cos. (Capital Markets)		3,169	1,099,611
PJT Partners, Inc. Class A (Capital Markets)		960	170,621
ProAssurance Corp. (Insurance)	(a)	7,110	170,569
PROG Holdings, Inc. (Consumer Finance)		2,390	77,340
Provident Financial Services, Inc. (Banks)		5,900	113,752
Radian Group, Inc. (Financial Services)		5,720	207,178
Renasant Corp. (Banks)		3,679	135,718
S&T Bancorp, Inc. (Banks)		3,030	113,898
ServisFirst Bancshares, Inc. (Banks)		2,190	176,361
Simmons First National Corp. Class A (Banks)		9,350	179,239
SiriusPoint Ltd. (Insurance)	(a)	7,640	138,208
Southside Bancshares, Inc. (Banks)		4,430	125,147
StepStone Group, Inc. Class A (Capital Markets)		12,827	837,731
Stewart Information Services Corp. (Insurance)		90	6,599
Stifel Financial Corp. (Capital Markets)		5,818	660,168
StoneX Group, Inc. (Capital Markets)	(a)	1,677	169,243
Trupanion, Inc. (Insurance)	(a)	2,310	99,977
Trustmark Corp. (Banks)		4,200	166,320
TWFG, Inc. (Insurance)	(a)	10,356	284,169
Two Harbors Investment Corp. (Mortgage REIT)		9,510	93,864
United Community Banks, Inc. (Banks)		4,336	135,934
Victory Capital Holdings, Inc. Class A (Capital Markets)		1,835	118,835
WaFd, Inc. (Banks)		3,860	116,919
Walker & Dunlop, Inc. (Financial Services)		1,250	104,525
Westamerica BanCorp (Banks)		2,230	111,478
WisdomTree, Inc. (Capital Markets)		10,600	147,340
WSFS Financial Corp. (Banks)		2,801	151,058
			14,545,494
Health Care–16.2%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	3,150	77,994
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	4,880	104,139
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	128,609
ADMA Biologics, Inc. (Biotechnology)	(a)	10,130	148,506
Akero Therapeutics, Inc. (Biotechnology)	(a)	8,270	392,660
Alkermes PLC (Biotechnology)	(a)	6,820	204,600
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	41,624
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	67,425
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	149,308
Apogee Therapeutics, Inc. (Biotechnology)	(a)	7,058	280,414
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	79,016
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	2,730	94,158
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	12,596	126,590
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,689	335,790

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	17,862	$629,635
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	139,493
Bridgebio Pharma, Inc. (Biotechnology)	(a)	11,412	592,739
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	25,766	761,643
Caris Life Sciences, Inc. (Biotechnology)	(a)	10,095	305,374
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	4,610	90,817
Celcuity, Inc. (Biotechnology)	(a)	5,231	258,411
Certara, Inc. (Health Care Technology)	(a)	6,570	80,285
CG oncology, Inc. (Biotechnology)	(a)	10,071	405,660
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		4,360	91,255
CONMED Corp. (Health Care Equip. & Supplies)		1,540	72,426
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	3,590	298,365
CorVel Corp. (Health Care Providers & Svs.)	(a)	1,320	102,194
Denali Therapeutics, Inc. (Biotechnology)	(a)	16,765	243,428
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	6,888	271,043
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	78,477
Embecta Corp. (Health Care Equip. & Supplies)		4,021	56,736
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	2,992	322,358
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	11,334	924,288
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,883	284,779
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,100	85,436
HeartFlow, Inc. (Health Care Technology)	(a)	10,229	344,308
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	115,162
Insmed, Inc. (Biotechnology)	(a)	1,499	215,871
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,300	96,460
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	176,694
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	20	287
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	12,518	297,428
Krystal Biotech, Inc. (Biotechnology)	(a)	950	167,703
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,957	259,478
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,230	107,637
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	800	141,712
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,670	138,994
Merus N.V. (Biotechnology)	(a)	4,080	384,132
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	7,157	271,393
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	137,306
Neogen Corp. (Health Care Equip. & Supplies)	(a)	10,840	61,896
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	10,543	299,843
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	17,717	207,112
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,210	67,295
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	182,090
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,980	123,552
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	145,540
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	17,328	618,436
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	2,650	176,039
RadNet, Inc. (Health Care Providers & Svs.)	(a)	2,600	198,146
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	7,151	212,385
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	5,287	706,713
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	4,847	489,499
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,736	71,993
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	65,997
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	65,099
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	182,080
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	$36,663
Teleflex, Inc. (Health Care Equip. & Supplies)		1,860	227,590
TG Therapeutics, Inc. (Biotechnology)	(a)	5,800	209,525
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	1,650	185,130
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	35,920	328,668
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	340	67,864
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	54,759
Viridian Therapeutics, Inc. (Biotechnology)	(a)	15,003	323,765
Waystar Holding Corp. (Health Care Technology)	(a)	21,382	810,805
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	8,057	323,489
			17,622,213
Industrials–21.4%
AAR Corp. (Aerospace & Defense)	(a)	1,383	124,014
ABM Industries, Inc. (Commercial Svs. & Supplies)		2,860	131,903
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	54,822	543,286
AeroVironment, Inc. (Aerospace & Defense)	(a)	3,132	986,236
Air Lease Corp. (Trading Companies & Distributors)		3,530	224,685
Alamo Group, Inc. (Machinery)		510	97,359
Amentum Holdings, Inc. (Professional Svs.)	(a)	5,700	136,515
Apogee Enterprises, Inc. (Building Products)		1,450	63,177
ArcBest Corp. (Ground Transportation)		1,059	73,992
Arcosa, Inc. (Construction & Engineering)		1,620	151,810
Armstrong World Industries, Inc. (Building Products)		5,422	1,062,766
AZZ, Inc. (Building Products)		1,410	153,873
Boise Cascade Co. (Trading Companies & Distributors)		1,690	130,671
Brady Corp. Class A (Commercial Svs. & Supplies)		2,100	163,863
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	6,152	781,304
CSG Systems International, Inc. (Professional Svs.)		2,350	151,293
CSW Industrials, Inc. (Building Products)		720	174,780
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	99,704
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	900	107,163
Dycom Industries, Inc. (Construction & Engineering)	(a)	980	285,925
Enerpac Tool Group Corp. (Machinery)		2,210	90,610
Enpro, Inc. (Machinery)		4,125	932,250
Esab Corp. (Machinery)		4,729	528,418
ESCO Technologies, Inc. (Machinery)		4,273	902,073
Everus Construction Group, Inc. (Construction & Engineering)	(a)	10,921	936,476
Federal Signal Corp. (Machinery)		2,460	292,715
Franklin Electric Co., Inc. (Machinery)		1,790	170,408
FTI Consulting, Inc. (Professional Svs.)	(a)	3,670	593,256
Gates Industrial Corp. PLC (Machinery)	(a)	8,652	214,743
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	5,630	115,359
Granite Construction, Inc. (Construction & Engineering)		1,330	145,835
Greenbrier Cos., Inc. / The (Machinery)		1,732	79,966
Griffon Corp. (Building Products)		1,840	140,116
Hayward Holdings, Inc. (Building Products)	(a)	7,330	110,830
Hillenbrand, Inc. (Machinery)		4,220	114,109
Hub Group, Inc. Class A (Air Freight & Logistics)		2,750	94,710
Interface, Inc. (Commercial Svs. & Supplies)		5,870	169,878
ITT, Inc. (Machinery)		3,910	698,952
JBT Marel Corp. (Machinery)		1,909	268,119
Kadant, Inc. (Machinery)		480	142,838
Karman Holdings, Inc. (Aerospace & Defense)	(a)	10,534	760,555
Korn Ferry (Professional Svs.)		1,940	135,761
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	8,465	773,447

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Legence Corp. Class A (Construction & Engineering)	(a)	12,744	$392,643
Leonardo DRS, Inc. (Aerospace & Defense)		14,642	664,747
Loar Holdings, Inc. (Aerospace & Defense)	(a)	6,895	551,600
Marten Transport Ltd. (Ground Transportation)		4,660	49,676
Masterbrand, Inc. (Building Products)	(a)	6,500	85,605
Matson, Inc. (Marine Transportation)		1,434	141,378
Mercury Systems, Inc. (Aerospace & Defense)	(a)	1,855	143,577
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	70,783
Moog, Inc. Class A (Aerospace & Defense)		1,100	228,437
Mueller Water Products, Inc. Class A (Machinery)		6,260	159,755
MYR Group, Inc. (Construction & Engineering)	(a)	640	133,139
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	4,230	121,739
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		1,440	16,430
Powell Industries, Inc. (Electrical Equip.)		430	131,068
Primoris Services Corp. (Construction & Engineering)		6,727	923,819
Resideo Technologies, Inc. (Building Products)	(a)	5,790	250,012
Robert Half, Inc. (Professional Svs.)		3,630	123,347
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		2,686	143,620
RXO, Inc. (Ground Transportation)	(a)	5,956	91,603
Saia, Inc. (Ground Transportation)	(a)	67	20,057
Schneider National, Inc. Class B (Ground Transportation)		3,920	82,947
SkyWest, Inc. (Passenger Airlines)	(a)	1,570	157,973
SPX Technologies, Inc. (Machinery)	(a)	7,214	1,347,431
StandardAero, Inc. (Aerospace & Defense)	(a)	19,280	526,151
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	1,221	414,749
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	82,906
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	190,398
Tennant Co. (Machinery)		1,190	96,461
Titan International, Inc. (Machinery)	(a)	7,860	59,422
Trinity Industries, Inc. (Machinery)		4,060	113,842
UniFirst Corp. (Commercial Svs. & Supplies)		670	112,017
Verra Mobility Corp. (Professional Svs.)	(a)	5,948	146,916
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	5,720	170,342
WillScot Holdings Corp. (Construction & Engineering)		7,380	155,792
Worthington Enterprises, Inc. (Machinery)		1,800	99,882
Zurn Elkay Water Solutions Corp. (Building Products)		21,682	1,019,704
			23,275,711
Information Technology–19.9%
ACI Worldwide, Inc. (Software)	(a)	4,166	219,840
ACM Research, Inc. Class A (Semiconductors & Equip.)	(a)	1,934	75,677
Adeia, Inc. (Software)		7,000	117,600
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		1,210	205,869
Alarm.com Holdings, Inc. (Software)	(a)	2,300	122,084
Alkami Technology, Inc. (Software)	(a)	31,909	792,620
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	20,290	592,468
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	74,933
Ambiq Micro, Inc. (Semiconductors & Equip.)	(a)	3,969	118,752
Amplitude, Inc. Class A (Software)	(a)	51,955	556,958
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,800	98,310
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,200	117,168
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,120	200,010
BlackLine, Inc. (Software)	(a)	2,570	136,467
Box, Inc. Class A (Software)	(a)	5,770	186,198
Braze, Inc. Class A (Software)	(a)	16,494	469,089
Calix, Inc. (Communications Equip.)	(a)	2,160	132,559
Cleanspark, Inc. (Software)	(a)	11,200	162,400
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Clear Secure, Inc. Class A (Software)		3,600	$120,168
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	80,815
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	8,696	1,266,225
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	85,871
Digi International, Inc. (Communications Equip.)	(a)	4,380	159,695
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	88,167
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	123,447
DXC Technology Co. (IT Svs.)	(a)	8,350	113,810
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,800	169,872
ePlus, Inc. (Electronic Equip., Instr. & Comp.)		1,350	95,863
Extreme Networks, Inc. (Communications Equip.)	(a)	4,860	100,359
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	2,906	1,059,586
Harmonic, Inc. (Communications Equip.)	(a)	2,597	26,437
Impinj, Inc. (Semiconductors & Equip.)	(a)	990	178,942
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,090	123,617
Intapp, Inc. (Software)	(a)	15,243	623,439
InterDigital, Inc. (Software)		1,060	365,944
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,850	230,436
JFrog Ltd. (Software)	(a)	16,125	763,196
Klaviyo, Inc. Class A (Software)	(a)	23,432	648,832
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,990	116,317
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	139,395
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	2,181	159,911
LiveRamp Holdings, Inc. (Software)	(a)	500	13,570
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,460	562,977
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,005	747,562
MARA Holdings, Inc. (Software)	(a)	13,906	253,924
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	74,611
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,017	163,215
Monday.com Ltd. (Software)	(a)	1,820	352,516
N-able, Inc. (Software)	(a)	12,800	99,840
NCR Voyix Corp. (Software)	(a)	7,920	99,396
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	154,360
Netskope, Inc. Class A (Software)	(a)	7,914	179,885
Onestream, Inc. (Software)	(a)	24,170	445,453
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	94,711
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,580	97,944
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	91,571
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,120	162,053
Q2 Holdings, Inc. (Software)	(a)	2,300	166,497
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,800	255,024
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		4,519	197,616
Rambus, Inc. (Semiconductors & Equip.)	(a)	8,258	860,484
Rubrik, Inc. Class A (Software)	(a)	6,556	539,231
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	4,848	543,946
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,010	231,371
Semtech Corp. (Semiconductors & Equip.)	(a)	19,506	1,393,704
ServiceTitan, Inc. Class A (Software)	(a)	5,393	543,776
SiTime Corp. (Semiconductors & Equip.)	(a)	3,720	1,120,873
SPS Commerce, Inc. (Software)	(a)	1,620	168,707
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,410	196,416
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	5,100	138,975
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	75,345
Via Transportation, Inc. Class A (Software)	(a)	4,421	212,562

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Viasat, Inc. (Communications Equip.)	(a)	3,250	$95,225
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		6,200	94,860
			21,647,546
Materials–3.1%
Balchem Corp. (Chemicals)		1,190	178,571
Celanese Corp. (Chemicals)		4,370	183,890
Element Solutions, Inc. (Chemicals)		35,090	883,215
FMC Corp. (Chemicals)		4,990	167,814
H.B. Fuller Co. (Chemicals)		2,182	129,349
Hawkins, Inc. (Chemicals)		767	140,146
Hecla Mining Co. (Metals & Mining)		24,300	294,030
Ingevity Corp. (Chemicals)	(a)	2,070	114,243
Kaiser Aluminum Corp. (Metals & Mining)		1,580	121,913
Koppers Holdings, Inc. (Chemicals)		2,080	58,240
Materion Corp. (Metals & Mining)		1,068	129,025
Minerals Technologies, Inc. (Chemicals)		1,740	108,089
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	102,554
Quaker Chemical Corp. (Chemicals)		710	93,543
Sealed Air Corp. (Containers & Packaging)		4,299	151,970
Sensient Technologies Corp. (Chemicals)		1,890	177,376
Sylvamo Corp. (Paper & Forest Products)		1,720	76,058
Warrior Met Coal, Inc. (Metals & Mining)		2,000	127,280
Worthington Steel, Inc. (Metals & Mining)		3,590	109,100
			3,346,406
Real Estate–3.4%
Acadia Realty Trust (Retail REITs)		6,240	125,736
American Assets Trust, Inc. (Diversified REITs)		5,070	103,022
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	140,517
CareTrust REIT, Inc. (Health Care REITs)		7,931	275,047
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	9,490	151,081
Easterly Government Properties, Inc. (Office REITs)		3,680	84,382
Essential Properties Realty Trust, Inc. (Diversified REITs)		3,741	111,332
Getty Realty Corp. (Retail REITs)		4,240	113,759
Global Net Lease, Inc. (Diversified REITs)		13,700	111,381
Highwoods Properties, Inc. (Office REITs)		4,141	131,767
Innovative Industrial Properties, Inc. (Industrial REITs)		1,220	65,368
JBG SMITH Properties (Office REITs)		6,370	141,732
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	84,781
LTC Properties, Inc. (Health Care REITs)		2,800	103,208
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
LXP Industrial Trust (Industrial REITs)	11,630	$104,205
Macerich Co. / The (Retail REITs)	10,030	182,546
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	2,590	76,017
Millrose Properties, Inc. (Specialized REITs)	5,136	172,621
NexPoint Residential Trust, Inc. (Residential REITs)	1,600	51,552
Pebblebrook Hotel Trust (Hotel & Resort REITs)	8,530	97,157
Phillips Edison & Co., Inc. (Retail REITs)	4,650	159,634
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,300	116,467
Safehold, Inc. (Specialized REITs)	9,581	148,410
SITE Centers Corp. (Retail REITs)	3,615	32,571
SL Green Realty Corp. (Office REITs)	2,446	146,295
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	140,953
Tanger, Inc. (Retail REITs)	4,581	155,021
Terreno Realty Corp. (Industrial REITs)	4,100	232,675
Urban Edge Properties (Retail REITs)	5,370	109,924
Veris Residential, Inc. (Residential REITs)	5,360	81,472
		3,750,633
Utilities–1.0%
American States Water Co. (Water Utilities)	1,500	109,980
Avista Corp. (Multi-Utilities)	3,300	124,773
California Water Service Group (Water Utilities)	2,120	97,287
Chesapeake Utilities Corp. (Gas Utilities)	950	127,955
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)	3,300	93,225
MDU Resources Group, Inc. (Gas Utilities)	5,678	101,125
MGE Energy, Inc. (Electric Utilities)	1,133	95,376
Middlesex Water Co. (Water Utilities)	1,910	103,369
Northwest Natural Holding Co. (Gas Utilities)	2,830	127,152
Otter Tail Corp. (Electric Utilities)	1,911	156,645
		1,136,887
Total Common Stocks (Cost $99,252,045)		$108,082,477

Exchange Traded Funds–0.3%		Shares	Value
iShares Core S&P Small-Cap ETF		2,752	$327,020
Total Exchange Traded Funds (Cost $324,246)			$327,020
Total Investments – 99.5% (Cost $99,576,291)	(b)		$108,409,497
Other Assets in Excess of Liabilities – 0.5%			554,121
Net Assets – 100.0%			$108,963,618

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–98.9%		Shares	Value
Communication Services–3.2%
Charter Communications, Inc. Class A (Media)	(a)	233	$64,100
Criteo SA – ADR (Media)	(a)	7,120	160,912
Electronic Arts, Inc. (Entertainment)		648	130,702
Fox Corp. Class A (Media)		900	56,754
Fox Corp. Class B (Media)		890	50,988
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	1,290	48,182
GCI Liberty, Inc. Class C (Diversified Telecom. Svs.)	(a)	132	4,920
Liberty Broadband Corp. Class C (Media)	(a)	660	41,936
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	720	75,204
Live Nation Entertainment, Inc. (Entertainment)	(a)	390	63,726
Nexstar Media Group, Inc. (Media)		1,510	298,587
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	54,367
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	1,326	304,967
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	242,410
Sirius XM Holdings, Inc. (Media)		3,186	74,154
Take-Two Interactive Software, Inc. (Entertainment)	(a)	460	118,846
TKO Group Holdings, Inc. (Entertainment)		1,873	378,271
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	54,891
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	150,986
			2,374,903
Consumer Discretionary–12.1%
ADT, Inc. (Diversified Consumer Svs.)		36,915	321,530
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,145	317,789
Aramark (Hotels, Restaurants & Leisure)		1,962	75,341
AutoNation, Inc. (Specialty Retail)	(a)	966	211,332
Bath & Body Works, Inc. (Specialty Retail)		9,863	254,071
Best Buy Co., Inc. (Specialty Retail)		940	71,083
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	5,653	255,798
BorgWarner, Inc. (Automobile Components)		6,913	303,895
Brunswick Corp. (Leisure Products)		3,969	251,000
Burlington Stores, Inc. (Specialty Retail)	(a)	953	242,538
CarMax, Inc. (Specialty Retail)	(a)	820	36,793
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	1,030	29,777
Carvana Co. (Specialty Retail)	(a)	310	116,944
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	610	36,850
Champion Homes, Inc. (Household Durables)	(a)	2,917	222,771
Coupang, Inc. (Broadline Retail)	(a)	3,130	100,786
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		2,840	125,130
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	450	37,598
D.R. Horton, Inc. (Household Durables)		730	123,713
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	47,590
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	77,708
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,366	275,488
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,214	390,714
eBay, Inc. (Broadline Retail)		1,190	108,230
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		270	57,713
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)	450	114,300
Ford Motor Co. (Automobiles)		9,990	119,480
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	58,270
Gap, Inc. / The (Specialty Retail)		2,190	46,844
Garmin Ltd. (Household Durables)		359	88,393
Genuine Parts Co. (Distributors)		610	84,546
Group 1 Automotive, Inc. (Specialty Retail)		356	155,754
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		581	150,735
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	76,074
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,210	65,086
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	11,320	357,033
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lennar Corp. Class A (Household Durables)		580	$73,103
LKQ Corp. (Distributors)		1,630	49,780
Lucid Group, Inc. (Automobiles)	(a)	2,465	58,642
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	270	48,041
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	66,894
Murphy U.S.A., Inc. (Specialty Retail)		558	216,649
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	83,742
NVR, Inc. (Household Durables)	(a)	7	56,243
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	1,969	252,820
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	6,639	281,162
PulteGroup, Inc. (Household Durables)		544	71,879
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		227	71,178
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)		830	53,236
RH (Specialty Retail)	(a)	1,066	216,569
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	33,617
Ross Stores, Inc. (Specialty Retail)		845	128,770
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		610	197,384
Service Corp. International (Diversified Consumer Svs.)		570	47,435
SharkNinja, Inc. (Household Durables)	(a)	3,268	337,094
Somnigroup International, Inc. (Household Durables)		630	53,128
Stubhub Holdings, Inc. Class A (Diversified Consumer Svs.)	(a)	7,871	132,548
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		520	58,874
Taylor Morrison Home Corp. (Household Durables)	(a)	2,250	148,522
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		250	41,538
Tractor Supply Co. (Specialty Retail)		1,200	68,244
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	60,142
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	4,918	305,703
Williams-Sonoma, Inc. (Specialty Retail)		336	65,671
Wingstop, Inc. (Hotels, Restaurants & Leisure)		942	237,083
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	59,925
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		340	51,680
			9,035,993
Consumer Staples–4.0%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	43,950
Archer-Daniels-Midland Co. (Food Products)		1,270	75,870
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	3,910	364,607
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		90	50,879
Celsius Holdings, Inc. (Beverages)	(a)	7,599	436,867
Church & Dwight Co., Inc. (Household Products)		656	57,485
Clorox Co. / The (Household Products)		400	49,320
Constellation Brands, Inc. Class A (Beverages)		330	44,441
Dollar General Corp. (Consumer Staples Distribution & Retail)		580	59,943
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	2,710	255,743
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		600	52,872
General Mills, Inc. (Food Products)		1,414	71,294
Hershey Co. / The (Food Products)		380	71,079
Hormel Foods Corp. (Food Products)		1,720	42,553
Kellanova (Food Products)		1,220	100,064
Kenvue, Inc. (Personal Care Products)		5,780	93,809
Kraft Heinz Co. / The (Food Products)		2,180	56,767

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,556	$104,890
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	55,508
McCormick & Co., Inc. (Food Products)		1,010	67,579
Molson Coors Beverage Co. Class B (Beverages)		910	41,178
Nomad Foods Ltd. (Food Products)		15,963	209,913
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	84,272
Pilgrim's Pride Corp. (Food Products)		1,100	44,792
Primo Brands Corp. (Beverages)		1,560	34,476
Sysco Corp. (Consumer Staples Distribution & Retail)		670	55,168
The Campbell's Company (Food Products)		1,600	50,528
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	85,048
WD-40 Co. (Household Products)		1,100	217,360
			2,978,255
Energy–4.0%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,470	48,017
Baker Hughes Co. (Energy Equip. & Svs.)		1,420	69,182
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		562	132,059
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	33,786
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	58,415
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,627	57,043
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		406	58,099
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	96,777
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		560	59,494
Halliburton Co. (Energy Equip. & Svs.)		2,640	64,944
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		3,234	169,268
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4,930	139,568
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,214	219,938
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		780	150,337
Matador Resources Co. (Oil, Gas & Consumable Fuels)		5,900	265,087
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6,609	163,903
NOV, Inc. (Energy Equip. & Svs.)		3,710	49,158
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,720	81,270
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,560	113,833
Phillips 66 (Oil, Gas & Consumable Fuels)		1,040	141,461
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	68,128
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		561	93,990
TechnipFMC PLC (Energy Equip. & Svs.)		12,553	495,216
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		50	46,682
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		800	136,208
			3,011,863
Financials–14.9%
Accelerant Holdings Class A (Insurance)	(a)	5,561	82,803
Affirm Holdings, Inc. (Financial Services)	(a)	4,818	352,099
Allstate Corp. / The (Insurance)		710	152,401
Ally Financial, Inc. (Consumer Finance)		1,520	59,584
American Financial Group, Inc. (Insurance)		2,925	426,231
Ameriprise Financial, Inc. (Capital Markets)		240	117,900
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	57,598
Arch Capital Group Ltd. (Insurance)		930	84,379
Common Stocks (Continued)		Shares	Value
Financials (continued)
Ares Management Corp. Class A (Capital Markets)		380	$60,758
Axis Capital Holdings Ltd. (Insurance)		450	43,110
Bank of New York Mellon Corp. / The (Capital Markets)		1,890	205,934
Block, Inc. (Financial Services)	(a)	1,820	131,531
Blue Owl Capital, Inc. (Capital Markets)		2,390	40,463
Brown & Brown, Inc. (Insurance)		640	60,026
Carlyle Group, Inc. / The (Capital Markets)		840	52,668
CBOE Global Markets, Inc. (Capital Markets)		815	199,879
Chime Financial, Inc. Class A (Financial Services)	(a)	6,313	127,333
Cincinnati Financial Corp. (Insurance)		400	63,240
Citizens Financial Group, Inc. (Banks)		1,110	59,008
CNA Financial Corp. (Insurance)		1,360	63,186
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	213,631
Comerica, Inc. (Banks)		2,947	201,928
Commerce Bancshares, Inc. (Banks)		966	57,728
Corebridge Financial, Inc. (Financial Services)		1,380	44,229
Corpay, Inc. (Financial Services)	(a)	150	43,209
Credit Acceptance Corp. (Consumer Finance)	(a)	120	56,032
East West Bancorp, Inc. (Banks)		460	48,967
Euronet Worldwide, Inc. (Financial Services)	(a)	536	47,066
Everest Group Ltd. (Insurance)		43	15,060
FactSet Research Systems, Inc. (Capital Markets)		120	34,379
Fidelity National Information Services, Inc. (Financial Services)		1,340	88,360
Fifth Third Bancorp (Banks)		2,010	89,545
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	3,730	135,660
First BanCorp (Banks)		9,340	205,947
First Citizens BancShares, Inc. Class A (Banks)		182	325,627
First Hawaiian, Inc. (Banks)		6,933	172,146
First Horizon Corp. (Banks)		2,360	53,360
FirstCash Holdings, Inc. (Consumer Finance)		959	151,925
Flagstar Financial, Inc. (Banks)		11,940	137,907
Franklin Resources, Inc. (Capital Markets)		2,540	58,750
Global Payments, Inc. (Financial Services)		960	79,757
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		8,950	274,765
Hanover Insurance Group, Inc. / The (Insurance)		1,928	350,183
Hartford Insurance Group, Inc. / The (Insurance)		750	100,042
Huntington Bancshares, Inc. (Banks)		2,180	37,649
Independent Bank Corp. (Banks)		3,370	233,103
Invesco Ltd. (Capital Markets)		15,631	358,575
Jack Henry & Associates, Inc. (Financial Services)		20	2,979
Jefferies Financial Group, Inc. (Capital Markets)		1,330	87,009
Kinsale Capital Group, Inc. (Insurance)		624	265,362
Loews Corp. (Insurance)		670	67,261
LPL Financial Holdings, Inc. (Capital Markets)		280	93,153
M&T Bank Corp. (Banks)		230	45,453
Markel Group, Inc. (Insurance)	(a)	30	57,341
Morningstar, Inc. (Capital Markets)		190	44,082
MSCI, Inc. (Capital Markets)		219	124,263
Nasdaq, Inc. (Capital Markets)		1,120	99,064
NCR Atleos Corp. (Financial Services)	(a)	7,240	284,604
Northern Trust Corp. (Capital Markets)		550	74,030
PJT Partners, Inc. Class A (Capital Markets)		1,719	305,518
Popular, Inc. (Banks)		470	59,695
Principal Financial Group, Inc. (Insurance)		590	48,917
Prudential Financial, Inc. (Insurance)		980	101,665
Raymond James Financial, Inc. (Capital Markets)		370	63,862
Regions Financial Corp. (Banks)		2,430	64,079
RenaissanceRe Holdings Ltd. (Insurance)		190	48,247
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	1,850	264,883
Rocket Cos., Inc. Class A (Financial Services)		3,690	71,512
Ryan Specialty Holdings, Inc. (Insurance)		830	46,779
SEI Investments Co. (Capital Markets)		770	65,334
SoFi Technologies, Inc. (Consumer Finance)	(a)	2,830	74,769

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
State Street Corp. (Capital Markets)		610	$70,766
Stifel Financial Corp. (Capital Markets)		4,513	512,090
Synchrony Financial (Consumer Finance)		1,210	85,970
T. Rowe Price Group, Inc. (Capital Markets)		420	43,109
Texas Capital Bancshares, Inc. (Banks)	(a)	2,259	190,953
Toast, Inc. Class A (Financial Services)	(a)	1,160	42,352
TPG, Inc. (Capital Markets)		4,944	284,033
UMB Financial Corp. (Banks)		2,580	305,343
Voya Financial, Inc. (Financial Services)		820	61,336
W. R. Berkley Corp. (Insurance)		978	74,934
Walker & Dunlop, Inc. (Financial Services)		2,488	208,047
Webster Financial Corp. (Banks)		3,659	217,491
Western Alliance Bancorp (Banks)		940	81,517
Willis Towers Watson PLC (Insurance)		290	100,180
Wintrust Financial Corp. (Banks)		1,790	237,068
XP, Inc. Class A (Capital Markets)		2,360	44,344
Zions Bancorp N.A. (Banks)		1,381	78,137
			11,153,192
Health Care–12.0%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		720	92,412
Akero Therapeutics, Inc. (Biotechnology)	(a)	2,647	125,680
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	33,809
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	290	132,240
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,351	93,405
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	3,887	39,064
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	594	118,093
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	6,064	213,756
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	29,702
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	38,709
Biogen, Inc. (Biotechnology)	(a)	500	70,040
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	34,662
Bio-Techne Corp. (Life Sciences Tools & Svs.)		2,535	141,022
Bridgebio Pharma, Inc. (Biotechnology)	(a)	3,376	175,349
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	8,574	253,447
Cardinal Health, Inc. (Health Care Providers & Svs.)		640	100,454
Cencora, Inc. (Health Care Providers & Svs.)		470	146,889
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	57,445
CG oncology, Inc. (Biotechnology)	(a)	3,302	133,005
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	35,986
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	73,079
Denali Therapeutics, Inc. (Biotechnology)	(a)	5,717	83,011
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	69,309
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	76,935
Encompass Health Corp. (Health Care Providers & Svs.)		5,316	675,238
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	13,440	273,773
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	96,879
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,869	233,967
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	4,570	261,724
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	2,585	189,584
Humana, Inc. (Health Care Providers & Svs.)		360	93,661
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,750	306,250
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	146,945
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	42,737
Incyte Corp. (Biotechnology)	(a)	740	62,759
Insmed, Inc. (Biotechnology)	(a)	2,808	404,380
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	83,666
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,750	284,157
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	104,467
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		210	60,283
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,828	92,221
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	$48,692
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	77,124
Merus N.V. (Biotechnology)	(a)	1,459	137,365
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	21	25,780
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	150	28,704
Natera, Inc. (Biotechnology)	(a)	1,550	249,504
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,502	351,231
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	3,701	105,256
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	5,738	67,077
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	10	2,533
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	5,789	206,609
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,489	66,529
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,899	253,839
ResMed, Inc. (Health Care Equip. & Supplies)		350	95,806
Revvity, Inc. (Life Sciences Tools & Svs.)		420	36,813
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	1,495	150,980
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	75,650
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	75,146
STERIS PLC (Health Care Equip. & Supplies)		346	85,614
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	700	56,497
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,870	379,685
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	380	113,206
Viatris, Inc. (Pharmaceuticals)		5,730	56,727
Waters Corp. (Life Sciences Tools & Svs.)	(a)	113	33,879
Waystar Holding Corp. (Health Care Technology)	(a)	5,659	214,589
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,599	104,350
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	83,725
			8,963,104
Industrials–20.1%
A. O. Smith Corp. (Building Products)		1,130	82,953
AAON, Inc. (Building Products)		550	51,392
Advanced Drainage Systems, Inc. (Building Products)		360	49,932
AGCO Corp. (Machinery)		520	55,676
Allison Transmission Holdings, Inc. (Machinery)		740	62,811
Amentum Holdings, Inc. (Professional Svs.)	(a)	530	12,694
AMETEK, Inc. (Electrical Equip.)		623	117,124
API Group Corp. (Construction & Engineering)	(a)	1,365	46,915
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,072	279,846
ArcBest Corp. (Ground Transportation)		3,299	230,501
Armstrong World Industries, Inc. (Building Products)		1,715	336,157
ATI, Inc. (Aerospace & Defense)	(a)	550	44,737
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	190	136,352
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	41,979
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	82,645
Builders FirstSource, Inc. (Building Products)	(a)	470	56,988
BWX Technologies, Inc. (Aerospace & Defense)		1,921	354,175
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,694	356,686
CACI International, Inc. Class A (Professional Svs.)	(a)	640	319,219
Carlisle Cos., Inc. (Building Products)		81	26,646
Carpenter Technology Corp. (Aerospace & Defense)		170	41,742
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	58,055
CNH Industrial N.V. (Machinery)		23,110	250,743

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Comfort Systems U.S.A., Inc. (Construction & Engineering)		801	$660,969
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	4,620	248,695
Crane Co. (Machinery)		1,805	332,373
Cummins, Inc. (Machinery)		212	89,542
Curtiss-Wright Corp. (Aerospace & Defense)		641	348,025
Delta Air Lines, Inc. (Passenger Airlines)		1,630	92,503
Dover Corp. (Machinery)		300	50,049
EMCOR Group, Inc. (Construction & Engineering)		72	46,767
Equifax, Inc. (Professional Svs.)		290	74,394
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	66,199
Fastenal Co. (Trading Companies & Distributors)		2,940	144,178
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		460	103,307
First Advantage Corp. (Professional Svs.)	(a)	14,110	217,153
Flowserve Corp. (Machinery)		1,000	53,140
Fluor Corp. (Construction & Engineering)	(a)	6,390	268,827
Fortive Corp. (Machinery)		1,010	49,480
FTI Consulting, Inc. (Professional Svs.)	(a)	1,402	226,633
GATX Corp. (Trading Companies & Distributors)		1,470	256,956
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	41,850
Gibraltar Industries, Inc. (Building Products)	(a)	1,104	69,331
Granite Construction, Inc. (Construction & Engineering)		3,219	352,963
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	5,060	267,623
HEICO Corp. (Aerospace & Defense)		140	45,195
HEICO Corp. Class A (Aerospace & Defense)		190	48,277
Herc Holdings, Inc. (Trading Companies & Distributors)		1,040	121,326
Hexcel Corp. (Aerospace & Defense)		4,190	262,713
Howmet Aerospace, Inc. (Aerospace & Defense)		1,000	196,230
Hubbell, Inc. (Electrical Equip.)		180	77,456
IDEX Corp. (Machinery)		350	56,966
Ingersoll Rand, Inc. (Machinery)		952	78,654
ITT, Inc. (Machinery)		1,991	355,911
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	41,593
Jacobs Solutions, Inc. (Professional Svs.)		500	74,930
JBT Marel Corp. (Machinery)		1,874	263,203
Kirby Corp. (Marine Transportation)	(a)	3,522	293,911
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	5,303	484,535
L3Harris Technologies, Inc. (Aerospace & Defense)		510	155,759
Landstar System, Inc. (Ground Transportation)		310	37,994
Leidos Holdings, Inc. (Professional Svs.)		400	75,584
Lennox International, Inc. (Building Products)		110	58,230
Lincoln Electric Holdings, Inc. (Machinery)		240	56,599
Loar Holdings, Inc. (Aerospace & Defense)	(a)	3,250	260,000
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	30,154
Masco Corp. (Building Products)		710	49,977
MasTec, Inc. (Construction & Engineering)	(a)	520	110,661
MillerKnoll, Inc. (Commercial Svs. & Supplies)		11,558	205,039
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	62,655
Old Dominion Freight Line, Inc. (Ground Transportation)		470	66,167
Oshkosh Corp. (Machinery)		2,730	354,081
Otis Worldwide Corp. (Machinery)		1,080	98,744
Owens Corning (Building Products)		390	55,169
Parsons Corp. (Professional Svs.)	(a)	700	58,044
Paychex, Inc. (Professional Svs.)		840	106,478
Paylocity Holding Corp. (Professional Svs.)	(a)	400	63,708
Pentair PLC (Machinery)		2,872	318,103
Quanta Services, Inc. (Construction & Engineering)		390	161,624
RB Global, Inc. (Commercial Svs. & Supplies)		470	50,929
Regal Rexnord Corp. (Electrical Equip.)		1,901	272,679
Rocket Lab Corp. (Aerospace & Defense)	(a)	9,489	454,618
Rockwell Automation, Inc. (Electrical Equip.)		270	94,373
Rollins, Inc. (Commercial Svs. & Supplies)		960	56,390
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	$40,357
Snap-on, Inc. (Machinery)		210	72,771
Southwest Airlines Co. (Passenger Airlines)		2,410	76,903
SS&C Technologies Holdings, Inc. (Professional Svs.)		570	50,593
StandardAero, Inc. (Aerospace & Defense)	(a)	8,580	234,148
Star Bulk Carriers Corp. (Marine Transportation)		12,180	226,426
Toro Co. / The (Machinery)		700	53,340
TransUnion (Professional Svs.)		10	838
Trex Co., Inc. (Building Products)	(a)	610	31,519
U-Haul Holding Co. NVS (Ground Transportation)		840	42,756
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	310	29,915
United Rentals, Inc. (Trading Companies & Distributors)		161	153,700
Veralto Corp. (Commercial Svs. & Supplies)		750	79,958
Verisk Analytics, Inc. (Professional Svs.)		449	112,928
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	164,437
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	114,355
Westinghouse Air Brake Technologies Corp. (Machinery)		150	30,071
WillScot Holdings Corp. (Construction & Engineering)		7,672	161,956
Woodward, Inc. (Aerospace & Defense)		320	80,867
Xylem, Inc. (Machinery)		730	107,675
Zurn Elkay Water Solutions Corp. (Building Products)		5,714	268,729
			15,005,826
Information Technology–15.3%
ACI Worldwide, Inc. (Software)	(a)	5,000	263,850
Amdocs Ltd. (IT Svs.)		1,000	82,050
Amkor Technology, Inc. (Semiconductors & Equip.)		1,450	41,180
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	53,240
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	294	57,565
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		3,760	196,573
Bentley Systems, Inc. Class B (Software)		1,100	56,628
BILL Holdings, Inc. (Software)	(a)	490	25,955
Calix, Inc. (Communications Equip.)	(a)	3,300	202,521
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	43,910
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	55,748
Celestica, Inc. (Electronic Equip., Instr. & Comp.)	(a)	825	203,263
Circle Internet Group, Inc. (Software)	(a)	111	14,716
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	193,131
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	114,690
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,317	249,587
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,000	164,060
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		4,980	334,009
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	2,628	382,663
CyberArk Software Ltd. (Software)	(a)	478	230,946
Datadog, Inc. Class A (Software)	(a)	924	131,578
Entegris, Inc. (Semiconductors & Equip.)		680	62,873
F5, Inc. (Communications Equip.)	(a)	712	230,111
Fair Isaac Corp. (Software)	(a)	58	86,799
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	81,596
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	970	56,231
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,742	172,704
Gartner, Inc. (IT Svs.)	(a)	139	36,539
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	30,822
Globant SA (IT Svs.)	(a)	2,420	138,860
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	67,047
Guidewire Software, Inc. (Software)	(a)	2,194	504,313

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	$130,168
HP, Inc. (Tech. Hardware, Storage & Periph.)		2,390	65,080
HubSpot, Inc. (Software)	(a)	724	338,687
Informatica, Inc. Class A (Software)	(a)	1,900	47,196
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,180	251,824
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		270	58,636
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	66,470
Klaviyo, Inc. Class A (Software)	(a)	9,359	259,151
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,563	254,316
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	2,554	317,947
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	88,367
Monday.com Ltd. (Software)	(a)	759	147,011
MongoDB, Inc. (IT Svs.)	(a)	1,166	361,903
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		122	112,318
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	75,814
Nice Ltd. – ADR (Software)	(a)	1,210	175,184
Nutanix, Inc. Class A (Software)	(a)	4,973	369,941
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	5,424	267,457
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	47,811
Procore Technologies, Inc. (Software)	(a)	5,863	427,530
PTC, Inc. (Software)	(a)	310	62,936
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	71,238
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	42,808
Ralliant Corp. (Electronic Equip., Instr. & Comp.)		336	14,693
Rambus, Inc. (Semiconductors & Equip.)	(a)	2,727	284,153
SailPoint, Inc. (Software)	(a)	11,157	246,347
Samsara, Inc. Class A (Software)	(a)	5,811	216,460
Semtech Corp. (Semiconductors & Equip.)	(a)	5,880	420,126
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	52,346
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	71,910
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,158	353,372
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	115	67,395
Teradyne, Inc. (Semiconductors & Equip.)		2,923	402,322
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	610	49,807
Tyler Technologies, Inc. (Software)	(a)	100	52,316
Ubiquiti, Inc. (Communications Equip.)		120	79,270
Unity Software, Inc. (Software)	(a)	2,300	92,092
VeriSign, Inc. (IT Svs.)		220	61,505
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		930	111,656
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	65,375
Zoom Communications, Inc. (Software)	(a)	870	71,775
Zscaler, Inc. (Software)	(a)	250	74,915
			11,393,386
Materials–3.9%
Alcoa Corp. (Metals & Mining)		2,283	75,088
Amcor PLC (Containers & Packaging)		6,490	53,088
Anglogold Ashanti PLC (Metals & Mining)		1,290	90,726
Avery Dennison Corp. (Containers & Packaging)		260	42,164
Avient Corp. (Chemicals)		6,819	224,686
Ball Corp. (Containers & Packaging)		990	49,916
CF Industries Holdings, Inc. (Chemicals)		580	52,026
Corteva, Inc. (Chemicals)		1,813	122,613
Crown Holdings, Inc. (Containers & Packaging)		630	60,852
Dow, Inc. (Chemicals)		2,130	48,841
DuPont de Nemours, Inc. (Chemicals)		1,132	88,183
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eastman Chemical Co. (Chemicals)		660	$41,613
Graphic Packaging Holding Co. (Containers & Packaging)		14,130	276,524
International Flavors & Fragrances, Inc. (Chemicals)		719	44,247
International Paper Co. (Containers & Packaging)		1,307	60,645
LyondellBasell Industries N.V. Class A (Chemicals)		760	37,270
Martin Marietta Materials, Inc. (Construction Materials)		150	94,542
Nucor Corp. (Metals & Mining)		570	77,195
O-I Glass, Inc. (Containers & Packaging)	(a)	16,470	213,616
Packaging Corp. of America (Containers & Packaging)		240	52,303
PPG Industries, Inc. (Chemicals)		580	60,964
Reliance, Inc. (Metals & Mining)		1,357	381,086
Royal Gold, Inc. (Metals & Mining)		260	52,151
RPM International, Inc. (Chemicals)		3,185	375,448
Smurfit WestRock PLC (Containers & Packaging)		1,503	63,983
Steel Dynamics, Inc. (Metals & Mining)		480	66,926
Vulcan Materials Co. (Construction Materials)		320	98,438
Westlake Corp. (Chemicals)		550	42,383
			2,947,517
Real Estate–5.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	45,837
American Healthcare REIT, Inc. (Health Care REITs)		7,070	297,011
American Homes 4 Rent Class A (Residential REITs)		2,060	68,495
AvalonBay Communities, Inc. (Residential REITs)		390	75,336
Brixmor Property Group, Inc. (Retail REITs)		2,660	73,629
Broadstone Net Lease, Inc. (Diversified REITs)		7,631	136,366
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	111,868
COPT Defense Properties (Office REITs)		10,440	303,386
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,060	89,432
Crown Castle, Inc. (Specialized REITs)		1,100	106,139
CubeSmart (Specialized REITs)		4,351	176,912
Digital Realty Trust, Inc. (Specialized REITs)		860	148,677
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	66,770
Equity Residential (Residential REITs)		940	60,846
Essex Property Trust, Inc. (Residential REITs)		270	72,268
Extra Space Storage, Inc. (Specialized REITs)		569	80,195
Gaming and Leisure Properties, Inc. (Specialized REITs)		10	466
Healthpeak Properties, Inc. (Health Care REITs)		2,630	50,365
Independence Realty Trust, Inc. (Residential REITs)		15,520	254,373
Invitation Homes, Inc. (Residential REITs)		1,780	52,207
Iron Mountain, Inc. (Specialized REITs)		940	95,824
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,206	359,726
Kimco Realty Corp. (Retail REITs)		3,630	79,316
Lineage, Inc. (Industrial REITs)		1,139	44,011
Mid-America Apartment Communities, Inc. (Residential REITs)		480	67,070
Realty Income Corp. (Retail REITs)		2,360	143,464
Regency Centers Corp. (Retail REITs)		950	69,255
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,431	128,203
SBA Communications Corp. (Specialized REITs)		280	54,138
Simon Property Group, Inc. (Retail REITs)		838	157,267
STAG Industrial, Inc. (Industrial REITs)		5,670	200,094
Sun Communities, Inc. (Residential REITs)		420	54,180
Ventas, Inc. (Health Care REITs)		1,180	82,588
VICI Properties, Inc. (Specialized REITs)		3,360	109,570
W.P. Carey, Inc. (Diversified REITs)		1,020	68,921

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Weyerhaeuser Co. (Specialized REITs)		2,040	$50,572
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	645	49,697
			4,084,474
Utilities–3.9%
Ameren Corp. (Multi-Utilities)		720	75,154
American Water Works Co., Inc. (Water Utilities)		510	70,987
Atmos Energy Corp. (Gas Utilities)		490	83,668
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	75,272
Chesapeake Utilities Corp. (Gas Utilities)		1,045	140,751
CMS Energy Corp. (Multi-Utilities)		880	64,469
Consolidated Edison, Inc. (Multi-Utilities)		810	81,421
DTE Energy Co. (Multi-Utilities)		560	79,201
Edison International (Electric Utilities)		770	42,566
Entergy Corp. (Electric Utilities)		860	80,143
Evergy, Inc. (Electric Utilities)		1,160	88,183
Eversource Energy (Electric Utilities)		940	66,872
Exelon Corp. (Electric Utilities)		1,940	87,319
FirstEnergy Corp. (Electric Utilities)		1,520	69,646
IDACORP, Inc. (Electric Utilities)		3,380	446,667
NiSource, Inc. (Multi-Utilities)		1,200	51,960
NRG Energy, Inc. (Electric Utilities)		1,948	315,479
Common Stocks (Continued)	Shares	Value
Utilities (continued)
OGE Energy Corp. (Electric Utilities)	1,760	$81,435
ONE Gas, Inc. (Gas Utilities)	2,940	237,964
PG&E Corp. (Electric Utilities)	5,776	87,102
PPL Corp. (Electric Utilities)	1,290	47,936
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,170	97,648
UGI Corp. (Gas Utilities)	1,500	49,890
Vistra Corp. (Ind. Power & Renewable Elec.)	770	150,858
WEC Energy Group, Inc. (Multi-Utilities)	930	106,569
Xcel Energy, Inc. (Electric Utilities)	1,680	135,492
		2,914,652
Total Common Stocks (Cost $67,367,981)		$73,863,165

Exchange Traded Funds–0.3%		Shares	Value
iShares Russell Mid-Cap ETF		2,557	$246,878
Total Exchange Traded Funds (Cost $243,765)			$246,878
Total Investments – 99.2% (Cost $67,611,746)	(b)		$74,110,043
Other Assets in Excess of Liabilities – 0.8%			623,809
Net Assets – 100.0%			$74,733,852

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–100.0%		Shares	Value
Communication Services–10.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)		122,588	$29,801,143
Alphabet, Inc. Class C (Interactive Media & Svs.)		98,450	23,977,497
AT&T, Inc. (Diversified Telecom. Svs.)		150,835	4,259,580
Charter Communications, Inc. Class A (Media)	(a)	1,971	542,232
Comcast Corp. Class A (Media)		77,382	2,431,342
Electronic Arts, Inc. (Entertainment)		4,778	963,723
Fox Corp. Class A (Media)		4,455	280,932
Fox Corp. Class B (Media)		3,128	179,203
Interpublic Group of Cos., Inc. / The (Media)		7,771	216,889
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,347	546,900
Match Group, Inc. (Interactive Media & Svs.)		5,105	180,309
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		45,716	33,572,916
Netflix, Inc. (Entertainment)	(a)	8,956	10,737,528
News Corp. Class A (Media)		7,987	245,281
News Corp. Class B (Media)		2,360	81,538
Omnicom Group, Inc. (Media)		4,110	335,088
Paramount Skydance Corp. Class B (Media)		6,551	123,945
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,679	950,506
TKO Group Holdings, Inc. (Entertainment)		1,464	295,669
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		10,201	2,441,915
Trade Desk, Inc. / The Class A (Media)	(a)	9,456	463,439
Verizon Communications, Inc. (Diversified Telecom. Svs.)		88,909	3,907,551
Walt Disney Co. / The (Entertainment)		37,883	4,337,604
Warner Bros. Discovery, Inc. (Entertainment)	(a)	51,765	1,010,970
			121,883,700
Consumer Discretionary–10.5%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,104	1,105,408
Amazon.com, Inc. (Broadline Retail)	(a)	204,548	44,912,604
Aptiv PLC (Automobile Components)	(a)	4,620	398,336
AutoZone, Inc. (Specialty Retail)	(a)	351	1,505,874
Best Buy Co., Inc. (Specialty Retail)		4,170	315,335
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		683	3,687,701
CarMax, Inc. (Specialty Retail)	(a)	3,184	142,866
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	23,036	665,971
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	28,076	1,100,298
D.R. Horton, Inc. (Household Durables)		5,753	974,961
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,483	472,664
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,147	319,011
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		663	286,224
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,795	2,120,162
eBay, Inc. (Broadline Retail)		9,696	881,851
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,508	536,085
Ford Motor Co. (Automobiles)		81,654	976,582
Garmin Ltd. (Household Durables)		3,472	854,876
General Motors Co. (Automobiles)		19,946	1,216,108
Genuine Parts Co. (Distributors)		2,951	409,009
Hasbro, Inc. (Leisure Products)		2,827	214,428
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		4,928	1,278,520
Home Depot, Inc. / The (Specialty Retail)		20,970	8,496,834
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		6,554	352,540
Lennar Corp. Class A (Household Durables)		4,829	608,647
LKQ Corp. (Distributors)		5,459	166,718
Lowe's Cos., Inc. (Specialty Retail)		11,785	2,961,688
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,314	411,730
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,724	1,230,319
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,043	4,571,417
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	4,331	$150,112
Mohawk Industries, Inc. (Household Durables)	(a)	1,107	142,714
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		24,911	1,737,044
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	9,589	236,177
NVR, Inc. (Household Durables)	(a)	61	490,114
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	17,858	1,925,271
Pool Corp. (Distributors)		697	216,119
PulteGroup, Inc. (Household Durables)		4,186	553,096
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		821	257,433
Ross Stores, Inc. (Specialty Retail)		6,836	1,041,738
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5,314	1,719,504
Starbucks Corp. (Hotels, Restaurants & Leisure)		23,913	2,023,040
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		4,416	499,980
Tesla, Inc. (Automobiles)	(a)	59,146	26,303,409
TJX Cos., Inc. / The (Specialty Retail)		23,505	3,397,413
Tractor Supply Co. (Specialty Retail)		11,244	639,446
Ulta Beauty, Inc. (Specialty Retail)	(a)	954	521,600
Williams-Sonoma, Inc. (Specialty Retail)		2,610	510,125
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,791	229,732
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,889	895,128
			126,663,962
Consumer Staples–4.9%
Altria Group, Inc. (Tobacco)		35,363	2,336,080
Archer-Daniels-Midland Co. (Food Products)		10,194	608,990
Brown-Forman Corp. Class B (Beverages)		3,736	101,171
Bunge Global SA (Food Products)		2,971	241,394
Church & Dwight Co., Inc. (Household Products)		5,169	452,959
Clorox Co. / The (Household Products)		2,595	319,963
Coca-Cola Co. / The (Beverages)		81,734	5,420,599
Colgate-Palmolive Co. (Household Products)		16,923	1,352,825
Conagra Brands, Inc. (Food Products)		10,164	186,103
Constellation Brands, Inc. Class A (Beverages)		3,029	407,915
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		9,350	8,654,640
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,669	482,541
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,118	388,616
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		4,969	437,868
General Mills, Inc. (Food Products)		11,345	572,015
Hershey Co. / The (Food Products)		3,143	587,898
Hormel Foods Corp. (Food Products)		6,184	152,992
J. M. Smucker Co. / The (Food Products)		2,264	245,870
Kellanova (Food Products)		5,705	467,924
Kenvue, Inc. (Personal Care Products)		40,718	660,853
Keurig Dr Pepper, Inc. (Beverages)		28,823	735,275
Kimberly-Clark Corp. (Household Products)		6,919	860,308
Kraft Heinz Co. / The (Food Products)		18,081	470,829
Kroger Co. / The (Consumer Staples Distribution & Retail)		12,674	854,354
Lamb Weston Holdings, Inc. (Food Products)		2,957	171,743
McCormick & Co., Inc. (Food Products)		5,369	359,240
Molson Coors Beverage Co. Class B (Beverages)		3,594	162,628
Mondelez International, Inc. Class A (Food Products)		27,175	1,697,622
Monster Beverage Corp. (Beverages)	(a)	14,890	1,002,246
PepsiCo, Inc. (Beverages)		28,838	4,050,009
Philip Morris International, Inc. (Tobacco)		32,798	5,319,836
Procter & Gamble Co. / The (Household Products)		49,409	7,591,693
Sysco Corp. (Consumer Staples Distribution & Retail)		9,947	819,036

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Target Corp. (Consumer Staples Distribution & Retail)		9,641	$864,798
The Campbell's Company (Food Products)		4,175	131,847
Tyson Foods, Inc. Class A (Food Products)		6,063	329,221
Walmart, Inc. (Consumer Staples Distribution & Retail)		92,568	9,540,058
			59,039,959
Energy–2.9%
APA Corp. (Oil, Gas & Consumable Fuels)		7,591	184,309
Baker Hughes Co. (Energy Equip. & Svs.)		20,918	1,019,125
Chevron Corp. (Oil, Gas & Consumable Fuels)		40,587	6,302,755
ConocoPhillips (Oil, Gas & Consumable Fuels)		26,285	2,486,298
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		16,192	382,941
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,469	472,223
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,992	571,255
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,455	1,284,335
EQT Corp. (Oil, Gas & Consumable Fuels)		13,241	720,708
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5,053	536,831
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		89,906	10,136,902
Halliburton Co. (Energy Equip. & Svs.)		18,090	445,014
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		40,938	1,158,955
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,371	1,227,947
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		15,248	720,468
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		13,153	959,774
Phillips 66 (Oil, Gas & Consumable Fuels)		8,459	1,150,593
Schlumberger N.V. (Energy Equip. & Svs.)		31,214	1,072,825
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,566	764,988
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		410	382,792
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6,591	1,122,184
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		25,661	1,625,624
			34,728,846
Financials–13.5%
Aflac, Inc. (Insurance)		10,073	1,125,154
Allstate Corp. / The (Insurance)		5,591	1,200,108
American Express Co. (Consumer Finance)		11,427	3,795,592
American International Group, Inc. (Insurance)		11,559	907,844
Ameriprise Financial, Inc. (Capital Markets)		1,970	967,763
Aon PLC Class A (Insurance)		4,533	1,616,377
Apollo Global Management, Inc. (Financial Services)		9,656	1,286,855
Arch Capital Group Ltd. (Insurance)		7,886	715,497
Arthur J. Gallagher & Co. (Insurance)		5,389	1,669,189
Assurant, Inc. (Insurance)		1,071	231,979
Bank of America Corp. (Banks)		143,652	7,411,007
Bank of New York Mellon Corp. / The (Capital Markets)		14,827	1,615,550
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	38,668	19,439,950
Blackrock, Inc. (Capital Markets)		3,036	3,539,581
Blackstone, Inc. (Capital Markets)		15,527	2,652,788
Block, Inc. (Financial Services)	(a)	11,661	842,741
Brown & Brown, Inc. (Insurance)		6,217	583,092
Capital One Financial Corp. (Consumer Finance)		13,449	2,858,988
CBOE Global Markets, Inc. (Capital Markets)		2,219	544,210
Charles Schwab Corp. / The (Capital Markets)		35,998	3,436,729
Chubb Ltd. (Insurance)		7,812	2,204,937
Cincinnati Financial Corp. (Insurance)		3,318	524,576
Citigroup, Inc. (Banks)		38,764	3,934,546
Common Stocks (Continued)		Shares	Value
Financials (continued)
Citizens Financial Group, Inc. (Banks)		9,152	$486,520
CME Group, Inc. (Capital Markets)		7,589	2,050,472
Coinbase Global, Inc. Class A (Capital Markets)	(a)	4,753	1,604,090
Corpay, Inc. (Financial Services)	(a)	1,498	431,514
Erie Indemnity Co. Class A (Insurance)		539	171,488
Everest Group Ltd. (Insurance)		890	311,705
FactSet Research Systems, Inc. (Capital Markets)		802	229,765
Fidelity National Information Services, Inc. (Financial Services)		11,084	730,879
Fifth Third Bancorp (Banks)		14,044	625,660
Fiserv, Inc. (Financial Services)	(a)	11,403	1,470,189
Franklin Resources, Inc. (Capital Markets)		6,499	150,322
Global Payments, Inc. (Financial Services)		5,148	427,696
Globe Life, Inc. (Insurance)		1,719	245,765
Goldman Sachs Group, Inc. / The (Capital Markets)		6,378	5,079,120
Hartford Insurance Group, Inc. / The (Insurance)		5,851	780,465
Huntington Bancshares, Inc. (Banks)		31,103	537,149
Interactive Brokers Group, Inc. Class A (Capital Markets)		9,447	650,048
Intercontinental Exchange, Inc. (Capital Markets)		12,057	2,031,363
Invesco Ltd. (Capital Markets)		9,462	217,058
Jack Henry & Associates, Inc. (Financial Services)		1,545	230,097
JPMorgan Chase & Co. (Banks)		57,982	18,289,262
KeyCorp (Banks)		19,776	369,613
KKR & Co., Inc. (Capital Markets)		14,430	1,875,179
Loews Corp. (Insurance)		3,609	362,308
M&T Bank Corp. (Banks)		3,316	655,308
Marsh & McLennan Cos., Inc. (Insurance)		10,355	2,086,843
Mastercard, Inc. Class A (Financial Services)		17,412	9,904,120
MetLife, Inc. (Insurance)		11,668	961,093
Moody's Corp. (Capital Markets)		3,242	1,544,748
Morgan Stanley (Capital Markets)		25,587	4,067,310
MSCI, Inc. (Capital Markets)		1,615	916,367
Nasdaq, Inc. (Capital Markets)		9,618	850,712
Northern Trust Corp. (Capital Markets)		4,057	546,072
PayPal Holdings, Inc. (Financial Services)	(a)	20,024	1,342,809
PNC Financial Services Group, Inc. / The (Banks)		8,243	1,656,266
Principal Financial Group, Inc. (Insurance)		4,301	356,596
Progressive Corp. / The (Insurance)		12,367	3,054,031
Prudential Financial, Inc. (Insurance)		7,469	774,834
Raymond James Financial, Inc. (Capital Markets)		3,765	649,839
Regions Financial Corp. (Banks)		18,933	499,263
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	16,302	2,334,120
S&P Global, Inc. (Capital Markets)		6,592	3,208,392
State Street Corp. (Capital Markets)		6,019	698,264
Synchrony Financial (Consumer Finance)		7,894	560,869
T. Rowe Price Group, Inc. (Capital Markets)		4,662	478,508
Travelers Cos., Inc. / The (Insurance)		4,723	1,318,756
Truist Financial Corp. (Banks)		26,843	1,227,262
U.S. Bancorp (Banks)		32,549	1,573,093
Visa, Inc. (Financial Services)		35,824	12,229,597
W. R. Berkley Corp. (Insurance)		6,358	487,150
Wells Fargo & Co. (Banks)		67,513	5,658,940
Willis Towers Watson PLC (Insurance)		2,070	715,082
			162,819,024
Health Care–8.9%
Abbott Laboratories (Health Care Equip. & Supplies)		36,691	4,914,393
AbbVie, Inc. (Biotechnology)		37,246	8,623,939
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,908	758,292
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,430	179,065
Amgen, Inc. (Biotechnology)		11,347	3,202,123
Baxter International, Inc. (Health Care Equip. & Supplies)		10,898	248,147

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Becton Dickinson & Co. (Health Care Equip. & Supplies)		6,002	$1,123,394
Biogen, Inc. (Biotechnology)	(a)	3,111	435,789
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,326	185,025
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	31,219	3,047,911
Bristol-Myers Squibb Co. (Pharmaceuticals)		42,854	1,932,715
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,067	795,316
Cencora, Inc. (Health Care Providers & Svs.)		4,062	1,269,497
Centene Corp. (Health Care Providers & Svs.)	(a)	9,900	353,232
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,044	163,344
Cigna Group / The (Health Care Providers & Svs.)		5,612	1,617,659
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	4,233	290,214
CVS Health Corp. (Health Care Providers & Svs.)		26,711	2,013,742
Danaher Corp. (Life Sciences Tools & Svs.)		13,394	2,655,494
DaVita, Inc. (Health Care Providers & Svs.)	(a)	758	100,715
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	8,321	559,920
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	12,457	968,781
Elevance Health, Inc. (Health Care Providers & Svs.)		4,731	1,528,681
Eli Lilly & Co. (Pharmaceuticals)		16,757	12,785,591
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		9,687	727,494
Gilead Sciences, Inc. (Biotechnology)		26,155	2,903,205
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,438	1,465,276
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,187	145,151
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4,719	318,485
Humana, Inc. (Health Care Providers & Svs.)		2,552	663,954
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,674	1,069,502
Incyte Corp. (Biotechnology)	(a)	3,480	295,139
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,494	461,243
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	7,549	3,376,139
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,607	685,114
Johnson & Johnson (Pharmaceuticals)		50,796	9,418,594
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,763	506,087
McKesson Corp. (Health Care Providers & Svs.)		2,617	2,021,737
Medtronic PLC (Health Care Equip. & Supplies)		26,970	2,568,623
Merck & Co., Inc. (Pharmaceuticals)		52,638	4,417,907
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	437	536,466
Moderna, Inc. (Biotechnology)	(a)	7,347	189,773
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,150	220,064
Pfizer, Inc. (Pharmaceuticals)		119,683	3,049,523
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,373	452,246
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,136	1,201,009
ResMed, Inc. (Health Care Equip. & Supplies)		3,107	850,479
Revvity, Inc. (Life Sciences Tools & Svs.)		2,463	215,882
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,127	228,271
STERIS PLC (Health Care Equip. & Supplies)		2,090	517,150
Stryker Corp. (Health Care Equip. & Supplies)		7,247	2,678,999
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,945	3,853,484
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		19,087	6,590,741
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,196	244,510
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,400	2,114,856
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Viatris, Inc. (Pharmaceuticals)		24,737	$244,896
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,263	378,660
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,526	400,316
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		4,203	413,996
Zoetis, Inc. (Pharmaceuticals)		9,299	1,360,630
			106,538,580
Industrials–8.3%
3M Co. (Industrial Conglomerates)		11,183	1,735,378
A. O. Smith Corp. (Building Products)		2,424	177,946
Allegion PLC (Building Products)		1,821	322,954
AMETEK, Inc. (Electrical Equip.)		4,820	906,160
Automatic Data Processing, Inc. (Professional Svs.)		8,543	2,507,370
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,647	1,181,953
Boeing Co. / The (Aerospace & Defense)	(a)	15,938	3,439,899
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,485	591,852
Builders FirstSource, Inc. (Building Products)	(a)	2,345	284,331
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,506	331,794
Carrier Global Corp. (Building Products)		16,724	998,423
Caterpillar, Inc. (Machinery)		9,876	4,712,333
Cintas Corp. (Commercial Svs. & Supplies)		7,194	1,476,640
Copart, Inc. (Commercial Svs. & Supplies)	(a)	18,875	848,809
CSX Corp. (Ground Transportation)		39,104	1,388,583
Cummins, Inc. (Machinery)		2,888	1,219,805
Dayforce, Inc. (Professional Svs.)	(a)	3,388	233,399
Deere & Co. (Machinery)		5,310	2,428,051
Delta Air Lines, Inc. (Passenger Airlines)		13,762	780,993
Dover Corp. (Machinery)		2,910	485,475
Eaton Corp. PLC (Electrical Equip.)		8,207	3,071,470
EMCOR Group, Inc. (Construction & Engineering)		950	617,063
Emerson Electric Co. (Electrical Equip.)		11,828	1,551,597
Equifax, Inc. (Professional Svs.)		2,627	673,904
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,880	353,059
Fastenal Co. (Trading Companies & Distributors)		24,032	1,178,529
FedEx Corp. (Air Freight & Logistics)		4,540	1,070,577
Fortive Corp. (Machinery)		7,179	351,699
GE Vernova, Inc. (Electrical Equip.)		5,740	3,529,526
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,245	208,413
General Dynamics Corp. (Aerospace & Defense)		5,311	1,811,051
General Electric Co. (Aerospace & Defense)		22,362	6,726,937
Honeywell International, Inc. (Industrial Conglomerates)		13,370	2,814,385
Howmet Aerospace, Inc. (Aerospace & Defense)		8,475	1,663,049
Hubbell, Inc. (Electrical Equip.)		1,127	484,959
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		833	239,829
IDEX Corp. (Machinery)		1,597	259,928
Illinois Tool Works, Inc. (Machinery)		5,571	1,452,694
Ingersoll Rand, Inc. (Machinery)		7,674	634,026
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,622	217,624
Jacobs Solutions, Inc. (Professional Svs.)		2,536	380,045
Johnson Controls International PLC (Building Products)		13,747	1,511,483
L3Harris Technologies, Inc. (Aerospace & Defense)		3,970	1,212,478
Leidos Holdings, Inc. (Professional Svs.)		2,722	514,349
Lennox International, Inc. (Building Products)		678	358,906
Lockheed Martin Corp. (Aerospace & Defense)		4,328	2,160,581
Masco Corp. (Building Products)		4,442	312,672
Nordson Corp. (Machinery)		1,139	258,496
Norfolk Southern Corp. (Ground Transportation)		4,708	1,414,330
Northrop Grumman Corp. (Aerospace & Defense)		2,830	1,724,376

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Old Dominion Freight Line, Inc. (Ground Transportation)		3,924	$552,421
Otis Worldwide Corp. (Machinery)		8,327	761,338
PACCAR, Inc. (Machinery)		10,986	1,080,144
Parker-Hannifin Corp. (Machinery)		2,691	2,040,182
Paychex, Inc. (Professional Svs.)		6,764	857,405
Paycom Software, Inc. (Professional Svs.)		1,062	221,045
Pentair PLC (Machinery)		3,478	385,223
Quanta Services, Inc. (Construction & Engineering)		3,124	1,294,648
Republic Services, Inc. (Commercial Svs. & Supplies)		4,306	988,141
Rockwell Automation, Inc. (Electrical Equip.)		2,386	833,979
Rollins, Inc. (Commercial Svs. & Supplies)		5,964	350,325
RTX Corp. (Aerospace & Defense)		28,275	4,731,256
Snap-on, Inc. (Machinery)		1,107	383,609
Southwest Airlines Co. (Passenger Airlines)		11,143	355,573
Stanley Black & Decker, Inc. (Machinery)		3,284	244,100
Textron, Inc. (Aerospace & Defense)		3,781	319,457
Trane Technologies PLC (Building Products)		4,684	1,976,461
TransDigm Group, Inc. (Aerospace & Defense)		1,184	1,560,536
Uber Technologies, Inc. (Ground Transportation)	(a)	43,961	4,306,859
Union Pacific Corp. (Ground Transportation)		12,510	2,956,989
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	6,869	662,858
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,439	1,289,620
United Rentals, Inc. (Trading Companies & Distributors)		1,349	1,287,836
Veralto Corp. (Commercial Svs. & Supplies)		5,265	561,302
Verisk Analytics, Inc. (Professional Svs.)		2,964	745,476
W.W. Grainger, Inc. (Trading Companies & Distributors)		919	875,770
Waste Management, Inc. (Commercial Svs. & Supplies)		7,794	1,721,149
Westinghouse Air Brake Technologies Corp. (Machinery)		3,551	711,869
Xylem, Inc. (Machinery)		5,061	746,497
			99,612,251
Information Technology–34.8%
Accenture PLC Class A (IT Svs.)		13,116	3,234,406
Adobe, Inc. (Software)	(a)	8,933	3,151,116
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	34,187	5,531,115
Akamai Technologies, Inc. (IT Svs.)	(a)	3,042	230,462
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		25,725	3,183,469
Analog Devices, Inc. (Semiconductors & Equip.)		10,448	2,567,074
Apple, Inc. (Tech. Hardware, Storage & Periph.)		312,802	79,648,773
Applied Materials, Inc. (Semiconductors & Equip.)		16,896	3,459,287
AppLovin Corp. Class A (Software)	(a)	5,706	4,099,989
Arista Networks, Inc. (Communications Equip.)	(a)	21,712	3,163,655
Autodesk, Inc. (Software)	(a)	4,495	1,427,927
Broadcom, Inc. (Semiconductors & Equip.)		99,140	32,707,277
Cadence Design Systems, Inc. (Software)	(a)	5,739	2,015,881
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,781	442,958
Cisco Systems, Inc. (Communications Equip.)		83,519	5,714,370
Cognizant Technology Solutions Corp. Class A (IT Svs.)		10,143	680,291
Corning, Inc. (Electronic Equip., Instr. & Comp.)		16,351	1,341,272
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,251	2,574,985
Datadog, Inc. Class A (Software)	(a)	6,859	976,722
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		6,433	912,006
EPAM Systems, Inc. (IT Svs.)	(a)	1,182	178,234
F5, Inc. (Communications Equip.)	(a)	1,219	393,969
Fair Isaac Corp. (Software)	(a)	509	761,734
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,276	501,926
Fortinet, Inc. (Software)	(a)	13,644	1,147,187
Gartner, Inc. (IT Svs.)	(a)	1,607	422,432
Gen Digital, Inc. (Software)		11,891	337,585
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
GoDaddy, Inc. Class A (IT Svs.)	(a)	2,938	$402,007
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		27,842	683,799
HP, Inc. (Tech. Hardware, Storage & Periph.)		19,929	542,667
Intel Corp. (Semiconductors & Equip.)	(a)	92,198	3,093,243
International Business Machines Corp. (IT Svs.)		19,633	5,539,647
Intuit, Inc. (Software)		5,879	4,014,828
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,277	494,496
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,652	638,808
KLA Corp. (Semiconductors & Equip.)		2,778	2,996,351
Lam Research Corp. (Semiconductors & Equip.)		26,654	3,568,971
Microchip Technology, Inc. (Semiconductors & Equip.)		11,451	735,383
Micron Technology, Inc. (Semiconductors & Equip.)		23,576	3,944,736
Microsoft Corp. (Software)		156,687	81,156,032
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,016	935,370
Motorola Solutions, Inc. (Communications Equip.)		3,503	1,601,887
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		4,246	502,981
NVIDIA Corp. (Semiconductors & Equip.)		514,308	95,959,587
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,283	1,203,098
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,677	427,863
Oracle Corp. (Software)		34,929	9,823,432
Palantir Technologies, Inc. Class A (Software)	(a)	47,934	8,744,120
Palo Alto Networks, Inc. (Software)	(a)	14,067	2,864,322
PTC, Inc. (Software)	(a)	2,542	516,077
QUALCOMM, Inc. (Semiconductors & Equip.)		22,717	3,779,200
Roper Technologies, Inc. (Software)		2,254	1,124,047
Salesforce, Inc. (Software)		20,142	4,773,654
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,447	1,049,759
ServiceNow, Inc. (Software)	(a)	4,382	4,032,667
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,149	242,410
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	10,637	509,938
Synopsys, Inc. (Software)	(a)	3,896	1,922,247
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		6,200	1,361,086
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	995	583,110
Teradyne, Inc. (Semiconductors & Equip.)		3,375	464,535
Texas Instruments, Inc. (Semiconductors & Equip.)		19,151	3,518,613
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,049	412,251
Tyler Technologies, Inc. (Software)	(a)	918	480,261
VeriSign, Inc. (IT Svs.)		1,784	498,753
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		7,361	883,762
Workday, Inc. Class A (Software)	(a)	4,521	1,088,340
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,079	320,636
			418,241,076
Materials–1.8%
Air Products & Chemicals, Inc. (Chemicals)		4,670	1,273,602
Albemarle Corp. (Chemicals)		2,497	202,457
Amcor PLC (Containers & Packaging)		48,914	400,117
Avery Dennison Corp. (Containers & Packaging)		1,655	268,391
Ball Corp. (Containers & Packaging)		5,774	291,125
CF Industries Holdings, Inc. (Chemicals)		3,437	308,299
Corteva, Inc. (Chemicals)		14,194	959,940
Dow, Inc. (Chemicals)		15,040	344,867
DuPont de Nemours, Inc. (Chemicals)		8,690	676,951
Eastman Chemical Co. (Chemicals)		2,436	153,590
Ecolab, Inc. (Chemicals)		5,360	1,467,890

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Freeport-McMoRan, Inc. (Metals & Mining)		30,132	$1,181,777
International Flavors & Fragrances, Inc. (Chemicals)		5,438	334,655
International Paper Co. (Containers & Packaging)		11,202	519,773
Linde PLC (Chemicals)		9,891	4,698,225
LyondellBasell Industries N.V. Class A (Chemicals)		5,460	267,758
Martin Marietta Materials, Inc. (Construction Materials)		1,280	806,758
Mosaic Co. / The (Chemicals)		6,734	233,535
Newmont Corp. (Metals & Mining)		23,128	1,949,922
Nucor Corp. (Metals & Mining)		4,870	659,544
Packaging Corp. of America (Containers & Packaging)		1,896	413,195
PPG Industries, Inc. (Chemicals)		4,789	503,372
Sherwin-Williams Co. / The (Chemicals)		4,875	1,688,018
Smurfit WestRock PLC (Containers & Packaging)		11,078	471,590
Steel Dynamics, Inc. (Metals & Mining)		2,936	409,366
Vulcan Materials Co. (Construction Materials)		2,803	862,259
			21,346,976
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,303	275,272
American Tower Corp. (Specialized REITs)		9,857	1,895,698
AvalonBay Communities, Inc. (Residential REITs)		3,017	582,794
BXP, Inc. (Office REITs)		3,125	232,312
Camden Property Trust (Residential REITs)		2,267	242,070
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	6,127	965,370
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	8,989	758,402
Crown Castle, Inc. (Specialized REITs)		9,240	891,568
Digital Realty Trust, Inc. (Specialized REITs)		6,716	1,161,062
Equinix, Inc. (Specialized REITs)		2,057	1,611,125
Equity Residential (Residential REITs)		7,374	477,319
Essex Property Trust, Inc. (Residential REITs)		1,366	365,624
Extra Space Storage, Inc. (Specialized REITs)		4,503	634,653
Federal Realty Investment Trust (Retail REITs)		1,666	168,782
Healthpeak Properties, Inc. (Health Care REITs)		14,745	282,367
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		13,567	230,910
Invitation Homes, Inc. (Residential REITs)		11,966	350,963
Iron Mountain, Inc. (Specialized REITs)		6,267	638,858
Kimco Realty Corp. (Retail REITs)		14,369	313,963
Mid-America Apartment Communities, Inc. (Residential REITs)		2,484	347,089
Prologis, Inc. (Industrial REITs)		19,538	2,237,492
Public Storage (Specialized REITs)		3,296	952,050
Realty Income Corp. (Retail REITs)		19,145	1,163,825
Regency Centers Corp. (Retail REITs)		3,467	252,744
SBA Communications Corp. (Specialized REITs)		2,278	440,451
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Simon Property Group, Inc. (Retail REITs)	6,844	$1,284,413
UDR, Inc. (Residential REITs)	6,398	238,389
Ventas, Inc. (Health Care REITs)	9,643	674,914
VICI Properties, Inc. (Specialized REITs)	22,149	722,279
Welltower, Inc. (Health Care REITs)	14,101	2,511,952
Weyerhaeuser Co. (Specialized REITs)	15,309	379,510
		23,284,220
Utilities–2.4%
AES Corp. / The (Ind. Power & Renewable Elec.)	15,108	198,821
Alliant Energy Corp. (Electric Utilities)	5,452	367,519
Ameren Corp. (Multi-Utilities)	5,737	598,828
American Electric Power Co., Inc. (Electric Utilities)	11,207	1,260,787
American Water Works Co., Inc. (Water Utilities)	4,139	576,107
Atmos Energy Corp. (Gas Utilities)	3,406	581,575
CenterPoint Energy, Inc. (Multi-Utilities)	13,852	537,458
CMS Energy Corp. (Multi-Utilities)	6,351	465,274
Consolidated Edison, Inc. (Multi-Utilities)	7,497	753,598
Constellation Energy Corp. (Electric Utilities)	6,582	2,165,939
Dominion Energy, Inc. (Multi-Utilities)	17,857	1,092,313
DTE Energy Co. (Multi-Utilities)	4,404	622,858
Duke Energy Corp. (Electric Utilities)	16,376	2,026,530
Edison International (Electric Utilities)	8,165	451,361
Entergy Corp. (Electric Utilities)	9,472	882,696
Evergy, Inc. (Electric Utilities)	4,883	371,206
Eversource Energy (Electric Utilities)	7,874	560,156
Exelon Corp. (Electric Utilities)	21,084	948,991
FirstEnergy Corp. (Electric Utilities)	11,026	505,211
NextEra Energy, Inc. (Electric Utilities)	43,428	3,278,380
NiSource, Inc. (Multi-Utilities)	9,990	432,567
NRG Energy, Inc. (Electric Utilities)	4,104	664,643
PG&E Corp. (Electric Utilities)	46,633	703,226
Pinnacle West Capital Corp. (Electric Utilities)	2,534	227,198
PPL Corp. (Electric Utilities)	15,691	583,078
Public Service Enterprise Group, Inc. (Multi-Utilities)	10,405	868,401
Sempra (Multi-Utilities)	13,662	1,229,307
Southern Co. / The (Electric Utilities)	23,178	2,196,579
Vistra Corp. (Ind. Power & Renewable Elec.)	6,689	1,310,509
WEC Energy Group, Inc. (Multi-Utilities)	6,829	782,535
Xcel Energy, Inc. (Electric Utilities)	12,342	995,382
		28,239,033
Total Common Stocks (Cost $591,242,877)		$1,202,397,627

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/13/2025	$419,000	$416,989
Total U.S. Treasury Obligations (Cost $416,940)					$416,989
Total Investments – 100.0% (Cost $591,659,817)				(c)	$1,202,814,616
Liabilities in Excess of Other Assets – (0.0)%					(423,568)
Net Assets – 100.0%					$1,202,391,048

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at September 30, 2025.  The value of securities pledged totaled $416,989.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	16	December 19, 2025	$5,372,231	$5,391,000	$18,769	$11,893
Total Futures Contracts			$5,372,231	$5,391,000	$18,769	$11,893
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–8.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		14,610	$3,551,691
Alphabet, Inc. Class C (Interactive Media & Svs.)		10,984	2,675,153
AT&T, Inc. (Diversified Telecom. Svs.)		52,557	1,484,210
Comcast Corp. Class A (Media)		59,326	1,864,023
Fox Corp. Class A (Media)		13,358	842,356
Fox Corp. Class B (Media)		931	53,337
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		3,072	2,256,015
NIQ Global Intelligence PLC (Media)	(a)	6,214	97,560
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,539	914,336
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		3,051	730,348
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,549	815,229
Walt Disney Co. / The (Entertainment)		7,060	808,370
			16,092,628
Consumer Discretionary–8.8%
Amazon.com, Inc. (Broadline Retail)	(a)	20,985	4,607,676
Best Buy Co., Inc. (Specialty Retail)		3,485	263,536
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		203	1,096,052
BorgWarner, Inc. (Automobile Components)		24,092	1,059,084
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	16,198	437,751
CarMax, Inc. (Specialty Retail)	(a)	4,444	199,402
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,610	496,840
Garmin Ltd. (Household Durables)		2,857	703,451
General Motors Co. (Automobiles)		10,795	658,171
Hasbro, Inc. (Leisure Products)		8,549	648,442
Home Depot, Inc. / The (Specialty Retail)		3,507	1,421,001
Lithia Motors, Inc. (Specialty Retail)		1,506	475,896
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,604	1,095,220
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,140	984,578
TJX Cos., Inc. / The (Specialty Retail)		12,055	1,742,430
Toll Brothers, Inc. (Household Durables)		7,578	1,046,825
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,233	5,955
			16,942,310
Consumer Staples–6.4%
Coca-Cola Co. / The (Beverages)		3,909	259,245
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		1,138	1,053,367
Ingredion, Inc. (Food Products)		3,912	477,694
Keurig Dr Pepper, Inc. (Beverages)		15,434	393,721
Kroger Co. / The (Consumer Staples Distribution & Retail)		4,144	279,347
PepsiCo, Inc. (Beverages)		2,659	373,430
Philip Morris International, Inc. (Tobacco)		12,614	2,045,991
Procter & Gamble Co. / The (Household Products)		16,164	2,483,599
Walmart, Inc. (Consumer Staples Distribution & Retail)		46,802	4,823,414
			12,189,808
Energy–4.8%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		1,443	339,076
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,680	1,037,337
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		7,102	705,726
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		50,894	1,784,344
Common Stocks (Continued)		Shares	Value
Energy (continued)
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		21,544	$2,429,086
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		25,360	717,941
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		16,847	680,282
Schlumberger N.V. (Energy Equip. & Svs.)		15,995	549,748
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		14,279	904,575
			9,148,115
Financials–21.5%
Accelerant Holdings Class A (Insurance)	(a)	6,493	96,681
Allstate Corp. / The (Insurance)		6,710	1,440,301
American Express Co. (Consumer Finance)		1,434	476,317
Bank of America Corp. (Banks)		79,780	4,115,850
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,611	4,831,834
Blackstone, Inc. (Capital Markets)		3,301	563,976
Bullish (Capital Markets)	(a)	3,448	219,327
Charles Schwab Corp. / The (Capital Markets)		28,521	2,722,900
Citigroup, Inc. (Banks)		26,380	2,677,570
CME Group, Inc. (Capital Markets)		4,624	1,249,359
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	1,842	66,994
Fiserv, Inc. (Financial Services)	(a)	1,456	187,722
Huntington Bancshares, Inc. (Banks)		71,400	1,233,078
Interactive Brokers Group, Inc. Class A (Capital Markets)		5,951	409,488
Intercontinental Exchange, Inc. (Capital Markets)		10,739	1,809,307
JPMorgan Chase & Co. (Banks)		20,634	6,508,583
Klarna Group PLC (Financial Services)	(a)	1,337	49,001
Mastercard, Inc. Class A (Financial Services)		1,627	925,454
Miami International Holdings, Inc. (Capital Markets)	(a)	1,267	51,009
Morgan Stanley (Capital Markets)		19,981	3,176,180
Nasdaq, Inc. (Capital Markets)		11,936	1,055,739
OneMain Holdings, Inc. (Consumer Finance)		15,827	893,592
PNC Financial Services Group, Inc. / The (Banks)		6,285	1,262,845
Progressive Corp. / The (Insurance)		2,030	501,309
Remitly Global, Inc. (Financial Services)	(a)	14,063	229,227
S&P Global, Inc. (Capital Markets)		3,582	1,743,395
Travelers Cos., Inc. / The (Insurance)		7,141	1,993,910
Unum Group (Insurance)		7,197	559,783
Visa, Inc. (Financial Services)		800	273,104
			41,323,835
Health Care–12.8%
AbbVie, Inc. (Biotechnology)		6,744	1,561,506
Biogen, Inc. (Biotechnology)	(a)	6,787	950,723
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	6,886	372,946
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,661	747,943
Bristol-Myers Squibb Co. (Pharmaceuticals)		31,706	1,429,941
Cardinal Health, Inc. (Health Care Providers & Svs.)		11,944	1,874,730
Centene Corp. (Health Care Providers & Svs.)	(a)	16,050	572,664
Cigna Group / The (Health Care Providers & Svs.)		2,591	746,856
Danaher Corp. (Life Sciences Tools & Svs.)		1,278	253,376
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,864	378,273
Elevance Health, Inc. (Health Care Providers & Svs.)		1,049	338,953
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		4,308	323,531
Johnson & Johnson (Pharmaceuticals)		12,891	2,390,249

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Medtronic PLC (Health Care Equip. & Supplies)		31,986	$3,046,347
Merck & Co., Inc. (Pharmaceuticals)		2,480	208,146
Moderna, Inc. (Biotechnology)	(a)	12,266	316,831
Natera, Inc. (Biotechnology)	(a)	3,559	572,892
Pfizer, Inc. (Pharmaceuticals)		112,975	2,878,603
Regeneron Pharmaceuticals, Inc. (Biotechnology)		3,475	1,953,888
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3,037	1,473,006
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,157	2,126,012
			24,517,416
Industrials–14.2%
AMETEK, Inc. (Electrical Equip.)		6,295	1,183,460
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,494	651,059
Caterpillar, Inc. (Machinery)		2,974	1,419,044
Cintas Corp. (Commercial Svs. & Supplies)		9,525	1,955,102
Comfort Systems U.S.A., Inc. (Construction & Engineering)		791	652,717
Delta Air Lines, Inc. (Passenger Airlines)		12,076	685,313
FedEx Corp. (Air Freight & Logistics)		4,988	1,176,220
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		4,531	1,017,572
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	2,032	59,578
Flowserve Corp. (Machinery)		15,352	815,805
General Dynamics Corp. (Aerospace & Defense)		3,768	1,284,888
HEICO Corp. Class A (Aerospace & Defense)		2,465	626,332
Honeywell International, Inc. (Industrial Conglomerates)		9,869	2,077,424
Johnson Controls International PLC (Building Products)		3,072	337,766
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		13,754	543,421
Lockheed Martin Corp. (Aerospace & Defense)		2,391	1,193,611
MasTec, Inc. (Construction & Engineering)	(a)	5,244	1,115,976
Mueller Industries, Inc. (Machinery)		10,305	1,041,939
Northrop Grumman Corp. (Aerospace & Defense)		983	598,962
Owens Corning (Building Products)		3,041	430,180
Parker-Hannifin Corp. (Machinery)		3,051	2,313,116
RTX Corp. (Aerospace & Defense)		8,380	1,402,225
Trane Technologies PLC (Building Products)		2,554	1,077,686
Union Pacific Corp. (Ground Transportation)		8,850	2,091,874
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,451	622,382
Waste Management, Inc. (Commercial Svs. & Supplies)		3,099	684,352
Westinghouse Air Brake Technologies Corp. (Machinery)		1,247	249,986
			27,307,990
Information Technology–11.7%
Accenture PLC Class A (IT Svs.)		4,693	1,157,294
Adobe, Inc. (Software)	(a)	1,753	618,371
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,987	1,359,641
Analog Devices, Inc. (Semiconductors & Equip.)		2,494	612,776
Apple, Inc. (Tech. Hardware, Storage & Periph.)		5,034	1,281,807
Arista Networks, Inc. (Communications Equip.)	(a)	2,291	333,822
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Cisco Systems, Inc. (Communications Equip.)		11,689	$799,761
Elastic N.V. (Software)	(a)	7,443	628,859
Figma, Inc. Class A (Software)	(a)	892	46,268
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,771	914,245
HubSpot, Inc. (Software)	(a)	778	363,948
Intel Corp. (Semiconductors & Equip.)	(a)	38,681	1,297,748
International Business Machines Corp. (IT Svs.)		4,629	1,306,119
Intuit, Inc. (Software)		353	241,067
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,081	364,008
Lam Research Corp. (Semiconductors & Equip.)		10,044	1,344,892
Marvell Technology, Inc. (Semiconductors & Equip.)		9,308	782,524
Micron Technology, Inc. (Semiconductors & Equip.)		7,648	1,279,663
Microsoft Corp. (Software)		2,189	1,133,793
Motorola Solutions, Inc. (Communications Equip.)		3,629	1,659,505
NVIDIA Corp. (Semiconductors & Equip.)		4,707	878,232
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,704	246,280
QUALCOMM, Inc. (Semiconductors & Equip.)		9,641	1,603,877
Salesforce, Inc. (Software)		7,165	1,698,105
Texas Instruments, Inc. (Semiconductors & Equip.)		3,307	607,595
			22,560,200
Materials–2.9%
Corteva, Inc. (Chemicals)		23,677	1,601,276
Dow, Inc. (Chemicals)		7,430	170,370
DuPont de Nemours, Inc. (Chemicals)		7,435	579,186
Freeport-McMoRan, Inc. (Metals & Mining)		9,732	381,689
Huntsman Corp. (Chemicals)		31,420	282,152
Newmont Corp. (Metals & Mining)		10,874	916,787
Nucor Corp. (Metals & Mining)		5,294	716,966
Packaging Corp. of America (Containers & Packaging)		3,222	702,170
Scotts Miracle-Gro Co. / The (Chemicals)		3,904	222,333
			5,572,929
Real Estate–3.3%
CubeSmart (Specialized REITs)		10,710	435,469
Equinix, Inc. (Specialized REITs)		1,418	1,110,634
Kimco Realty Corp. (Retail REITs)		50,950	1,113,257
NNN REIT, Inc. (Retail REITs)		11,382	484,532
Simon Property Group, Inc. (Retail REITs)		12,495	2,344,937
Ventas, Inc. (Health Care REITs)		12,960	907,070
			6,395,899
Utilities–4.2%
Consolidated Edison, Inc. (Multi-Utilities)		12,715	1,278,112
Edison International (Electric Utilities)		21,335	1,179,399
Entergy Corp. (Electric Utilities)		24,060	2,242,151
NextEra Energy, Inc. (Electric Utilities)		12,581	949,740
NRG Energy, Inc. (Electric Utilities)		3,528	571,360
OGE Energy Corp. (Electric Utilities)		18,451	853,728
PG&E Corp. (Electric Utilities)		68,732	1,036,478
			8,110,968
Total Common Stocks (Cost $167,598,931)			$190,162,098
Total Investments – 99.0% (Cost $167,598,931)	(b)		$190,162,098
Other Assets in Excess of Liabilities – 1.0%	(c)		1,904,949
Net Assets – 100.0%			$192,067,047

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $161,141 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	7	December 19, 2025	$2,326,067	$2,358,563	$32,496	$5,455
Total Futures Contracts			$2,326,067	$2,358,563	$32,496	$5,455
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Corporate Bonds–97.7%		Rate	Maturity	Face Amount	Value
Communication Services–7.9%
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	$250,000	$248,986
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	198,657
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	525,000	519,944
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	124,166
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,000,000	959,567
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	236,104
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	335,330
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	177,812
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	400,000	261,942
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	875,000	564,327
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	97,541
Gray Media, Inc. (Media)	(a)	5.375%	11/15/2031	75,000	56,335
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	148,653
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	93,043
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	199,427
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	73,675
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	259,736
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	135,949
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	6.125%	09/15/2033	25,000	25,220
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	75,000	63,750
Sirius XM Radio LLC (Media)	(a)	3.125%	09/01/2026	225,000	221,895
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	193,255
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	325,000	304,821
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	317,199
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	225,000	218,569
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	476,325
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	396,792
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	310,866
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	259,388
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	25,000	25,120
Univision Communications, Inc. (Media)	(a)	9.375%	08/01/2032	75,000	79,925
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	300,000	282,852
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	200,000	195,910
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	185,433
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	376,499
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	452,359
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	450,000	359,244
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	119,217
					9,555,833
Consumer Discretionary–15.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	230,063
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	151,804
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,125,000	1,060,226
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	449,743
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	102,475
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	200,000	209,756
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.500%	02/15/2033	125,000	129,433
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	99,529
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	315,405
Asbury Automotive Group, Inc. (Specialty Retail)		4.750%	03/01/2030	25,000	24,348
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	240,058
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	550,000	593,264
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	200,000	202,607
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	273,422
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	192,801
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	286,871
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	154,291
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	152,998
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	275,000	270,864
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.125%	05/01/2029	250,000	250,000
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	250,000	253,732
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	131,494
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.750%	03/15/2030	75,000	76,574
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	02/15/2033	100,000	102,504
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	400,000	425,254
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	174,754
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	04/01/2030	200,000	199,820
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	128,107
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	05/15/2028	125,000	127,761
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	02/15/2030	200,000	206,602
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	09/15/2032	500,000	511,080
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	425,000	365,517
Forvia SE (Automobile Components)	(a)	6.750%	09/15/2033	250,000	253,640
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	100,000	93,549
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	159,007
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	125,000	127,879
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9.000%	02/15/2031	175,000	185,219
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	125,000	124,299

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	$200,000	$183,021
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.875%	03/15/2033	200,000	204,159
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	09/15/2033	125,000	126,669
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	301,131
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	8.000%, 8.750% PIK	11/15/2032	425,000	446,013
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	471,309
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	199,294
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	225,000	213,123
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	342,913
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	275,000	290,841
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	375,000	384,889
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	155,994
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	10/01/2033	50,000	50,085
Lithia Motors, Inc. (Specialty Retail)	(a)	5.500%	10/01/2030	225,000	224,719
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	74,416
MGM Resorts International (Hotels, Restaurants & Leisure)		6.125%	09/15/2029	100,000	101,780
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	305,638
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	325,000	315,933
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/01/2030	125,000	126,589
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	5.875%	01/15/2031	25,000	24,999
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.750%	02/01/2032	200,000	205,686
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	09/15/2033	25,000	25,129
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	281,001
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	375,000	380,478
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	10/15/2030	175,000	176,560
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	178,444
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	77,431
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	200,000	205,096
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	425,000	441,834
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	525,000	516,271
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	274,561
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	250,000	250,099
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	250,000	245,791
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	250,000	235,829
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	128,406
TopBuild Corp. (Household Durables)	(a)	5.625%	01/31/2034	275,000	274,000
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	375,000	374,228
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	325,000	325,195
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	275,000	268,453
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	350,000	376,721
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2033	150,000	152,322
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	74,535
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	97,162
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	200,000	200,751
					19,346,248
Consumer Staples–3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,978
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	142,148
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.250%	03/15/2033	75,000	76,702
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	600,000	619,639
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	174,626
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	190,230
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	245,649
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	475,000	455,553
Energizer Holdings, Inc. (Household Products)	(a)	6.000%	09/15/2033	300,000	293,407
Froneri Lux FinCo SARL (Food Products)	(a)	6.000%	08/01/2032	625,000	625,750
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	149,629
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	242,847
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	125,000	128,039
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	128,510
Post Holdings, Inc. (Food Products)	(a)	6.375%	03/01/2033	225,000	227,094
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	231,897
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	344,766
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	171,025
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	75,000	75,393
					4,622,882
Energy–10.7%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	10/01/2029	200,000	208,579
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	623,776
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	350,000	348,717

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	10/15/2033	$125,000	$124,446
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	226,305
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	500,023
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	375,000	375,519
Aris Water Holdings LLC (Energy Equip. & Svs.)	(a)	7.250%	04/01/2030	200,000	211,143
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	200,000	199,588
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	10/15/2032	200,000	204,093
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2033	100,000	101,666
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	225,000	233,310
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	225,000	236,624
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	10/01/2030	250,000	248,259
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	259,137
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	155,350
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	51,226
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	9.625%	06/15/2033	200,000	211,241
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	700,000	671,255
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	03/01/2032	275,000	285,292
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	499,183
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	96,306
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	300,000	289,930
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,112
EQT Corp. (Oil, Gas & Consumable Fuels)		7.500%	06/01/2027	175,000	178,406
EQT Corp. (Oil, Gas & Consumable Fuels)		4.750%	01/15/2031	375,000	374,235
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	424,520
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	103,134
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	96,924
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	175,000	176,265
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	300,000	311,300
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	6.500%	10/01/2033	125,000	127,272
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	302,871
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	100,000	100,470
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.375%	05/15/2027	39,000	39,589
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	52,000
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	116,414
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	375,000	383,473
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	175,000	181,499
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.250%	02/01/2033	75,000	76,399
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	200,000	201,074
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	230,286
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	122,266
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2033	250,000	260,954
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	125,000	124,957
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	176,141
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2034	475,000	470,233
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	75,219
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	275,000	269,100
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	200,000	199,955
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	350,000	360,963
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.250%	10/01/2033	125,000	125,478
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.500%	05/01/2033	300,000	331,503
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2034	200,000	210,532
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.750%	05/01/2035	300,000	338,613
					12,929,125
Financials–12.9%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	6.000%	08/01/2029	150,000	147,865
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	7.500%	11/06/2030	325,000	338,569
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	6.750%	07/01/2032	50,000	51,484
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	149,218
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	568,276
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	250,000	257,608
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	280,591
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	583,135
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. (Insurance)	(a)	7.500%	07/15/2033	325,000	332,685
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	225,000	235,438
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,130,141
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	600,000	622,830
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	600,000	636,536
Broadstreet Partners Group, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,346,068
CrossCountry Intermediate HoldCo LLC (Financial Services)	(a)	6.500%	10/01/2030	450,000	451,656
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	446,319
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	234,673
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	649,346
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	599,670
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	800,000	833,071
Inversion Escrow Issuer LLC (Capital Markets)	(a)	6.750%	08/01/2032	250,000	246,278
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	472,775

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	6.875%	10/01/2033	$475,000	$472,510
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	875,000	910,103
Rocket Cos., Inc. (Financial Services)	(a)	6.125%	08/01/2030	25,000	25,658
Rocket Cos., Inc. (Financial Services)	(a)	6.375%	08/01/2033	75,000	77,409
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	286,118
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	400,000	373,538
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	365,313
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	266,443
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	300,000	303,356
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (Financial Services)	(a)	6.750%	08/15/2032	75,000	77,542
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	200,000	199,928
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	224,874
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	221,907
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	850,000	891,377
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	203,457
UWM Holdings LLC (Financial Services)	(a)	6.250%	03/15/2031	200,000	199,047
					15,712,812
Health Care–8.4%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	700,000	717,536
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	525,000	516,677
Amneal Pharmaceuticals LLC (Pharmaceuticals)	(a)	6.875%	08/01/2032	200,000	206,842
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	325,000	319,689
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	250,000	237,741
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	4.875%	06/01/2028	300,000	268,500
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	175,000	169,862
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	100,000	79,500
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	108,800
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	250,000	226,161
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	9.750%	01/15/2034	250,000	256,125
Concentra Health Services, Inc. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	103,838
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	650,000	631,385
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	509,053
Insulet Corp. (Health Care Equip. & Supplies)	(a)	6.500%	04/01/2033	50,000	51,982
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	200,000	199,756
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	335,884
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.250%	06/01/2032	175,000	179,925
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	375,000	361,666
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,100,000	1,090,488
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	128,176
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	126,389
Opal Bidco SAS (Pharmaceuticals)	(a)	6.500%	03/31/2032	275,000	281,805
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	4.125%	04/30/2028	200,000	193,228
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	394,222
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	200,000	185,280
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	161,194
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	6.875%	11/15/2031	475,000	488,142
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	450,000	450,189
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	124,959
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	424,220
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	175,000	173,399
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	200,000	200,116
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	50,000	48,832
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	181,174
					10,132,735
Industrials–14.1%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	400,000	419,398
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	475,000	466,951
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.875%	06/15/2030	125,000	128,479
Amentum Holdings, Inc. (Professional Svs.)	(a)	7.250%	08/01/2032	475,000	493,224
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	50,000	50,022
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	175,669
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	275,000	269,475
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	205,820
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	234,033
CACI International, Inc. (Professional Svs.)	(a)	6.375%	06/15/2033	100,000	103,155
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	96,751
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	72,176
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	650,000	614,269
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	5.750%	10/15/2033	150,000	151,310
CP Atlas Buyer, Inc. (Building Products)	(a)	9.750%	07/15/2030	125,000	130,913
CP Atlas Buyer, Inc. (Building Products)	(a)(b)	12.750%, 12.750% PIK	01/15/2031	350,000	349,567
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	675,000	693,866
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	103,865
Enpro, Inc. (Machinery)	(a)	6.125%	06/01/2033	75,000	76,653
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	725,000	734,868
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	50,000	49,621
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	100,000	102,510
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	375,000	371,784

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	$250,000	$259,148
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	622,816
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	325,000	337,236
Goat Holdco LLC (Aerospace & Defense)	(a)	6.750%	02/01/2032	125,000	128,125
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.000%	06/15/2030	275,000	285,650
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2033	100,000	104,390
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	375,000	374,369
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	48,798
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	889,110
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	300,000	310,028
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	256,813
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	175,000	170,470
QXO Building Products, Inc. (Trading Companies & Distributors)	(a)	6.750%	04/30/2032	275,000	284,734
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	275,000	272,216
Science Applications International Corp. (Professional Svs.)	(a)	5.875%	11/01/2033	50,000	50,016
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	250,000	251,549
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	120,645
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	23,072
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	600,000	616,351
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	500,000	499,136
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	129,230
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	282,156
Standard Building Solutions, Inc. (Building Products)	(a)	6.250%	08/01/2033	250,000	253,346
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	203,904
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	100,000	97,997
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	153,360
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	350,000	344,830
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	650,000	673,488
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	489,034
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	05/31/2033	125,000	126,405
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	01/31/2034	50,000	51,421
TransDigm, Inc. (Aerospace & Defense)	(a)	6.750%	01/31/2034	100,000	103,396
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	199,389
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	75,372
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,301
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	138,957
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	150,000	155,973
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	300,000	310,521
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	253,250
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	231,656
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	125,000	129,903
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2033	100,000	103,663
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	550,000	548,366
					17,101,969
Information Technology–9.4%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	850,000	843,045
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	350,000	366,027
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	71,528
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	454,059
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	650,000	674,184
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	212,151
Cloud Software Group, Inc. (Software)	(a)	6.625%	08/15/2033	150,000	152,695
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	250,000	246,551
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	199,614
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	225,000	225,990
CoreWeave, Inc. (IT Svs.)	(a)	9.250%	06/01/2030	350,000	361,478
CoreWeave, Inc. (IT Svs.)	(a)	9.000%	02/01/2031	125,000	128,110
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	375,000	359,964
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	125,000	126,990
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	346,998
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	250,000	253,508
Fair Isaac Corp. (Software)	(a)	6.000%	05/15/2033	150,000	151,866
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	325,000	340,288
Gen Digital, Inc. (Software)	(a)	6.250%	04/01/2033	300,000	306,264
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	125,000	124,779
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	333,222
Kioxia Holdings Corp. (Semiconductors & Equip.)	(a)	6.625%	07/24/2033	250,000	257,008
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,250,000	1,159,489
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	175,000	172,385
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	182,073
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	330,838
Qnity Electronics, Inc. (Semiconductors & Equip.)	(a)	5.750%	08/15/2032	75,000	75,572
Qnity Electronics, Inc. (Semiconductors & Equip.)	(a)	6.250%	08/15/2033	75,000	76,589
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	231,935
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	632,996
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	158,790
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(a)	9.625%	12/01/2032	450,000	509,704
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	239,213
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	325,000	312,465

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	$400,000	$412,734
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	259,278
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	150,000	154,061
					11,444,441
Materials–8.6%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	193,173	4,829
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	717,275
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	76,000
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	156,933
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	165,796
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,478
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	127,956
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	225,000	204,400
Celanese U.S. Holdings LLC (Chemicals)		6.500%	04/15/2030	50,000	50,327
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	400,000	398,312
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	188,154
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	303,420
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.500%	09/15/2031	125,000	128,842
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	201,993
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	153,130
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.625%	01/15/2034	125,000	128,801
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	50,000	51,290
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	350,000	359,535
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.750%	04/15/2032	375,000	384,697
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	392,851
Crown Americas LLC (Containers & Packaging)	(a)	5.875%	06/01/2033	150,000	151,517
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	49,750
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	290,740
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	148,874
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	150,000	144,700
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	50,000	47,400
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	150,000	145,857
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	275,000	275,869
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	150,000	151,470
Maxam Prill SARL (Chemicals)	(a)	7.750%	07/15/2030	425,000	427,841
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	150,000	143,145
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	203,549
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	250,000	240,410
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	288,612
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	450,000	436,948
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.250%	02/15/2033	375,000	375,391
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	75,000	76,348
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.375%	03/01/2032	200,000	207,169
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.750%	03/01/2033	100,000	103,969
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	196,278
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	125,000	124,303
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	284,820
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	78,699
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	185,667
Solstice Advanced Materials, Inc. (Chemicals)	(a)	5.625%	09/30/2033	150,000	150,496
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	125,000	123,925
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.250%	07/15/2030	250,000	266,686
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	12.250%	01/15/2031	425,000	459,995
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	66,000	65,591
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	275,000	255,612
W.R. Grace Holdings LLC (Chemicals)	(a)	6.625%	08/15/2032	125,000	123,598
					10,445,248
Real Estate–2.0%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	450,000	463,739
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	200,000	204,003
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	325,000	312,160
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	150,000	144,164
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	210,989
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	335,276
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	175,000	179,916
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	06/15/2033	25,000	25,747
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	125,000	124,522
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	400,000	410,989
					2,411,505
Utilities–4.0%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	323,629
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	125,000	124,635
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	325,000	309,537
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	50,000	47,266
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	200,239
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	50,000	46,226

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	$95,000	$87,546
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	01/15/2034	25,000	24,975
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	225,000	230,646
NRG Energy, Inc. (Electric Utilities)	(a)	6.000%	01/15/2036	175,000	175,025
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	200,000	199,426
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	118,936
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	800,000	794,226
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	400,000	415,920
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	250,000	249,804
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	200,000	199,338
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	370,367
WBI Operating LLC (Water Utilities)	(a)	6.250%	10/15/2030	150,000	150,000
WBI Operating LLC (Water Utilities)	(a)	6.500%	10/15/2033	100,000	99,750
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	275,000	282,349
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.375%	01/15/2031	225,000	235,800
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.625%	03/15/2033	200,000	209,738
					4,895,378
Total Corporate Bonds (Cost $118,134,756)					$118,598,176

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(c)	527	$10,118
Total Common Stocks (Cost $357,285)			$10,118

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(c)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(c)	09/30/2028	77.10	638	—
Total Warrants (Cost $215)					$—
Total Investments – 97.7% (Cost $118,492,256)	(d)				$118,608,294
Other Assets in Excess of Liabilities – 2.3%					2,739,336
Net Assets – 100.0%					$121,347,630

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2025, the value of these securities totaled $110,265,195, or 90.9% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–99.5%		Shares	Value
Communication Services–15.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		34,532	$8,394,729
Alphabet, Inc. Class C (Interactive Media & Svs.)		32,238	7,851,565
Charter Communications, Inc. Class A (Media)	(a)	1,989	547,184
Comcast Corp. Class A (Media)		53,819	1,690,993
Electronic Arts, Inc. (Entertainment)		3,650	736,205
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,876	9,455,877
Netflix, Inc. (Entertainment)	(a)	6,207	7,441,696
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,691	695,247
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		16,440	3,935,407
Trade Desk, Inc. / The Class A (Media)	(a)	6,548	320,917
Warner Bros. Discovery, Inc. (Entertainment)	(a)	36,118	705,385
			41,775,205
Consumer Discretionary–13.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,264	760,575
Amazon.com, Inc. (Broadline Retail)	(a)	63,312	13,901,416
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		473	2,553,855
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,878	1,598,757
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,686	299,990
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,966	1,032,905
MercadoLibre, Inc. (Broadline Retail)	(a)	741	1,731,672
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	12,397	1,336,521
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	9,755	1,289,318
Ross Stores, Inc. (Specialty Retail)		4,772	727,205
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,603	1,404,614
Tesla, Inc. (Automobiles)	(a)	21,638	9,622,851
			36,259,679
Consumer Staples–4.6%
Coca-Cola Europacific Partners PLC (Beverages)		6,676	603,577
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,478	5,996,231
Keurig Dr Pepper, Inc. (Beverages)		19,762	504,129
Kraft Heinz Co. / The (Food Products)		17,389	452,810
Mondelez International, Inc. Class A (Food Products)		18,907	1,181,120
Monster Beverage Corp. (Beverages)	(a)	14,270	960,514
PepsiCo, Inc. (Beverages)		20,003	2,809,221
			12,507,602
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		14,386	700,886
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,219	603,739
			1,304,625
Financials–0.3%
PayPal Holdings, Inc. (Financial Services)	(a)	13,962	936,292
Health Care–4.2%
Amgen, Inc. (Biotechnology)		7,863	2,218,939
AstraZeneca PLC – ADR (Pharmaceuticals)		8,563	656,953
Biogen, Inc. (Biotechnology)	(a)	2,154	301,732
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	5,762	387,725
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6,639	498,589
Gilead Sciences, Inc. (Biotechnology)		18,124	2,011,764
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,167	745,585
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,236	2,341,696
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,521	855,213
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,745	1,466,692
			11,484,888
Common Stocks (Continued)		Shares	Value
Industrials–4.2%
Automatic Data Processing, Inc. (Professional Svs.)		5,920	$1,737,520
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,146	822,415
Cintas Corp. (Commercial Svs. & Supplies)		5,893	1,209,597
Copart, Inc. (Commercial Svs. & Supplies)	(a)	14,095	633,852
CSX Corp. (Ground Transportation)		27,243	967,399
Fastenal Co. (Trading Companies & Distributors)		16,758	821,812
Honeywell International, Inc. (Industrial Conglomerates)		9,277	1,952,809
Old Dominion Freight Line, Inc. (Ground Transportation)		3,052	429,661
PACCAR, Inc. (Machinery)		7,665	753,623
Paychex, Inc. (Professional Svs.)		5,244	664,729
Thomson Reuters Corp. (Professional Svs.)		6,584	1,022,693
Verisk Analytics, Inc. (Professional Svs.)		2,053	516,350
			11,532,460
Information Technology–54.4%
Adobe, Inc. (Software)	(a)	6,196	2,185,639
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	23,701	3,834,585
Analog Devices, Inc. (Semiconductors & Equip.)		7,185	1,765,355
Apple, Inc. (Tech. Hardware, Storage & Periph.)		88,102	22,433,412
Applied Materials, Inc. (Semiconductors & Equip.)		11,634	2,381,945
AppLovin Corp. Class A (Software)	(a)	4,493	3,228,400
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,007	283,970
ASML Holding N.V. (Semiconductors & Equip.)		1,237	1,197,527
Atlassian Corp. Class A (Software)	(a)	2,443	390,147
Autodesk, Inc. (Software)	(a)	3,127	993,354
Broadcom, Inc. (Semiconductors & Equip.)		46,181	15,235,574
Cadence Design Systems, Inc. (Software)	(a)	3,981	1,398,366
CDW Corp. (Electronic Equip., Instr. & Comp.)		1,896	301,995
Cisco Systems, Inc. (Communications Equip.)		57,848	3,957,960
Cognizant Technology Solutions Corp. Class A (IT Svs.)		7,101	476,264
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,666	1,797,733
Datadog, Inc. Class A (Software)	(a)	4,714	671,274
Fortinet, Inc. (Software)	(a)	11,193	941,107
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	8,154	292,239
Intel Corp. (Semiconductors & Equip.)	(a)	63,927	2,144,751
Intuit, Inc. (Software)		4,075	2,782,858
KLA Corp. (Semiconductors & Equip.)		1,927	2,078,462
Lam Research Corp. (Semiconductors & Equip.)		18,485	2,475,142
Marvell Technology, Inc. (Semiconductors & Equip.)		12,590	1,058,441
Microchip Technology, Inc. (Semiconductors & Equip.)		7,851	504,191
Micron Technology, Inc. (Semiconductors & Equip.)		16,345	2,734,845
Microsoft Corp. (Software)		44,128	22,856,098
NVIDIA Corp. (Semiconductors & Equip.)		144,258	26,915,658
NXP Semiconductors N.V. (Semiconductors & Equip.)		3,682	838,502
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	6,009	296,304
Palantir Technologies, Inc. Class A (Software)	(a)	33,218	6,059,628
Palo Alto Networks, Inc. (Software)	(a)	9,770	1,989,367
QUALCOMM, Inc. (Semiconductors & Equip.)		15,759	2,621,667
Roper Technologies, Inc. (Software)		1,571	783,442
Shopify, Inc. Class A (IT Svs.)	(a)	17,826	2,649,122
Strategy, Inc. (Software)	(a)	3,855	1,242,120
Synopsys, Inc. (Software)	(a)	2,703	1,333,633
Texas Instruments, Inc. (Semiconductors & Equip.)		13,278	2,439,567
Workday, Inc. Class A (Software)	(a)	3,168	762,633
Zscaler, Inc. (Software)	(a)	2,271	680,528
			149,013,805

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials–1.2%
Linde PLC (Chemicals)		6,851	$3,254,225
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,165	520,141
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)		7,811	878,738
Constellation Energy Corp. (Electric Utilities)		4,564	1,501,875
Exelon Corp. (Electric Utilities)		14,726	662,817
Xcel Energy, Inc. (Electric Utilities)		8,626	695,687
			3,739,117
Total Common Stocks (Cost $145,689,467)			$272,328,039

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/13/2025	$85,000	$84,592
Total U.S. Treasury Obligations (Cost $84,582)					$84,592
Total Investments – 99.5% (Cost $145,774,049)				(c)	$272,412,631
Other Assets in Excess of Liabilities – 0.5%				(b)	1,275,682
Net Assets – 100.0%					$273,688,313

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $67,624 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	5	December 19, 2025	$2,476,931	$2,490,175	$13,244	$6,400
Total Futures Contracts			$2,476,931	$2,490,175	$13,244	$6,400
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–100.3%		Shares	Value
Communication Services–10.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)		34,777	$8,454,289
Alphabet, Inc. Class C (Interactive Media & Svs.)		27,634	6,730,261
Comcast Corp. Class A (Media)		72,304	2,271,791
Fox Corp. Class B (Media)		807	46,233
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,248	10,463,446
Netflix, Inc. (Entertainment)	(a)	3,016	3,615,943
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,805	1,241,420
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		4,472	1,070,507
			33,893,890
Consumer Discretionary–10.9%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,246	1,001,229
Amazon.com, Inc. (Broadline Retail)	(a)	68,794	15,105,099
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		448	2,418,873
BorgWarner, Inc. (Automobile Components)		36,207	1,591,660
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	9,492	371,991
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,515	669,115
Garmin Ltd. (Household Durables)		1,864	458,954
Hasbro, Inc. (Leisure Products)		7,043	534,212
Home Depot, Inc. / The (Specialty Retail)		5,248	2,126,437
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,642	1,106,767
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,392	1,063,596
Tesla, Inc. (Automobiles)	(a)	13,185	5,863,633
TJX Cos., Inc. / The (Specialty Retail)		21,289	3,077,112
Toll Brothers, Inc. (Household Durables)		6,363	878,985
			36,267,663
Consumer Staples–4.6%
Coca-Cola Co. / The (Beverages)		7,731	512,720
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,841	3,555,345
Philip Morris International, Inc. (Tobacco)		12,858	2,085,568
Procter & Gamble Co. / The (Household Products)		18,964	2,913,818
Walmart, Inc. (Consumer Staples Distribution & Retail)		59,617	6,144,128
			15,211,579
Energy–2.4%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		82,833	2,904,125
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,573	966,606
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		36,295	1,027,511
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		11,158	450,560
Schlumberger N.V. (Energy Equip. & Svs.)		29,486	1,013,434
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,597	602,641
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		15,460	979,391
			7,944,268
Financials–13.7%
American Express Co. (Consumer Finance)		3,651	1,212,716
Bank of America Corp. (Banks)		104,449	5,388,524
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	8,860	4,454,276
Blackstone, Inc. (Capital Markets)		7,944	1,357,232
Charles Schwab Corp. / The (Capital Markets)		46,900	4,477,543
Common Stocks (Continued)		Shares	Value
Financials (continued)
Citigroup, Inc. (Banks)		12,718	$1,290,877
CME Group, Inc. (Capital Markets)		8,808	2,379,834
Huntington Bancshares, Inc. (Banks)		37,824	653,220
Intercontinental Exchange, Inc. (Capital Markets)		8,481	1,428,879
JPMorgan Chase & Co. (Banks)		16,564	5,224,783
Klarna Group PLC (Financial Services)	(a)	2,770	101,521
Mastercard, Inc. Class A (Financial Services)		5,251	2,986,821
Moody's Corp. (Capital Markets)		3,141	1,496,624
Morgan Stanley (Capital Markets)		30,390	4,830,794
Nasdaq, Inc. (Capital Markets)		8,742	773,230
Progressive Corp. / The (Insurance)		6,770	1,671,852
Travelers Cos., Inc. / The (Insurance)		10,578	2,953,589
Visa, Inc. (Financial Services)		8,246	2,815,019
			45,497,334
Health Care–9.2%
AbbVie, Inc. (Biotechnology)		11,311	2,618,949
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	17,535	1,711,942
Bristol-Myers Squibb Co. (Pharmaceuticals)		55,781	2,515,723
Cardinal Health, Inc. (Health Care Providers & Svs.)		20,100	3,154,896
Centene Corp. (Health Care Providers & Svs.)	(a)	13,212	471,404
Eli Lilly & Co. (Pharmaceuticals)		5,622	4,289,586
Gilead Sciences, Inc. (Biotechnology)		16,509	1,832,499
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,540	688,734
Johnson & Johnson (Pharmaceuticals)		8,845	1,640,040
Medtronic PLC (Health Care Equip. & Supplies)		28,220	2,687,673
Natera, Inc. (Biotechnology)	(a)	4,310	693,781
Pfizer, Inc. (Pharmaceuticals)		112,803	2,874,221
Regeneron Pharmaceuticals, Inc. (Biotechnology)		5,341	3,003,084
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		7,594	2,622,208
			30,804,740
Industrials–9.0%
AMETEK, Inc. (Electrical Equip.)		9,855	1,852,740
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,984	517,923
Cintas Corp. (Commercial Svs. & Supplies)		12,830	2,633,486
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,970	1,625,605
Delta Air Lines, Inc. (Passenger Airlines)		12,237	694,450
FedEx Corp. (Air Freight & Logistics)		11,618	2,739,641
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		2,741	615,574
Flowserve Corp. (Machinery)		18,843	1,001,317
General Dynamics Corp. (Aerospace & Defense)		1,403	478,423
General Electric Co. (Aerospace & Defense)		5,488	1,650,900
HEICO Corp. Class A (Aerospace & Defense)		1,916	486,836
Honeywell International, Inc. (Industrial Conglomerates)		9,398	1,978,279
Johnson Controls International PLC (Building Products)		3,453	379,657
Lockheed Martin Corp. (Aerospace & Defense)		2,350	1,173,144
MasTec, Inc. (Construction & Engineering)	(a)	5,063	1,077,457
Mueller Industries, Inc. (Machinery)		13,955	1,410,990
Parker-Hannifin Corp. (Machinery)		3,671	2,783,169
RTX Corp. (Aerospace & Defense)		6,161	1,030,920
Trane Technologies PLC (Building Products)		2,731	1,152,373
Uber Technologies, Inc. (Ground Transportation)	(a)	6,090	596,637
Union Pacific Corp. (Ground Transportation)		11,585	2,738,346
Waste Connections, Inc. (Commercial Svs. & Supplies)		3,111	546,914

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Waste Management, Inc. (Commercial Svs. & Supplies)		2,023	$446,739
Westinghouse Air Brake Technologies Corp. (Machinery)		2,035	407,956
			30,019,476
Information Technology–35.5%
Adobe, Inc. (Software)	(a)	5,453	1,923,546
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,570	577,590
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		24,426	3,022,718
Apple, Inc. (Tech. Hardware, Storage & Periph.)		97,550	24,839,156
Arista Networks, Inc. (Communications Equip.)	(a)	10,670	1,554,726
Broadcom, Inc. (Semiconductors & Equip.)		26,921	8,881,507
Elastic N.V. (Software)	(a)	7,162	605,117
Figma, Inc. Class A (Software)	(a)	1,855	96,219
HubSpot, Inc. (Software)	(a)	859	401,840
Intel Corp. (Semiconductors & Equip.)	(a)	17,716	594,372
Intuit, Inc. (Software)		2,978	2,033,706
Lam Research Corp. (Semiconductors & Equip.)		33,568	4,494,755
Micron Technology, Inc. (Semiconductors & Equip.)		4,442	743,235
Microsoft Corp. (Software)		50,743	26,282,337
Motorola Solutions, Inc. (Communications Equip.)		4,847	2,216,485
NVIDIA Corp. (Semiconductors & Equip.)		160,639	29,972,024
Oracle Corp. (Software)		4,318	1,214,394
Palantir Technologies, Inc. Class A (Software)	(a)	13,657	2,491,310
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		13,187	$2,193,789
Salesforce, Inc. (Software)		12,255	2,904,435
ServiceNow, Inc. (Software)	(a)	1,084	997,584
			118,040,845
Materials–1.2%
Corteva, Inc. (Chemicals)		31,756	2,147,658
DuPont de Nemours, Inc. (Chemicals)		9,291	723,769
Newmont Corp. (Metals & Mining)		15,440	1,301,747
			4,173,174
Real Estate–1.5%
CubeSmart (Specialized REITs)		10,287	418,269
Equinix, Inc. (Specialized REITs)		2,677	2,096,734
Simon Property Group, Inc. (Retail REITs)		12,946	2,429,576
			4,944,579
Utilities–2.1%
Consolidated Edison, Inc. (Multi-Utilities)		11,415	1,147,436
Edison International (Electric Utilities)		10,176	562,529
Entergy Corp. (Electric Utilities)		42,379	3,949,299
NRG Energy, Inc. (Electric Utilities)		3,106	503,017
PG&E Corp. (Electric Utilities)		53,999	814,305
			6,976,586
Total Common Stocks (Cost $233,774,388)			$333,774,134
Total Investments – 100.3% (Cost $233,774,388)	(b)		$333,774,134
Liabilities in Excess of Other Assets – (0.3)%	(c)		(930,680)
Net Assets – 100.0%			$332,843,454

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $125,564 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	6	December 19, 2025	$1,993,771	$2,021,625	$27,854	$4,193
Total Futures Contracts			$1,993,771	$2,021,625	$27,854	$4,193
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–2.5%
Cargurus, Inc. (Interactive Media & Svs.)	(a)	735	$27,364
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		2,382	91,350
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	24,943
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	10,194	233,137
fuboTV, Inc. (Interactive Media & Svs.)	(a)	6,371	26,440
Globalstar, Inc. (Diversified Telecom. Svs.)	(a)	1,757	63,937
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	2,240	19,242
Grindr, Inc. (Interactive Media & Svs.)	(a)	19,810	297,546
IDT Corp. Class B (Diversified Telecom. Svs.)		3,782	197,836
Integral Ad Science Holding Corp. (Media)	(a)	8,525	86,699
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	75,731	463,474
Magnite, Inc. (Media)	(a)	15,956	347,522
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	6,954	79,137
New York Times Co. / The Class A (Media)		2,111	121,171
NIQ Global Intelligence PLC (Media)	(a)	5,608	88,046
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	25,284	391,143
Reservoir Media, Inc. (Entertainment)	(a)	8,844	71,990
Roku, Inc. (Entertainment)	(a)	3,709	371,382
Shutterstock, Inc. (Interactive Media & Svs.)		6,014	125,392
Spok Holdings, Inc. (Wireless Telecom. Svs.)		6,040	104,190
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	31,714	133,833
			3,365,774
Consumer Discretionary–10.6%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	3,395	290,442
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	2,189	24,232
Adient PLC (Automobile Components)	(a)	8,009	192,857
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	3,380	522,041
American Axle & Manufacturing Holdings, Inc. (Automobile Components)	(a)	2,928	17,597
American Public Education, Inc. (Diversified Consumer Svs.)	(a)	462	18,235
Arhaus, Inc. (Specialty Retail)	(a)	2,798	29,743
AutoNation, Inc. (Specialty Retail)	(a)	255	55,786
Black Rock Coffee Bar, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,905	45,453
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,354	555,825
BorgWarner, Inc. (Automobile Components)		11,527	506,727
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	2,234	242,545
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	5,181	656,329
Build-A-Bear Workshop, Inc. (Specialty Retail)		1,063	69,318
Camping World Holdings, Inc. Class A (Specialty Retail)		12,171	192,180
Century Communities, Inc. (Household Durables)		3,626	229,780
Champion Homes, Inc. (Household Durables)	(a)	6,367	486,248
Coursera, Inc. (Diversified Consumer Svs.)	(a)	30,658	359,005
Dana, Inc. (Automobile Components)		934	18,717
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,363	280,700
Etsy, Inc. (Broadline Retail)	(a)	3,718	246,838
EVgo, Inc. (Specialty Retail)	(a)	7,681	36,331
Five Below, Inc. (Specialty Retail)	(a)	433	66,985
Fox Factory Holding Corp. (Automobile Components)	(a)	4,196	101,921
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	9,185	618,059
Garrett Motion, Inc. (Automobile Components)		6,179	84,158
Genius Sports Ltd. (Hotels, Restaurants & Leisure)	(a)	8,458	104,710
GigaCloud Technology, Inc. Class A (Distributors)	(a)	2,114	60,038
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	1,428	37,999
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Green Brick Partners, Inc. (Household Durables)	(a)	1,232	$90,996
Group 1 Automotive, Inc. (Specialty Retail)		1,357	593,701
Groupon, Inc. (Broadline Retail)	(a)	5,326	124,362
Hasbro, Inc. (Leisure Products)		6,598	500,458
Haverty Furniture Cos., Inc. (Specialty Retail)		2,773	60,812
Installed Building Products, Inc. (Household Durables)		1,376	339,404
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		1,471	117,342
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	7,632	240,713
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		2,180	50,794
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	20,592	568,339
Lithia Motors, Inc. (Specialty Retail)		596	188,336
M/I (Household Durables)	(a)	310	44,776
Modine Manufacturing Co. (Automobile Components)	(a)	3,201	455,054
Newell Brands, Inc. (Household Durables)		19,660	103,019
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	31,523	283,707
QuantumScape Corp. (Automobile Components)	(a)	4,510	55,563
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		114	35,746
RealReal, Inc. / The (Specialty Retail)	(a)	6,341	67,405
Revolve Group, Inc. (Specialty Retail)	(a)	2,891	61,578
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	28,972	593,347
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,033	377,529
Sonic Automotive, Inc. Class A (Specialty Retail)		4,724	359,449
Sonos, Inc. (Household Durables)	(a)	3,823	60,403
Standard Motor Products, Inc. (Automobile Components)		1,159	47,310
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,844	64,571
Stoneridge, Inc. (Automobile Components)	(a)	2,614	19,919
Stride, Inc. (Diversified Consumer Svs.)	(a)	5,213	776,424
Super Group SGHC Ltd. (Hotels, Restaurants & Leisure)		5,455	72,006
Target Hospitality Corp. (Hotels, Restaurants & Leisure)	(a)	1,603	13,594
ThredUp, Inc. Class A (Specialty Retail)	(a)	9,104	86,033
Toll Brothers, Inc. (Household Durables)		1,416	195,606
Udemy, Inc. (Diversified Consumer Svs.)	(a)	7,417	51,993
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	8,163	265,706
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,985	284,649
Victoria's Secret & Co. (Specialty Retail)	(a)	758	20,572
Warby Parker, Inc. Class A (Specialty Retail)	(a)	15,460	426,387
Wayfair, Inc. Class A (Specialty Retail)	(a)	2,006	179,196
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,009	55,127
			14,082,725
Consumer Staples–1.8%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,304	51,912
BellRing Brands, Inc. (Personal Care Products)	(a)	2,468	89,712
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	355	75,054
Cal-Maine Foods, Inc. (Food Products)		3,834	360,779
Central Garden & Pet Co. (Household Products)	(a)	1,090	35,589
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	605	35,290
Guardian Pharmacy Services, Inc. Class A (Consumer Staples Distribution & Retail)	(a)	3,761	98,651
Marzetti Company / The (Food Products)		1,491	257,630

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
National Beverage Corp. (Beverages)	(a)	703	$25,955
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)		433	17,320
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		1,643	199,115
Primo Brands Corp. (Beverages)		9,200	203,320
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	4,416	480,461
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,044	152,135
Vita Coco Co., Inc. / The (Beverages)	(a)	3,642	154,676
Vital Farms, Inc. (Food Products)	(a)	3,623	149,086
			2,386,685
Energy–2.1%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	6,225	208,911
Archrock, Inc. (Energy Equip. & Svs.)		9,655	254,023
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		2,342	27,800
Aris Water Solutions, Inc. Class A (Energy Equip. & Svs.)		3,858	95,138
Borr Drilling Ltd. (Energy Equip. & Svs.)		17,670	47,532
Centrus Energy Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	1,063	329,604
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	27,444
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		4,977	160,608
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	20,445	506,627
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	936	33,153
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	3,834	117,397
SM Energy Co. (Oil, Gas & Consumable Fuels)		14,858	371,004
Smart Sand, Inc. (Energy Equip. & Svs.)		47,289	101,199
Solaris Energy Infrastructure, Inc. (Energy Equip. & Svs.)		599	23,942
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	34,414	459,083
			2,763,465
Financials–8.9%
Acadian Asset Management, Inc. (Capital Markets)		9,157	441,001
Accelerant Holdings Class A (Insurance)	(a)	5,841	86,972
Affirm Holdings, Inc. (Financial Services)	(a)	1,303	95,223
Axos Financial, Inc. (Banks)	(a)	559	47,319
Bank7 Corp. (Banks)		2,640	122,153
BGC Group, Inc. Class A (Capital Markets)		31,791	300,743
Bullish (Capital Markets)	(a)	3,090	196,555
Community West Bancshares (Banks)		5,611	116,933
Crawford & Co. Class A (Insurance)		15,036	160,885
Dave, Inc. (Consumer Finance)	(a)	489	97,482
Donegal Group, Inc. Class A (Insurance)		4,560	88,418
Enova International, Inc. (Consumer Finance)	(a)	4,970	571,997
EVERTEC, Inc. (Financial Services)		5,790	195,586
Figure Technology Solutions, Inc. Class A (Consumer Finance)	(a)	1,673	60,847
First Business Financial Services, Inc. (Banks)		4,159	213,190
First Financial Corp. (Banks)		845	47,692
First Horizon Corp. (Banks)		17,667	399,451
First Internet Bancorp (Banks)		2,267	50,849
First Mid Bancshares, Inc. (Banks)		1,533	58,070
FirstCash Holdings, Inc. (Consumer Finance)		726	115,013
GCM Grosvenor, Inc. Class A (Capital Markets)		19,390	234,037
Greene County Bancorp, Inc. (Banks)		4,535	102,491
Hamilton Lane, Inc. Class A (Capital Markets)		283	38,146
HCI Group, Inc. (Insurance)		288	55,276
Heritage Insurance Holdings, Inc. (Insurance)	(a)	3,588	90,346
Horizon Bancorp, Inc. (Banks)		2,954	47,294
Houlihan Lokey, Inc. (Capital Markets)		1,729	354,998
Independent Bank Corp. (Banks)		1,335	41,352
Investar Holding Corp. (Banks)		1,475	34,235
Common Stocks (Continued)		Shares	Value
Financials (continued)
Kearny Financial Corp. (Banks)		7,409	$48,677
Lemonade, Inc. (Insurance)	(a)	4,784	256,088
LendingTree, Inc. (Consumer Finance)	(a)	627	40,586
Live Oak Bancshares, Inc. (Banks)		2,298	80,936
MarketAxess Holdings, Inc. (Capital Markets)		1,584	276,012
Mercury General Corp. (Insurance)		1,034	87,663
Miami International Holdings, Inc. (Capital Markets)	(a)	1,135	45,695
Moelis & Co. Class A (Capital Markets)		6,696	477,559
MVB Financial Corp. (Banks)		2,032	50,922
NMI Holdings, Inc. (Financial Services)	(a)	16,571	635,332
Northeast Community Bancorp, Inc. (Banks)		1,224	25,178
Northfield Bancorp, Inc. (Banks)		8,633	101,869
Orange County Bancorp, Inc. (Banks)		15,854	399,679
Oscar Health, Inc. Class A (Insurance)	(a)	15,457	292,601
Pagseguro Digital Ltd. Class A (Financial Services)		22,564	225,640
Palomar Holdings, Inc. (Insurance)	(a)	3,831	447,269
Park National Corp. (Banks)		1,065	173,094
Pinnacle Financial Partners, Inc. (Banks)		7,283	683,073
PJT Partners, Inc. Class A (Capital Markets)		1,665	295,920
Plumas Bancorp (Banks)		338	14,581
PRA Group, Inc. (Consumer Finance)	(a)	6,130	94,647
Princeton Bancorp, Inc. (Banks)		31	987
Remitly Global, Inc. (Financial Services)	(a)	28,762	468,821
Root, Inc. Class A (Insurance)	(a)	778	69,639
Sezzle, Inc. (Financial Services)	(a)	364	28,949
Silvercrest Asset Management Group, Inc. Class A (Capital Markets)		1,037	16,333
Southern Missouri Bancorp, Inc. (Banks)		261	13,718
Stewart Information Services Corp. (Insurance)		2,601	190,705
StoneCo Ltd. Class A (Financial Services)	(a)	14,566	275,443
Synovus Financial Corp. (Banks)		4,843	237,694
Tiptree, Inc. (Insurance)		7,309	140,114
Unity Bancorp, Inc. (Banks)		1,054	51,509
Universal Insurance Holdings, Inc. (Insurance)		7,134	187,624
Upstart Holdings, Inc. (Consumer Finance)	(a)	8,701	442,011
USCB Financial Holdings, Inc. (Banks)		3,825	66,746
Velocity Financial, Inc. (Financial Services)	(a)	4,514	81,884
Virtu Financial, Inc. Class A (Capital Markets)		10,839	384,785
			11,874,537
Health Care–23.2%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	13,293	283,673
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	39,036	65,190
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	13,286	198,759
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	139	16,401
ADMA Biologics, Inc. (Biotechnology)	(a)	15,542	227,846
agilon health, Inc. (Health Care Providers & Svs.)	(a)	31,549	32,495
Akero Therapeutics, Inc. (Biotechnology)	(a)	4,229	200,793
Alector, Inc. (Biotechnology)	(a)	22,360	66,186
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	17,136	299,023
Alkermes PLC (Biotechnology)	(a)	15,758	472,740
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,232	177,853
Altimmune, Inc. (Biotechnology)	(a)	3,555	13,402
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	2,363
Amarin Corp. PLC – ADR (Biotechnology)	(a)	855	14,005
Amicus Therapeutics, Inc. (Biotechnology)	(a)	27,852	219,474
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	20,615	206,356
Amylyx Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,876	188,575
AnaptysBio, Inc. (Biotechnology)	(a)	707	21,648
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,096	24,802
Arcellx, Inc. (Biotechnology)	(a)	1,576	129,390
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,073	68,993
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	3,931	74,099
Ardelyx, Inc. (Biotechnology)	(a)	44,665	246,104

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	13,851	$477,721
Arvinas, Inc. (Pharmaceuticals)	(a)	10,862	92,544
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	561	15,904
Astria Therapeutics, Inc. (Biotechnology)	(a)	4,628	33,692
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	3,437	121,154
Aveanna Healthcare Holdings, Inc. (Health Care Providers & Svs.)	(a)	16,600	147,242
Avidity Biosciences, Inc. (Biotechnology)	(a)	6,733	293,357
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	4,511	547,861
Beam Therapeutics, Inc. (Biotechnology)	(a)	6,337	153,799
Beyondspring, Inc. (Biotechnology)	(a)	5,417	9,805
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	35,684	270,842
Biohaven Ltd. (Biotechnology)	(a)	5,729	85,992
Bridgebio Pharma, Inc. (Biotechnology)	(a)	16,678	866,255
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,426	308,193
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	3,711	84,499
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	12,832	252,790
Celcuity, Inc. (Biotechnology)	(a)	359	17,735
Celldex Therapeutics, Inc. (Biotechnology)	(a)	5,359	138,637
Cerus Corp. (Health Care Equip. & Supplies)	(a)	208,896	332,145
CG oncology, Inc. (Biotechnology)	(a)	1,239	49,907
ClearPoint Neuro, Inc. (Health Care Equip. & Supplies)	(a)	4,918	107,163
Coherus Oncology, Inc. (Biotechnology)	(a)	29,534	48,436
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	5,481	191,780
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		12,471	261,018
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	3,952	328,451
CorVel Corp. (Health Care Providers & Svs.)	(a)	3,701	286,531
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	13,858	102,133
Crinetics Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,727	196,880
CryoPort, Inc. (Life Sciences Tools & Svs.)	(a)	10,961	103,910
Cytokinetics, Inc. (Biotechnology)	(a)	1,201	66,007
Day One Biopharmaceuticals, Inc. (Biotechnology)	(a)	20,699	145,928
Disc Medicine, Inc. (Biotechnology)	(a)	269	17,776
Doximity, Inc. Class A (Health Care Technology)	(a)	4,384	320,690
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	6,575	106,646
Editas Medicine, Inc. (Biotechnology)	(a)	5,646	19,592
Electromed, Inc. (Health Care Equip. & Supplies)	(a)	625	15,344
Encompass Health Corp. (Health Care Providers & Svs.)		1,665	211,488
Ensign Group, Inc. / The (Health Care Providers & Svs.)		2,655	458,704
Evolent Health, Inc. Class A (Health Care Technology)	(a)	2,936	24,839
Exelixis, Inc. (Biotechnology)	(a)	3,510	144,963
EyePoint Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,929	98,669
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	44,627
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	4,511	101,949
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	1,762	189,838
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	1,481	120,776
Gossamer Bio, Inc. (Biotechnology)	(a)	23,232	61,100
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	14,343	896,151
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	2,737	133,401
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	138,654
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Harrow, Inc. (Pharmaceuticals)	(a)	2,629	$126,665
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	6,689	633,917
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	18,389	1,043,024
Hinge Health, Inc. Class A (Health Care Providers & Svs.)	(a)	2,129	104,491
Ideaya Biosciences, Inc. (Biotechnology)	(a)	5,994	163,097
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	9,519	98,617
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	2,219	145,167
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	27,255	59,143
iRadimed Corp. (Health Care Equip. & Supplies)		2,665	189,641
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,011	689,852
Krystal Biotech, Inc. (Biotechnology)	(a)	1,718	303,279
Kura Oncology, Inc. (Biotechnology)	(a)	17,366	153,689
Kymera Therapeutics, Inc. (Biotechnology)	(a)	3,396	192,214
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,880	147,715
LifeStance Health Group, Inc. (Health Care Providers & Svs.)	(a)	44,663	245,646
Liquidia Corp. (Pharmaceuticals)	(a)	3,621	82,342
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,702	780,639
MannKind Corp. (Biotechnology)	(a)	52,334	281,034
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	31,931	50,451
MeiraGTx Holdings PLC (Biotechnology)	(a)	2,575	21,192
MiMedx Group, Inc. (Biotechnology)	(a)	30,667	214,056
Mineralys Therapeutics, Inc. (Biotechnology)	(a)	4,948	187,628
MiNK Therapeutics, Inc. (Biotechnology)	(a)	95	1,330
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	5,715	418,967
Moderna, Inc. (Biotechnology)	(a)	4,976	128,530
Natera, Inc. (Biotechnology)	(a)	811	130,547
NeuroPace, Inc. (Health Care Equip. & Supplies)	(a)	16,156	166,568
Niagen Bioscience, Inc. (Life Sciences Tools & Svs.)	(a)	3,480	32,468
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	27,925	360,791
Nurix Therapeutics, Inc. (Biotechnology)	(a)	2,510	23,192
Nuvalent, Inc. Class A (Biotechnology)	(a)	2,255	195,012
Nuvation Bio, Inc. (Pharmaceuticals)	(a)	25,738	95,231
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	15,762	184,258
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	1,980	60,291
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	12,994	360,713
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	873	22,497
PACS Group, Inc. (Health Care Providers & Svs.)	(a)	7,204	98,911
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	1,857	31,105
Pennant Group, Inc. / The (Health Care Providers & Svs.)	(a)	1,801	45,421
Phibro Animal Health Corp. Class A (Pharmaceuticals)		3,482	140,882
Phreesia, Inc. (Health Care Technology)	(a)	16,956	398,805
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	2,348	124,444
Precigen, Inc. (Biotechnology)	(a)	4,291	14,117
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	34,225	852,202
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	2,996	106,927
Progyny, Inc. (Health Care Providers & Svs.)	(a)	24,964	537,225
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	3,284	218,156
Prothena Corp. PLC (Biotechnology)	(a)	8,334	81,340
PTC Therapeutics, Inc. (Biotechnology)	(a)	6,534	400,992
RadNet, Inc. (Health Care Providers & Svs.)	(a)	1,696	129,252
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	24,634	120,214
REGENXBIO, Inc. (Biotechnology)	(a)	14,450	139,442

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Rezolute, Inc. (Biotechnology)	(a)	5,287	$49,698
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	4,727	477,380
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	1,819	51,532
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	4,853	93,517
Scholar Rock Holding Corp. (Biotechnology)	(a)	3,806	141,735
Schrodinger, Inc. (Health Care Technology)	(a)	12,787	256,507
Select Medical Holdings Corp. (Health Care Providers & Svs.)		7,818	100,383
SI-BONE, Inc. (Health Care Equip. & Supplies)	(a)	5,060	74,483
Soleno Therapeutics, Inc. (Biotechnology)	(a)	5,173	349,695
Solid Biosciences, Inc. (Biotechnology)	(a)	2,881	17,776
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	158
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	16,428	252,745
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	13,303	161,498
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	8,435	501,292
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	1,024	82,647
TG Therapeutics, Inc. (Biotechnology)	(a)	17,010	614,486
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	8,903	129,984
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	4,406	494,353
Travere Therapeutics, Inc. (Biotechnology)	(a)	7,283	174,064
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	9,331	62,611
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	29,778	272,469
Twist Bioscience Corp. (Biotechnology)	(a)	10,427	293,416
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	4,919	147,964
UroGen Pharma Ltd. (Biotechnology)	(a)	4,803	95,820
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	21,959	109,575
Varex Imaging Corp. (Health Care Equip. & Supplies)	(a)	5,139	63,724
Vera Therapeutics, Inc. (Biotechnology)	(a)	1,805	52,453
Veracyte, Inc. (Biotechnology)	(a)	11,660	400,288
Vericel Corp. (Biotechnology)	(a)	625	19,669
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	44,363	301,225
Viking Therapeutics, Inc. (Biotechnology)	(a)	4,970	130,612
Voyager Therapeutics, Inc. (Biotechnology)	(a)	12,240	57,161
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	4,819	35,275
Waystar Holding Corp. (Health Care Technology)	(a)	5,160	195,667
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	3,434	137,875
Xeris Biopharma Holdings, Inc. (Pharmaceuticals)	(a)	15,883	129,288
Zymeworks, Inc. (Biotechnology)	(a)	14,417	246,242
			30,802,284
Industrials–21.7%
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	12,462	123,498
AeroVironment, Inc. (Aerospace & Defense)	(a)	2,978	937,742
Air Lease Corp. (Trading Companies & Distributors)		4,365	277,832
American Superconductor Corp. (Electrical Equip.)	(a)	4,008	238,035
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	50,860	487,239
Argan, Inc. (Construction & Engineering)		1,434	387,252
Armstrong World Industries, Inc. (Building Products)		853	167,196
ATI, Inc. (Aerospace & Defense)	(a)	1,999	162,599
Atmus Filtration Technologies, Inc. (Machinery)		3,805	171,567
AZZ, Inc. (Building Products)		2,369	258,529
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	20,211	1,709,244
Blue Bird Corp. (Machinery)	(a)	3,561	204,936
Boise Cascade Co. (Trading Companies & Distributors)		3,645	281,831
Brookfield Business Corp. Class A (Industrial Conglomerates)		2,481	83,188
Common Stocks (Continued)		Shares	Value
Industrials (continued)
CACI International, Inc. Class A (Professional Svs.)	(a)	634	$316,226
CECO Environmental Corp. (Commercial Svs. & Supplies)	(a)	783	40,090
Centuri Holdings, Inc. (Construction & Engineering)	(a)	2,689	56,926
Chart Industries, Inc. (Machinery)	(a)	3,443	689,116
Comfort Systems U.S.A., Inc. (Construction & Engineering)		978	807,026
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	4,765	605,155
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	4,007	81,542
Covenant Logistics Group, Inc. (Ground Transportation)		1,366	29,588
CRA International, Inc. (Professional Svs.)		224	46,711
CSG Systems International, Inc. (Professional Svs.)		267	17,189
DNOW, Inc. (Trading Companies & Distributors)	(a)	9,744	148,596
Douglas Dynamics, Inc. (Machinery)		750	23,445
Ducommun, Inc. (Aerospace & Defense)	(a)	1,465	140,830
Dycom Industries, Inc. (Construction & Engineering)	(a)	4,023	1,173,750
Energy Recovery, Inc. (Machinery)	(a)	3,197	49,298
Enovix Corp. (Electrical Equip.)	(a)	6,242	62,233
ESCO Technologies, Inc. (Machinery)		2,781	587,097
EVI Industries, Inc. (Trading Companies & Distributors)		696	22,001
ExlService Holdings, Inc. (Professional Svs.)	(a)	30,262	1,332,436
Exponent, Inc. (Professional Svs.)		973	67,604
Federal Signal Corp. (Machinery)		5,360	637,786
Firefly Aerospace, Inc. (Aerospace & Defense)	(a)	1,828	53,597
Flowserve Corp. (Machinery)		6,157	327,183
Franklin Covey Co. (Professional Svs.)	(a)	5,750	111,607
Franklin Electric Co., Inc. (Machinery)		2,310	219,912
FTAI Aviation Ltd. (Trading Companies & Distributors)		802	133,822
Genpact Ltd. (Professional Svs.)		13,559	567,986
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	19,286	395,170
Gibraltar Industries, Inc. (Building Products)	(a)	5,243	329,260
Global Industrial Co. (Trading Companies & Distributors)		2,412	88,448
Graham Corp. (Machinery)	(a)	1,448	79,495
Herc Holdings, Inc. (Trading Companies & Distributors)		1,731	201,938
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		320	92,131
IBEX Holdings Ltd. (Professional Svs.)	(a)	6,280	254,466
IES Holdings, Inc. (Construction & Engineering)	(a)	107	42,549
Innodata, Inc. (Professional Svs.)	(a)	2,615	201,538
Interface, Inc. (Commercial Svs. & Supplies)		1,032	29,866
Joby Aviation, Inc. (Passenger Airlines)	(a)	41,585	671,182
Kadant, Inc. (Machinery)		77	22,914
Karat Packaging, Inc. (Trading Companies & Distributors)		5,979	150,731
KBR, Inc. (Professional Svs.)		1,552	73,394
Kforce, Inc. (Professional Svs.)		1,770	53,065
Korn Ferry (Professional Svs.)		4,109	287,548
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	16,355	1,494,356
Legalzoom.com, Inc. (Professional Svs.)	(a)	31,130	323,129
Leonardo DRS, Inc. (Aerospace & Defense)		5,987	271,810
Liquidity Services, Inc. (Commercial Svs. & Supplies)	(a)	1,446	39,664
Lyft, Inc. Class A (Ground Transportation)	(a)	11,439	251,772
MasTec, Inc. (Construction & Engineering)	(a)	3,581	762,073
Maximus, Inc. (Professional Svs.)		3,773	344,739
McGrath RentCorp (Trading Companies & Distributors)		1,730	202,929
Mercury Systems, Inc. (Aerospace & Defense)	(a)	474	36,688

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	2,502	$68,705
Moog, Inc. Class A (Aerospace & Defense)		2,812	583,968
Mueller Industries, Inc. (Machinery)		5,733	579,664
MYR Group, Inc. (Construction & Engineering)	(a)	249	51,799
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	11,622	859,912
NuScale Power Corp. (Electrical Equip.)	(a)	11,583	416,988
Owens Corning (Building Products)		384	54,321
Planet Labs PBC (Professional Svs.)	(a)	24,506	318,088
Powell Industries, Inc. (Electrical Equip.)		179	54,561
Primoris Services Corp. (Construction & Engineering)		6,423	882,071
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	60,363
Resideo Technologies, Inc. (Building Products)	(a)	2,542	109,764
Resources Connection, Inc. (Professional Svs.)		4,757	24,023
REV Group, Inc. (Machinery)		2,436	138,048
SkyWest, Inc. (Passenger Airlines)	(a)	607	61,076
SPX Technologies, Inc. (Machinery)	(a)	3,997	746,560
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,285	776,169
TriNet Group, Inc. (Professional Svs.)		2,534	169,499
Tutor Perini Corp. (Construction & Engineering)	(a)	2,903	190,408
Upwork, Inc. (Professional Svs.)	(a)	20,461	379,961
Verra Mobility Corp. (Professional Svs.)	(a)	9,930	245,271
Vicor Corp. (Electrical Equip.)	(a)	4,364	216,978
VSE Corp. (Aerospace & Defense)		111	18,453
Willdan Group, Inc. (Professional Svs.)	(a)	2,165	209,334
WNS Holdings Ltd. (Professional Svs.)	(a)	1,135	86,566
Worthington Enterprises, Inc. (Machinery)		4,053	224,901
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	5,172	281,719
Zurn Elkay Water Solutions Corp. (Building Products)		8,656	407,092
			28,756,557
Information Technology–23.0%
8x8, Inc. (Software)	(a)	13,109	27,791
A10 Networks, Inc. (Software)		3,144	57,064
ACI Worldwide, Inc. (Software)	(a)	13,127	692,712
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	14,006	131,376
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		3,649	620,841
Alarm.com Holdings, Inc. (Software)	(a)	14,504	769,872
Ambarella, Inc. (Semiconductors & Equip.)	(a)	6,976	575,660
Amplitude, Inc. Class A (Software)	(a)	30,716	329,276
Appian Corp. Class A (Software)	(a)	5,135	156,977
Applied Digital Corp. (IT Svs.)	(a)	8,097	185,745
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	4,052	105,068
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,856	217,909
Arteris, Inc. (Software)	(a)	5,050	51,005
Asana, Inc. Class A (Software)	(a)	13,078	174,722
Aurora Innovation, Inc. (Software)	(a)	29,161	157,178
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,850	508,953
Blend Labs, Inc. Class A (Software)	(a)	11,594	42,318
Box, Inc. Class A (Software)	(a)	22,627	730,173
Braze, Inc. Class A (Software)	(a)	5,922	168,422
C3.AI, Inc. Class A (Software)	(a)	9,080	157,447
Calix, Inc. (Communications Equip.)	(a)	17,072	1,047,709
Ciena Corp. (Communications Equip.)	(a)	1,786	260,167
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	34,871	628,375
Cognex Corp. (Electronic Equip., Instr. & Comp.)		3,339	151,257
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,229	132,388
CommScope Holding Co., Inc. (Communications Equip.)	(a)	15,558	240,838
Commvault Systems, Inc. (Software)	(a)	3,056	576,912
Confluent, Inc. Class A (Software)	(a)	17,378	344,084
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Core Scientific, Inc. (Software)	(a)	9,740	$174,736
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	15,628	2,275,593
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,064	82,436
Digital Turbine, Inc. (Software)	(a)	8,565	54,816
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	3,974	135,752
Domo, Inc. Class B (Software)	(a)	8,495	134,561
D-Wave Quantum, Inc. (Software)	(a)	23,137	571,715
Elastic N.V. (Software)	(a)	5,753	486,071
EPAM Systems, Inc. (IT Svs.)	(a)	696	104,950
Evolv Technologies Holdings, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,845	36,580
Extreme Networks, Inc. (Communications Equip.)	(a)	13,085	270,205
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,528	1,286,379
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	506	29,333
Freshworks, Inc. Class A (Software)	(a)	28,761	338,517
Gitlab, Inc. Class A (Software)	(a)	2,301	103,729
Grid Dynamics Holdings, Inc. (IT Svs.)	(a)	6,445	49,691
Harmonic, Inc. (Communications Equip.)	(a)	19,556	199,080
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,458	444,283
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,426	161,723
InterDigital, Inc. (Software)		2,666	920,383
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	22,458	1,381,167
Jamf Holding Corp. (Software)	(a)	1,476	15,793
JFrog Ltd. (Software)	(a)	2,697	127,649
Kaltura, Inc. (Software)	(a)	23,954	34,494
Klaviyo, Inc. Class A (Software)	(a)	747	20,684
Life360, Inc. (Software)	(a)	226	24,024
LiveRamp Holdings, Inc. (Software)	(a)	16,922	459,263
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,581	582,665
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	12,876	207,046
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		13,741	103,745
Mirion Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,754	319,918
Netskope, Inc. Class A (Software)	(a)	3,515	79,896
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,298	216,240
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	383	38,357
Ooma, Inc. (Software)	(a)	12,118	145,295
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,648	410,748
Ouster, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,694	208,123
Pagaya Technologies Ltd. Class A (Software)	(a)	5,036	149,519
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,398	86,662
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,889	562,699
Porch Group, Inc. (Software)	(a)	6,399	107,375
PROS Holdings, Inc. (Software)	(a)	16,673	381,978
Q2 Holdings, Inc. (Software)	(a)	5,704	412,913
Qorvo, Inc. (Semiconductors & Equip.)	(a)	582	53,009
Qualys, Inc. (Software)	(a)	4,323	572,063
Quantum Computing, Inc. (Tech. Hardware, Storage & Periph.)	(a)	6,231	114,713
Rambus, Inc. (Semiconductors & Equip.)	(a)	12,192	1,270,406
Red Violet, Inc. (Software)		1,350	70,538
Rezolve AI PLC (Software)	(a)	2,798	13,934
Rigetti Computing, Inc. (Semiconductors & Equip.)	(a)	21,742	647,694
Rubrik, Inc. Class A (Software)	(a)	338	27,801
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	739	85,066
ScanSource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,157	50,896
SEMrush Holdings, Inc. Class A (Software)	(a)	14,556	103,056
Semtech Corp. (Semiconductors & Equip.)	(a)	4,943	353,177
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	3,037	398,242
SiTime Corp. (Semiconductors & Equip.)	(a)	2,708	815,947
SoundHound AI, Inc. Class A (Software)	(a)	24,541	394,619
SoundThinking, Inc. (Software)	(a)	4,002	48,264

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Sprout Social, Inc. Class A (Software)	(a)	12,036	$155,505
Tenable Holdings, Inc. (Software)	(a)	14,495	422,674
Terawulf, Inc. (Software)	(a)	18,206	207,913
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,512	259,891
Varonis Systems, Inc. (Software)	(a)	6,903	396,715
Via Transportation, Inc. Class A (Software)	(a)	1,195	57,456
Viant Technology, Inc. Class A (Software)	(a)	1,646	14,205
Viasat, Inc. (Communications Equip.)	(a)	1,401	41,049
Workiva, Inc. (Software)	(a)	3,942	339,327
Zeta Global Holdings Corp. Class A (Software)	(a)	25,713	510,917
			30,604,102
Materials–3.1%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	1,131	185,586
Balchem Corp. (Chemicals)		2,992	448,980
Century Aluminum Co. (Metals & Mining)	(a)	14,881	436,906
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	13,477	164,419
Coeur Mining, Inc. (Metals & Mining)	(a)	30,510	572,368
Constellium SE (Metals & Mining)	(a)	23,586	350,960
Contango ORE, Inc. (Metals & Mining)	(a)	1,321	32,933
Idaho Strategic Resources, Inc. (Metals & Mining)	(a)	1,000	33,790
Ingevity Corp. (Chemicals)	(a)	701	38,688
Ivanhoe Electric, Inc. (Metals & Mining)	(a)	3,117	39,118
Kaiser Aluminum Corp. (Metals & Mining)		3,768	290,739
Materion Corp. (Metals & Mining)		1,081	130,596
Mativ Holdings, Inc. (Chemicals)		11,008	124,500
Myers Industries, Inc. (Containers & Packaging)		3,967	67,201
Novagold Resources, Inc. (Metals & Mining)	(a)	20,903	183,946
Olympic Steel, Inc. (Metals & Mining)		4,757	144,851
PureCycle Technologies, Inc. (Chemicals)	(a)	6,245	82,122
Ramaco Resources, Inc. Class A (Metals & Mining)	(a)	9,003	298,810
Ramaco Resources, Inc. Class B (Metals & Mining)		84	1,415
Royal Gold, Inc. (Metals & Mining)		1,292	259,149
SunCoke Energy, Inc. (Metals & Mining)		2,770	22,603
United States Lime & Minerals, Inc. (Construction Materials)		1,973	259,548
			4,169,228
Common Stocks (Continued)		Shares	Value
Real Estate–2.3%
Agree Realty Corp. (Retail REITs)		7,076	$502,679
American Healthcare REIT, Inc. (Health Care REITs)		4,295	180,433
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	49,440	397,003
CubeSmart (Specialized REITs)		26,063	1,059,721
Diversified Healthcare Trust (Health Care REITs)		13,058	57,586
EastGroup Properties, Inc. (Industrial REITs)		2,107	356,631
EPR Properties (Specialized REITs)		730	42,347
Getty Realty Corp. (Retail REITs)		2,126	57,041
Newmark Group, Inc. Class A (Real Estate Mgmt. & Development)		1,155	21,541
Real Brokerage, Inc. / The (Real Estate Mgmt. & Development)	(a)	5,322	22,246
Tanger, Inc. (Retail REITs)		8,625	291,870
Urban Edge Properties (Retail REITs)		5,288	108,245
			3,097,343
Utilities–0.2%
Genie Energy Ltd. Class B (Electric Utilities)		7,296	109,075
Oklo, Inc. (Electric Utilities)	(a)	719	80,262
			189,337
Total Common Stocks (Cost $117,177,879)			$132,092,037

Rights–0.0%		Quantity	Value
Health Care–0.0%
Blueprint Medicines Corporation CVR (Acquired July 21, 2025, Cost $2,777) (Biotechnology)	(a)(b)	6,037	$2,777
Flexion Therapeutics, Inc. CVR (Biotechnology)	(a)	6,185	3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)	(a)	2,231	1,115
Total Rights (Cost $7,727)			$7,727
Total Investments – 99.4% (Cost $117,185,606)	(c)		$132,099,764
Other Assets in Excess of Liabilities – 0.6%	(d)		798,658
Net Assets – 100.0%			$132,898,422

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At September 30, 2025, the value of restricted securities in the Portfolio totaled $2,777, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $147,300 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	16	December 19, 2025	$1,948,070	$1,964,400	$16,330	$14,626
Total Futures Contracts			$1,948,070	$1,964,400	$16,330	$14,626
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–1.4%
EchoStar Corp. Class A (Media)	(a)	22,946	$1,752,156
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	42,711	1,595,256
Iridium Communications, Inc. (Diversified Telecom. Svs.)		18,106	316,131
New York Times Co. / The Class A (Media)		27,649	1,587,053
Nexstar Media Group, Inc. (Media)		4,862	961,412
Warner Music Group Corp. Class A (Entertainment)		24,893	847,855
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	47,844	521,978
			7,581,841
Consumer Discretionary–12.2%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	8,129	695,436
Aramark (Hotels, Restaurants & Leisure)		44,851	1,722,278
Autoliv, Inc. (Automobile Components)		12,057	1,489,040
AutoNation, Inc. (Specialty Retail)	(a)	4,825	1,055,565
Bath & Body Works, Inc. (Specialty Retail)		36,108	930,142
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		10,125	875,306
Brunswick Corp. (Leisure Products)		11,148	705,000
Burlington Stores, Inc. (Specialty Retail)	(a)	10,632	2,705,844
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	20,313	404,635
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	17,015	1,027,876
Chewy, Inc. Class A (Specialty Retail)	(a)	38,034	1,538,475
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3,527	377,072
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		11,367	1,102,713
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		4,392	229,702
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9,319	778,602
Dick's Sporting Goods, Inc. (Specialty Retail)		11,408	2,535,086
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	6,773	2,179,822
Five Below, Inc. (Specialty Retail)	(a)	9,395	1,453,407
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	18,375	1,354,238
GameStop Corp. Class A (Specialty Retail)	(a)	70,223	1,915,683
Gap, Inc. / The (Specialty Retail)		38,831	830,595
Gentex Corp. (Automobile Components)		37,452	1,059,892
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	48,808	365,084
Graham Holdings Co. Class B (Diversified Consumer Svs.)		579	681,662
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	4,733	1,038,988
H&R Block, Inc. (Diversified Consumer Svs.)		22,844	1,155,221
Harley-Davidson, Inc. (Automobiles)		20,741	578,674
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	10,525	440,050
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		7,224	1,025,302
KB Home (Household Durables)		11,611	738,924
Lear Corp. (Automobile Components)		9,079	913,438
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	14,324	1,202,357
Lithia Motors, Inc. (Specialty Retail)		4,374	1,382,184
Macy's, Inc. (Broadline Retail)		46,333	830,751
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		4,723	314,363
Mattel, Inc. (Leisure Products)	(a)	54,977	925,263
Murphy U.S.A., Inc. (Specialty Retail)		2,996	1,163,227
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	10,467	1,343,963
Penske Automotive Group, Inc. (Specialty Retail)		3,155	548,686
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	14,319	1,486,312
Polaris, Inc. (Leisure Products)		9,114	529,797
PVH Corp. (Textiles, Apparel & Luxury Goods)		8,203	687,165
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
RH (Specialty Retail)	(a)	2,621	$532,482
Service Corp. International (Diversified Consumer Svs.)		23,929	1,991,371
Somnigroup International, Inc. (Household Durables)		35,814	3,020,195
Taylor Morrison Home Corp. (Household Durables)	(a)	16,866	1,113,325
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		11,339	1,883,975
Thor Industries, Inc. (Automobiles)		9,078	941,298
Toll Brothers, Inc. (Household Durables)		16,753	2,314,259
TopBuild Corp. (Household Durables)	(a)	4,774	1,865,966
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		11,077	658,971
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	32,221	160,783
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	20,692	99,942
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		6,339	948,124
Valvoline, Inc. (Specialty Retail)	(a)	21,690	778,888
VF Corp. (Textiles, Apparel & Luxury Goods)		55,987	807,892
Visteon Corp. (Automobile Components)		4,654	557,828
Whirlpool Corp. (Household Durables)		9,537	749,608
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,765	1,199,255
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		13,029	1,041,017
YETI Holdings, Inc. (Leisure Products)	(a)	13,859	459,842
			65,442,841
Consumer Staples–4.7%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		68,780	1,204,338
BellRing Brands, Inc. (Personal Care Products)	(a)	21,496	781,380
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	22,532	2,101,109
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,349	285,206
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,344	3,586,390
Celsius Holdings, Inc. (Beverages)	(a)	27,289	1,568,845
Coca-Cola Consolidated, Inc. (Beverages)		10,227	1,198,195
Coty, Inc. Class A (Personal Care Products)	(a)	62,513	252,552
Darling Ingredients, Inc. (Food Products)	(a)	26,992	833,243
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	10,121	1,340,830
Flowers Foods, Inc. (Food Products)		36,027	470,152
Ingredion, Inc. (Food Products)		10,951	1,337,227
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	31,466	1,156,690
Marzetti Company / The (Food Products)		3,481	601,482
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	26,707	2,778,596
Pilgrim's Pride Corp. (Food Products)		7,296	297,093
Post Holdings, Inc. (Food Products)	(a)	8,156	876,607
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	16,675	1,814,240
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	38,421	2,943,817
			25,427,992
Energy–4.0%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		57,153	1,111,054
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	50,078	1,680,618
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		9,770	970,845
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		14,230	462,475
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	24,131	775,088
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		17,335	1,959,895

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		27,134	$1,420,194
Matador Resources Co. (Oil, Gas & Consumable Fuels)		19,968	897,162
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		22,893	650,390
NOV, Inc. (Energy Equip. & Svs.)		63,367	839,613
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		43,859	1,771,026
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		14,017	422,893
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		119,312	1,527,194
Range Resources Corp. (Oil, Gas & Consumable Fuels)		40,643	1,529,802
TechnipFMC PLC (Energy Equip. & Svs.)		70,132	2,766,707
Valaris Ltd. (Energy Equip. & Svs.)	(a)	11,301	551,150
Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		28,789	1,100,316
Weatherford International PLC (Energy Equip. & Svs.)		12,257	838,746
			21,275,168
Financials–16.7%
Affiliated Managers Group, Inc. (Capital Markets)		4,848	1,155,909
Ally Financial, Inc. (Consumer Finance)		47,795	1,873,564
American Financial Group, Inc. (Insurance)		11,811	1,721,099
Annaly Capital Management, Inc. (Mortgage REIT)		109,558	2,214,167
Associated Banc-Corp (Banks)		27,877	716,718
Bank OZK (Banks)		18,063	920,852
Brighthouse Financial, Inc. (Insurance)	(a)	9,752	517,636
Cadence Bank (Banks)		31,790	1,193,397
Carlyle Group, Inc. / The (Capital Markets)		44,437	2,786,200
CNO Financial Group, Inc. (Insurance)		16,540	654,157
Columbia Banking System, Inc. (Banks)		51,027	1,313,435
Comerica, Inc. (Banks)		21,930	1,502,644
Commerce Bancshares, Inc. (Banks)		21,175	1,265,418
Cullen / Frost Bankers, Inc. (Banks)		10,976	1,391,427
East West Bancorp, Inc. (Banks)		23,517	2,503,385
Equitable Holdings, Inc. (Financial Services)		51,110	2,595,366
Essent Group Ltd. (Financial Services)		16,813	1,068,634
Euronet Worldwide, Inc. (Financial Services)	(a)	6,575	577,351
Evercore, Inc. Class A (Capital Markets)		6,586	2,221,589
Federated Hermes, Inc. (Capital Markets)		12,612	654,941
Fidelity National Financial, Inc. (Insurance)		43,583	2,636,336
First American Financial Corp. (Insurance)		17,370	1,115,849
First Financial Bankshares, Inc. (Banks)		22,220	747,703
First Horizon Corp. (Banks)		86,638	1,958,885
FirstCash Holdings, Inc. (Consumer Finance)		6,662	1,055,394
Flagstar Financial, Inc. (Banks)		51,055	589,685
FNB Corp. (Banks)		61,281	987,237
Glacier Bancorp, Inc. (Banks)		20,229	984,545
Hamilton Lane, Inc. Class A (Capital Markets)		6,903	930,455
Hancock Whitney Corp. (Banks)		14,462	905,466
Hanover Insurance Group, Inc. / The (Insurance)		6,104	1,108,669
Home BancShares, Inc. (Banks)		31,274	885,054
Houlihan Lokey, Inc. (Capital Markets)		9,277	1,904,754
International Bancshares Corp. (Banks)		9,227	634,356
Janus Henderson Group PLC (Capital Markets)		21,292	947,707
Jefferies Financial Group, Inc. (Capital Markets)		28,158	1,842,096
Kemper Corp. (Insurance)		10,706	551,894
Kinsale Capital Group, Inc. (Insurance)		3,777	1,606,207
MGIC Investment Corp. (Financial Services)		39,335	1,115,934
Morningstar, Inc. (Capital Markets)		4,174	968,410
Old National Bancorp (Banks)		59,508	1,306,201
Old Republic International Corp. (Insurance)		39,005	1,656,542
Pinnacle Financial Partners, Inc. (Banks)		13,122	1,230,712
Primerica, Inc. (Insurance)		5,527	1,534,240
Prosperity Bancshares, Inc. (Banks)		16,210	1,075,533
Reinsurance Group of America, Inc. (Insurance)		11,278	2,166,842
RenaissanceRe Holdings Ltd. (Insurance)		8,031	2,039,312
RLI Corp. (Insurance)		15,669	1,021,932
Common Stocks (Continued)		Shares	Value
Financials (continued)
Ryan Specialty Holdings, Inc. (Insurance)		19,226	$1,083,577
SEI Investments Co. (Capital Markets)		16,032	1,360,315
Selective Insurance Group, Inc. (Insurance)		10,383	841,750
Shift4 Payments, Inc. Class A (Financial Services)	(a)	11,482	888,707
SLM Corp. (Consumer Finance)		35,573	984,661
SOUTHSTATE BANK CORP (Banks)		17,269	1,707,386
Starwood Property Trust, Inc. (Mortgage REIT)		58,887	1,140,641
Stifel Financial Corp. (Capital Markets)		17,434	1,978,236
Synovus Financial Corp. (Banks)		23,684	1,162,411
Texas Capital Bancshares, Inc. (Banks)	(a)	7,807	659,926
UMB Financial Corp. (Banks)		12,178	1,441,266
United Bankshares, Inc. (Banks)		24,112	897,208
Unum Group (Insurance)		26,736	2,079,526
Valley National Bancorp (Banks)		82,135	870,631
Voya Financial, Inc. (Financial Services)		16,452	1,230,610
Webster Financial Corp. (Banks)		28,357	1,685,540
Western Alliance Bancorp (Banks)		17,664	1,531,822
Western Union Co. / The (Financial Services)		55,108	440,313
WEX, Inc. (Financial Services)	(a)	5,847	921,078
Wintrust Financial Corp. (Banks)		11,424	1,512,995
Zions Bancorp N.A. (Banks)		25,189	1,425,194
			90,199,632
Health Care–8.5%
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	116,326	1,451,748
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	32,764	1,774,498
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,115	873,415
Bruker Corp. (Life Sciences Tools & Svs.)		18,898	613,996
Chemed Corp. (Health Care Providers & Svs.)		2,486	1,113,082
Cytokinetics, Inc. (Biotechnology)	(a)	20,417	1,122,118
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		34,038	431,942
Doximity, Inc. Class A (Health Care Technology)	(a)	23,274	1,702,493
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	84,772	1,707,308
Encompass Health Corp. (Health Care Providers & Svs.)		17,187	2,183,093
Ensign Group, Inc. / The (Health Care Providers & Svs.)		9,775	1,688,827
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	28,356	577,612
Exelixis, Inc. (Biotechnology)	(a)	45,935	1,897,115
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	19,218	1,100,615
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,221	400,692
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	19,958	1,463,720
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,755	1,398,331
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	35,280	2,001,082
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	26,226	2,490,683
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	10,350	1,364,130
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	11,602	595,067
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,317	488,024
Masimo Corp. (Health Care Equip. & Supplies)	(a)	7,879	1,162,546
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,787	1,947,124
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	16,924	2,375,791
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	27,693	768,758
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,654	1,685,591
Perrigo Co. PLC (Pharmaceuticals)		23,476	522,811
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,023	1,206,104
Roivant Sciences Ltd. (Biotechnology)	(a)	73,408	1,110,663
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	30,050	472,687
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	15,075	3,060,828
United Therapeutics Corp. (Biotechnology)	(a)	7,717	3,235,044
			45,987,538

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials–23.1%
AAON, Inc. (Building Products)		11,547	$1,078,952
Acuity, Inc. (Electrical Equip.)		5,178	1,783,251
Advanced Drainage Systems, Inc. (Building Products)		12,206	1,692,972
AECOM (Construction & Engineering)		22,599	2,948,492
AeroVironment, Inc. (Aerospace & Defense)	(a)	5,429	1,709,538
AGCO Corp. (Machinery)		10,568	1,131,516
Alaska Air Group, Inc. (Passenger Airlines)	(a)	19,676	979,471
American Airlines Group, Inc. (Passenger Airlines)	(a)	112,588	1,265,489
API Group Corp. (Construction & Engineering)	(a)	63,158	2,170,741
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,499	1,696,564
ATI, Inc. (Aerospace & Defense)	(a)	23,518	1,912,954
Avis Budget Group, Inc. (Ground Transportation)	(a)	2,882	462,777
Brink's Co. / The (Commercial Svs. & Supplies)		7,109	830,758
BWX Technologies, Inc. (Aerospace & Defense)		15,596	2,875,435
CACI International, Inc. Class A (Professional Svs.)	(a)	3,753	1,871,921
Carlisle Cos., Inc. (Building Products)		7,278	2,394,171
Carpenter Technology Corp. (Aerospace & Defense)		8,506	2,088,563
Chart Industries, Inc. (Machinery)	(a)	7,539	1,508,931
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	8,602	1,997,556
CNH Industrial N.V. (Machinery)		151,535	1,644,155
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,007	4,956,856
Concentrix Corp. (Professional Svs.)		7,635	352,355
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	32,361	1,741,993
Crane Co. (Machinery)		8,346	1,536,832
Curtiss-Wright Corp. (Aerospace & Defense)		6,429	3,490,561
Donaldson Co., Inc. (Machinery)		19,882	1,627,342
EnerSys (Electrical Equip.)		6,393	722,153
Esab Corp. (Machinery)		9,736	1,087,901
ExlService Holdings, Inc. (Professional Svs.)	(a)	27,559	1,213,423
Exponent, Inc. (Professional Svs.)		8,617	598,709
Flowserve Corp. (Machinery)		22,316	1,185,872
Fluor Corp. (Construction & Engineering)	(a)	27,585	1,160,501
Fortune Brands Innovations, Inc. (Building Products)		20,482	1,093,534
FTI Consulting, Inc. (Professional Svs.)	(a)	5,417	875,658
GATX Corp. (Trading Companies & Distributors)		6,074	1,061,735
Genpact Ltd. (Professional Svs.)		27,654	1,158,426
Graco, Inc. (Machinery)		28,273	2,402,074
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	19,533	1,033,100
Hexcel Corp. (Aerospace & Defense)		13,576	851,215
Insperity, Inc. (Professional Svs.)		6,107	300,464
ITT, Inc. (Machinery)		13,309	2,379,117
KBR, Inc. (Professional Svs.)		21,985	1,039,671
Kirby Corp. (Marine Transportation)	(a)	9,521	794,527
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		27,694	1,094,190
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	28,802	2,631,639
Landstar System, Inc. (Ground Transportation)		5,913	724,697
Lincoln Electric Holdings, Inc. (Machinery)		9,416	2,220,575
MasTec, Inc. (Construction & Engineering)	(a)	10,461	2,226,205
Maximus, Inc. (Professional Svs.)		9,615	878,523
Middleby Corp. / The (Machinery)	(a)	7,956	1,057,591
MSA Safety, Inc. (Commercial Svs. & Supplies)		6,278	1,080,255
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		7,790	717,771
Mueller Industries, Inc. (Machinery)		18,889	1,909,867
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	25,247	1,868,026
nVent Electric PLC (Electrical Equip.)		27,463	2,708,950
Oshkosh Corp. (Machinery)		10,920	1,416,324
Owens Corning (Building Products)		14,270	2,018,634
Parsons Corp. (Professional Svs.)	(a)	9,111	755,484
Paylocity Holding Corp. (Professional Svs.)	(a)	7,624	1,214,275
RB Global, Inc. (Commercial Svs. & Supplies)		31,669	3,431,653
Common Stocks (Continued)		Shares	Value
Industrials (continued)
RBC Bearings, Inc. (Machinery)	(a)	5,363	$2,093,125
Regal Rexnord Corp. (Electrical Equip.)		11,325	1,624,458
Ryder System, Inc. (Ground Transportation)		6,960	1,312,934
Saia, Inc. (Ground Transportation)	(a)	4,545	1,360,591
Science Applications International Corp. (Professional Svs.)		7,998	794,761
Sensata Technologies Holding PLC (Electrical Equip.)		24,851	759,198
Simpson Manufacturing Co., Inc. (Building Products)		7,101	1,189,133
Terex Corp. (Machinery)		11,193	574,201
Tetra Tech, Inc. (Commercial Svs. & Supplies)		44,837	1,496,659
Timken Co. / The (Machinery)		10,814	812,997
Toro Co. / The (Machinery)		16,839	1,283,132
TransUnion (Professional Svs.)		33,239	2,784,763
Trex Co., Inc. (Building Products)	(a)	18,298	945,458
UFP Industries, Inc. (Building Products)		9,993	934,246
Valmont Industries, Inc. (Construction & Engineering)		3,368	1,305,875
Watsco, Inc. (Trading Companies & Distributors)		5,956	2,408,011
Watts Water Technologies, Inc. Class A (Machinery)		4,678	1,306,472
WESCO International, Inc. (Trading Companies & Distributors)		8,303	1,756,085
Woodward, Inc. (Aerospace & Defense)		10,232	2,585,729
XPO, Inc. (Ground Transportation)	(a)	20,094	2,597,551
			124,588,264
Information Technology–13.2%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	21,154	617,697
Amkor Technology, Inc. (Semiconductors & Equip.)		19,398	550,903
Appfolio, Inc. Class A (Software)	(a)	3,903	1,075,901
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,788	1,063,348
ASGN, Inc. (IT Svs.)	(a)	7,474	353,894
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		14,309	748,074
Belden, Inc. (Electronic Equip., Instr. & Comp.)		6,760	813,025
BILL Holdings, Inc. (Software)	(a)	15,646	828,769
Blackbaud, Inc. (Software)	(a)	6,348	408,240
Ciena Corp. (Communications Equip.)	(a)	24,122	3,513,852
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	8,759	1,097,415
Cognex Corp. (Electronic Equip., Instr. & Comp.)		28,649	1,297,800
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	26,523	2,857,058
Commvault Systems, Inc. (Software)	(a)	7,586	1,432,085
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		8,426	565,132
Docusign, Inc. (Software)	(a)	34,478	2,485,519
Dolby Laboratories, Inc. Class A (Software)		10,440	755,543
Dropbox, Inc. Class A (Software)	(a)	31,580	954,032
Dynatrace, Inc. (Software)	(a)	51,446	2,492,559
Entegris, Inc. (Semiconductors & Equip.)		25,868	2,391,755
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,114	2,229,287
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	64,042	3,712,515
Guidewire Software, Inc. (Software)	(a)	14,366	3,302,169
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,322	342,259
Kyndryl Holdings, Inc. (IT Svs.)	(a)	39,440	1,184,383
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	23,359	1,712,682
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,229	1,095,353
Lumentum Holdings, Inc. (Communications Equip.)	(a)	11,910	1,937,876
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,928	1,360,427
Manhattan Associates, Inc. (Software)	(a)	10,318	2,114,984
MKS, Inc. (Semiconductors & Equip.)		11,459	1,418,280
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,138	614,721
Nutanix, Inc. Class A (Software)	(a)	45,742	3,402,747

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Okta, Inc. (IT Svs.)	(a)	28,523	$2,615,559
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	8,362	1,080,538
Pegasystems, Inc. (Software)		15,764	906,430
Power Integrations, Inc. (Semiconductors & Equip.)		9,572	384,890
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	52,979	4,440,170
Qualys, Inc. (Software)	(a)	6,159	815,020
Rambus, Inc. (Semiconductors & Equip.)	(a)	18,359	1,913,008
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,599	734,197
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,577	449,472
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		13,086	2,142,832
Twilio, Inc. Class A (IT Svs.)	(a)	26,181	2,620,456
Universal Display Corp. (Semiconductors & Equip.)		7,543	1,083,401
Vontier Corp. (Electronic Equip., Instr. & Comp.)		25,032	1,050,593
			70,966,850
Materials–4.9%
Alcoa Corp. (Metals & Mining)		44,179	1,453,047
AptarGroup, Inc. (Containers & Packaging)		11,241	1,502,472
Ashland, Inc. (Chemicals)		7,799	373,650
Avient Corp. (Chemicals)		15,620	514,679
Axalta Coating Systems Ltd. (Chemicals)	(a)	36,954	1,057,623
Cabot Corp. (Chemicals)		9,078	690,382
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	84,411	1,029,814
Commercial Metals Co. (Metals & Mining)		19,099	1,093,991
Crown Holdings, Inc. (Containers & Packaging)		19,630	1,896,062
Eagle Materials, Inc. (Construction Materials)		5,537	1,290,342
Graphic Packaging Holding Co. (Containers & Packaging)		50,549	989,244
Greif, Inc. Class A (Containers & Packaging)		4,459	266,470
Knife River Corp. (Construction Materials)	(a)	9,669	743,256
Louisiana-Pacific Corp. (Paper & Forest Products)		10,813	960,627
MP Materials Corp. (Metals & Mining)	(a)	22,966	1,540,330
NewMarket Corp. (Chemicals)		1,331	1,102,348
Olin Corp. (Chemicals)		19,562	488,854
Reliance, Inc. (Metals & Mining)		8,974	2,520,168
Royal Gold, Inc. (Metals & Mining)		11,233	2,253,115
RPM International, Inc. (Chemicals)		21,905	2,582,161
Scotts Miracle-Gro Co. / The (Chemicals)		7,586	432,023
Silgan Holdings, Inc. (Containers & Packaging)		15,153	651,731
Sonoco Products Co. (Containers & Packaging)		16,830	725,205
Westlake Corp. (Chemicals)		5,690	438,471
			26,596,065
Real Estate–6.6%
Agree Realty Corp. (Retail REITs)		18,850	1,339,104
American Homes 4 Rent Class A (Residential REITs)		55,599	1,848,667
Brixmor Property Group, Inc. (Retail REITs)		52,230	1,445,726
COPT Defense Properties (Office REITs)		19,228	558,766
Cousins Properties, Inc. (Office REITs)		28,661	829,449
CubeSmart (Specialized REITs)		38,910	1,582,081
EastGroup Properties, Inc. (Industrial REITs)		9,088	1,538,235
EPR Properties (Specialized REITs)		12,988	753,434
Equity LifeStyle Properties, Inc. (Residential REITs)		33,067	2,007,167
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
First Industrial Realty Trust, Inc. (Industrial REITs)		22,592	$1,162,810
Gaming and Leisure Properties, Inc. (Specialized REITs)		48,290	2,250,797
Healthcare Realty Trust, Inc. (Health Care REITs)		59,995	1,081,710
Independence Realty Trust, Inc. (Residential REITs)		39,830	652,814
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,085	2,411,594
Kilroy Realty Corp. (Office REITs)		18,570	784,582
Kite Realty Group Trust (Retail REITs)		37,515	836,584
Lamar Advertising Co. Class A (Specialized REITs)		14,811	1,813,163
National Storage Affiliates Trust (Specialized REITs)		12,047	364,060
NNN REIT, Inc. (Retail REITs)		32,212	1,371,265
Omega Healthcare Investors, Inc. (Health Care REITs)		50,336	2,125,186
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		34,111	377,950
PotlatchDeltic Corp. (Specialized REITs)		12,132	494,379
Rayonier, Inc. (Specialized REITs)		24,200	642,268
Rexford Industrial Realty, Inc. (Industrial REITs)		40,291	1,656,363
Sabra Health Care REIT, Inc. (Health Care REITs)		40,916	762,674
STAG Industrial, Inc. (Industrial REITs)		31,856	1,124,198
Vornado Realty Trust (Office REITs)		27,525	1,115,588
W.P. Carey, Inc. (Diversified REITs)		37,367	2,524,888
			35,455,502
Utilities–3.5%
ALLETE, Inc. (Electric Utilities)		9,880	656,032
Black Hills Corp. (Multi-Utilities)		12,431	765,625
Essential Utilities, Inc. (Water Utilities)		47,857	1,909,494
IDACORP, Inc. (Electric Utilities)		9,220	1,218,423
National Fuel Gas Co. (Gas Utilities)		15,419	1,424,253
New Jersey Resources Corp. (Gas Utilities)		17,140	825,291
Northwestern Energy Group, Inc. (Multi-Utilities)		10,476	613,998
OGE Energy Corp. (Electric Utilities)		34,364	1,590,022
ONE Gas, Inc. (Gas Utilities)		10,238	828,664
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		10,361	997,246
Portland General Electric Co. (Electric Utilities)		18,695	822,580
Southwest Gas Holdings, Inc. (Gas Utilities)		10,931	856,335
Spire, Inc. (Gas Utilities)		10,072	821,070
Talen Energy Corp. (Ind. Power & Renewable Elec.)	(a)	7,795	3,315,837
TXNM Energy, Inc. (Electric Utilities)		16,183	915,149
UGI Corp. (Gas Utilities)		36,673	1,219,744
			18,779,763
Total Common Stocks (Cost $447,907,365)			$532,301,456

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	11/13/2025	$203,000	$202,026
Total U.S. Treasury Obligations (Cost $202,002)					$202,026
Total Investments – 98.8% (Cost $448,109,367)				(c)	$532,503,482
Other Assets in Excess of Liabilities – 1.2%				(b)	6,599,806
Net Assets – 100.0%					$539,103,288

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $37,343 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	11	December 19, 2025	$3,644,362	$3,614,820	$(29,542)	$3,710
Total Futures Contracts			$3,644,362	$3,614,820	$(29,542)	$3,710
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–98.8%		Shares	Value
Communication Services–11.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		50,003	$12,155,729
Alphabet, Inc. Class C (Interactive Media & Svs.)		44,282	10,784,881
Electronic Arts, Inc. (Entertainment)		6,335	1,277,770
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		29,127	21,390,286
Netflix, Inc. (Entertainment)	(a)	8,485	10,172,836
ROBLOX Corp. Class A (Entertainment)	(a)	4,624	640,517
			56,422,019
Consumer Discretionary–13.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	20,327	2,468,104
Amazon.com, Inc. (Broadline Retail)	(a)	95,435	20,954,663
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,034	5,582,845
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	15,161	594,160
Coupang, Inc. (Broadline Retail)	(a)	39,595	1,274,959
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,735	1,831,853
Garmin Ltd. (Household Durables)		9,387	2,311,267
Home Depot, Inc. / The (Specialty Retail)		11,890	4,817,709
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,673	838,146
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		8,332	943,349
Tesla, Inc. (Automobiles)	(a)	38,653	17,189,762
TJX Cos., Inc. / The (Specialty Retail)		29,027	4,195,563
			63,002,380
Consumer Staples–2.7%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,943	8,277,909
Walmart, Inc. (Consumer Staples Distribution & Retail)		42,339	4,363,457
			12,641,366
Financials–6.2%
American Express Co. (Consumer Finance)		2,668	886,203
Blackstone, Inc. (Capital Markets)		15,481	2,644,929
Charles Schwab Corp. / The (Capital Markets)		58,566	5,591,296
Klarna Group PLC (Financial Services)	(a)	3,860	141,469
Mastercard, Inc. Class A (Financial Services)		10,422	5,928,138
Moody's Corp. (Capital Markets)		4,801	2,287,580
Morgan Stanley (Capital Markets)		19,168	3,046,945
Nasdaq, Inc. (Capital Markets)		7,306	646,216
Visa, Inc. (Financial Services)		25,316	8,642,376
			29,815,152
Health Care–6.7%
AbbVie, Inc. (Biotechnology)		31,118	7,205,062
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,457	1,801,957
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,685	1,834,894
Cardinal Health, Inc. (Health Care Providers & Svs.)		21,297	3,342,777
Cencora, Inc. (Health Care Providers & Svs.)		2,532	791,326
Eli Lilly & Co. (Pharmaceuticals)		12,990	9,911,370
Gilead Sciences, Inc. (Biotechnology)		8,145	904,095
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,063	2,711,555
Natera, Inc. (Biotechnology)	(a)	3,982	640,983
Regeneron Pharmaceuticals, Inc. (Biotechnology)		3,361	1,889,789
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,089	818,136
			31,851,944
Common Stocks (Continued)		Shares	Value
Industrials–5.9%
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	809	$580,571
Cintas Corp. (Commercial Svs. & Supplies)		22,752	4,670,076
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,188	2,630,674
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		3,321	745,830
GE Vernova, Inc. (Electrical Equip.)		3,179	1,954,767
General Electric Co. (Aerospace & Defense)		17,037	5,125,070
Honeywell International, Inc. (Industrial Conglomerates)		5,470	1,151,435
Howmet Aerospace, Inc. (Aerospace & Defense)		6,467	1,269,019
Johnson Controls International PLC (Building Products)		9,251	1,017,148
MasTec, Inc. (Construction & Engineering)	(a)	5,241	1,115,337
Parker-Hannifin Corp. (Machinery)		3,827	2,901,440
Trane Technologies PLC (Building Products)		3,901	1,646,066
Uber Technologies, Inc. (Ground Transportation)	(a)	24,267	2,377,438
Waste Management, Inc. (Commercial Svs. & Supplies)		3,886	858,145
			28,043,016
Information Technology–52.3%
Adobe, Inc. (Software)	(a)	10,551	3,721,865
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	74,105	11,989,448
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		49,997	6,187,129
Analog Devices, Inc. (Semiconductors & Equip.)		3,158	775,921
Apple, Inc. (Tech. Hardware, Storage & Periph.)		158,852	40,448,485
AppLovin Corp. Class A (Software)	(a)	2,240	1,609,530
Arista Networks, Inc. (Communications Equip.)	(a)	23,061	3,360,218
Atlassian Corp. Class A (Software)	(a)	4,234	676,170
Broadcom, Inc. (Semiconductors & Equip.)		88,346	29,146,229
Cadence Design Systems, Inc. (Software)	(a)	2,699	948,051
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	5,184	754,842
Crowdstrike Holdings, Inc. Class A (Software)	(a)	1,460	715,955
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		12,396	1,757,381
Elastic N.V. (Software)	(a)	14,076	1,189,281
Figma, Inc. Class A (Software)	(a)	2,635	136,678
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	29,341	1,700,898
Fortinet, Inc. (Software)	(a)	14,668	1,233,285
GoDaddy, Inc. Class A (IT Svs.)	(a)	11,100	1,518,813
HubSpot, Inc. (Software)	(a)	2,389	1,117,574
International Business Machines Corp. (IT Svs.)		9,423	2,658,794
Intuit, Inc. (Software)		7,065	4,824,759
Lam Research Corp. (Semiconductors & Equip.)		60,227	8,064,395
Microsoft Corp. (Software)		88,202	45,684,226
Motorola Solutions, Inc. (Communications Equip.)		5,229	2,391,169
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		14,370	1,702,270
NVIDIA Corp. (Semiconductors & Equip.)		242,399	45,226,805
Oracle Corp. (Software)		31,372	8,823,061
Palantir Technologies, Inc. Class A (Software)	(a)	41,550	7,579,551
Palo Alto Networks, Inc. (Software)	(a)	5,196	1,058,010
QUALCOMM, Inc. (Semiconductors & Equip.)		15,559	2,588,395
Salesforce, Inc. (Software)		10,555	2,501,535
ServiceNow, Inc. (Software)	(a)	6,089	5,603,585

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Snowflake, Inc. (IT Svs.)	(a)	2,512	$566,582
Texas Instruments, Inc. (Semiconductors & Equip.)		7,269	1,335,533
			249,596,423
Total Common Stocks (Cost $358,614,972)			$471,372,300
Total Investments – 98.8% (Cost $358,614,972)	(b)		$471,372,300
Other Assets in Excess of Liabilities – 1.2%	(c)		5,898,003
Net Assets – 100.0%			$477,270,303

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $393,562 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	13	December 19, 2025	$6,453,400	$6,474,455	$21,055	$6,983
Total Futures Contracts			$6,453,400	$6,474,455	$21,055	$6,983
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Exchange Traded Funds–67.4%	Shares	Value
Invesco QQQ Trust Series 1 ETF	66,000	$39,624,420
iShares AAA CLO Active ETF	96,000	4,988,640
iShares Core S&P 500 ETF	350,000	234,255,000
iShares Core S&P Mid-Cap ETF	1,000,000	65,260,000
iShares Core S&P Small-Cap ETF	200,000	23,766,000
iShares Core S&P Total U.S. Stock Market ETF	77,000	11,215,050
iShares MBS ETF	495,924	47,187,169
Vanguard Intermediate-Term Corporate Bond ETF	1,112,575	93,578,683
Vanguard Intermediate-Term Treasury ETF	144,000	8,644,320
Vanguard S&P 500 ETF	444,000	271,896,720
Vanguard Total Stock Market ETF	34,000	11,157,780
Total Exchange Traded Funds (Cost $739,474,946)		$811,573,782

U.S. Treasury Obligations–14.9%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	4.000%	11/15/2042	$4,422,000	$4,088,277
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	9,222,474
U.S. Treasury Bond	4.125%	08/15/2053	9,642,900	8,715,901
U.S. Treasury Bond	4.250%	02/15/2054	2,064,600	1,905,723
U.S. Treasury Bond	4.625%	05/15/2054	5,320,400	5,227,293
U.S. Treasury Bond	4.625%	02/15/2055	63,000,000	61,927,031
U.S. Treasury Bond	4.750%	05/15/2055	35,000,000	35,109,375
U.S. Treasury Note	3.875%	04/30/2030	3,000,000	3,018,984
U.S. Treasury Note	3.875%	08/31/2032	10,000,000	9,970,312
U.S. Treasury Note	4.250%	05/15/2035	1,002,000	1,011,237
U.S. Treasury Note	3.250%	05/15/2042	23,856,400	20,041,240
U.S. Treasury Note	3.875%	05/15/2043	5,624,900	5,095,149
U.S. Treasury Note	4.375%	08/15/2043	2,998,200	2,893,497
U.S. Treasury Note	4.750%	11/15/2043	4,140,100	4,184,088
United States Treasury Inflation Indexed Bond	0.250%	07/15/2029	7,353,507	7,132,786
Total U.S. Treasury Obligations (Cost $186,261,260)				$179,543,367

Corporate Bonds–12.0%		Rate	Maturity	Face Amount	Value
Communication Services–0.3%
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	4.876%	07/16/2030	$1,740,000	$1,767,966
NTT Finance Corp. (Diversified Telecom. Svs.)	(a)	5.502%	07/16/2035	1,740,000	1,799,835
					3,567,801
Consumer Discretionary–0.6%
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	1,001,845
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,525,859
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,224,053
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,581,594
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,094,446
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	997,408
					7,425,205
Consumer Staples–0.7%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,855,762
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,073,149
Cargill, Inc. (Food Products)	(a)	2.125%	04/23/2030	1,301,000	1,191,263
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,500,000	1,529,889
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	1,700,000	1,747,668
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	966,542
					8,364,273
Energy–1.2%
APA Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,791,475
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	05/15/2030	2,000,000	2,034,158
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,167,357
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,214,125
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,065,159
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,144,531
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,811,964
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,225,535

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	$848,000	$935,005
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,529,880
					14,919,189
Financials–6.7%
American Express Co. (Rate is fixed until 02/16/2027, then SOFR + 100) (Consumer Finance)	(b)	5.098%	02/16/2028	1,190,000	1,205,970
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	5,000,000	5,299,057
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,962,170
Avolon Holdings Funding Ltd. (Financial Services)	(a)	4.900%	10/10/2030	4,000,000	4,021,886
Banco Santander SA (Rate is fixed until 03/24/2027, then H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,797,309
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,335,355
Belrose Funding Trust II (Insurance)	(a)	6.792%	05/15/2055	3,761,000	4,072,927
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,063,750
Carlyle Secured Lending, Inc. (Capital Markets)		6.750%	02/18/2030	1,000,000	1,039,959
Citigroup, Inc. (Rate is fixed until 09/19/2029, then SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,196,542
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, then H15T1Y + 140) (Banks)	(a)(b)	5.564%	02/28/2029	1,027,000	1,058,225
Danske Bank A/S (Rate is fixed until 04/01/2027, then H15T1Y + 175) (Banks)	(a)(b)	4.298%	04/01/2028	1,829,000	1,830,698
First Citizens BancShares, Inc. (Rate is fixed until 09/05/2030, then H15T5Y + 185) (Banks)	(b)	5.600%	09/05/2035	4,000,000	3,989,431
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,250,213
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, then SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,219,303
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.250%	05/06/2030	4,000,000	4,087,361
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	2,500,000	2,567,644
ING Groep N.V. (Rate is fixed until 11/16/2032, then USISSO05 + 359) (Banks)	(b)	7.000%	Perpetual	2,000,000	2,062,151
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,538,767
KBC Group N.V. (Rate is fixed until 09/23/2030, then H15T1Y + 85) (Banks)	(a)(b)	4.454%	09/23/2031	5,000,000	4,973,522
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,531,746
M&T Bank Corp. (Rate is fixed until 07/30/2030, then H15T5Y + 143) (Banks)	(b)	5.400%	07/30/2035	2,000,000	2,015,206
Macquarie Bank Ltd. (Rate is fixed until 08/13/2035, then H15T1Y + 145) (Capital Markets)	(a)(b)	5.642%	08/13/2036	2,400,000	2,431,113
Main Street Capital Corp. (Capital Markets)		6.950%	03/01/2029	3,000,000	3,146,378
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, then SOFR + 87) (Capital Markets)	(b)	5.504%	05/26/2028	1,169,000	1,194,764
Morgan Stanley Private Bank N.A. (Rate is fixed until 07/06/2027, then SOFR + 77) (Capital Markets)	(b)	4.466%	07/06/2028	1,500,000	1,508,411
MSD Investment Corp. (Capital Markets)	(a)	6.250%	05/31/2030	3,000,000	3,038,264
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,295,831
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,372,839
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, then SOFR + 125) (Banks)	(b)	2.490%	01/06/2028	1,000,000	975,762
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, then SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,342,009
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	1,500,000	1,550,812
Societe Generale SA (Rate is fixed until 01/19/2027, then H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,212,003
Sumitomo Mitsui Trust Group, Inc. (Rate is fixed until 09/11/2035, then SOFR + 165) (Banks)	(a)(b)	5.416%	09/11/2036	900,000	910,205
Synchrony Financial (Rate is fixed until 07/29/2035, then SOFR + 207) (Consumer Finance)	(b)	6.000%	07/29/2036	2,000,000	2,045,682
Toronto-Dominion Bank / The (Rate is fixed until 10/31/2030, then H15T5Y + 272) (Banks)	(b)	6.350%	10/31/2085	1,000,000	1,002,500
Truist Bank (Rate is fixed until 07/24/2027, then SOFR + 77) (Banks)	(b)	4.420%	07/24/2028	2,750,000	2,761,733
Webster Financial Corp. (Rate is fixed until 09/11/2030, then H15T5Y + 213) (Banks)	(b)	5.784%	09/11/2035	2,000,000	2,000,234
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,007,000	1,043,606
					80,951,338
Health Care–0.2%
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,083,663
Industrials–0.2%
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,221,247
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,001,000	886,233
					2,107,480
Information Technology–1.0%
Broadcom, Inc. (Semiconductors & Equip.)		5.200%	07/15/2035	2,900,000	2,988,743
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,189,181
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,998,330
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,692,254
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	946,940
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,204,524
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,624,906
					12,644,878
Materials–0.1%
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,066,250
Real Estate–0.7%
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,427,371

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	$1,689,000	$1,617,501
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,320,718
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	2,800,000	2,862,228
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.500%	09/01/2026	1,500,000	1,499,948
					8,727,766
Utilities–0.3%
Dominion Energy, Inc. (Rate is fixed until 02/15/2031, then H15T5Y + 226) (Multi-Utilities)	(b)	6.000%	02/15/2056	1,500,000	1,510,731
Enel Finance International N.V. (Electric Utilities)	(a)	5.750%	09/30/2055	2,000,000	1,963,315
					3,474,046
Total Corporate Bonds (Cost $142,050,598)					$145,331,889

Asset-Backed / Mortgage-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Financials–2.6%
Ballyrock CLO 17 Ltd. 2021-17A A1A	(a)	TSFR3M + 141	10/20/2034	$1,000,000	$1,001,630
Ballyrock CLO 2019-2A A1R3	(a)	TSFR3M + 124	10/25/2038	8,000,000	8,000,000
Carvana Auto Receivables Trust 2024-P3 A2		4.610%	11/10/2027	196,417	196,440
Connecticut Avenue Securities 2021-R02 2M2	(a)	SOFR30A + 200	11/25/2041	932,624	943,844
Connecticut Avenue Securities Trust 2023-R02 1M1	(a)	SOFR30A + 230	01/25/2043	986,835	1,004,727
Connecticut Avenue Securities Trust 2023-R03 2M1	(a)	SOFR30A + 250	04/25/2043	772,951	783,725
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(a)	SOFR30A + 305	01/25/2034	1,000,000	1,060,630
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(a)	SOFR30A + 210	09/25/2041	1,000,000	1,005,310
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(a)	SOFR30A + 235	12/25/2041	1,046,349	1,056,813
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(a)	SOFR30A + 290	04/25/2042	1,600,000	1,646,000
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(a)	SOFR30A + 335	05/25/2042	1,621,038	1,682,329
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(a)	SOFR30A + 450	06/25/2042	1,331,433	1,408,317
Freddie Mac STACR REMIC Trust 2022-HQA2 M1A	(a)	SOFR30A + 265	07/25/2042	811,753	828,190
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(a)	SOFR30A + 230	08/25/2042	897,586	910,921
Freddie Mac STACR REMIC Trust 2023-DNA2 M1A	(a)	SOFR30A + 210	04/25/2043	1,046,829	1,061,197
Freddie Mac STACR REMIC Trust 2023-HQA2 M1B	(a)	SOFR30A + 335	06/25/2043	1,200,000	1,245,175
Freddie Mac STACR REMIC Trust 2024-HQA2 M1	(a)	SOFR30A + 120	08/25/2044	751,295	751,761
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,701,676
Kings Park CLO Ltd. 2021-1A A	(a)	TSFR3M + 139	01/21/2035	1,518,568	1,520,846
NMEF Funding 2024-A A2	(a)	5.150%	12/15/2031	706,354	711,802
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,103,019
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	783,115	785,912
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(a)	7.540%	03/25/2032	548,241	550,585
Total Asset-Backed / Mortgage-Backed Securities (Cost $30,200,456)					$30,960,849

Preferred Securities–0.3%		Rate	Quantity	Value
Financials–0.3%
Bank of America Corp. (Rate is fixed until 07/26/2030, then H15T5Y + 235) (Banks)	(b)	6.250%	4,000,000	$4,051,106
Total Preferred Securities (Cost $4,000,000)				$4,051,106

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED Inc. CVR (Health Care Equip. & Supplies)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 97.2% (Cost $1,101,991,704)	(d)		$1,171,465,437
Other Assets in Excess of Liabilities – 2.8%	(e)		33,251,753
Net Assets – 100.0%			$1,204,717,190

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.680% at 9/30/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.740% at 9/30/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.240% at 9/30/2025
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 4.308% at 9/30/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.976% at 9/30/2025

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2025, the value of these securities totaled $85,494,897, or 7.1% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2025.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $1,983,795 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	150	December 19, 2025	$16,830,723	$16,875,000	$44,277	$(2,344)
CBT 10-Year U.S. Ultra Bond - Long	92	December 19, 2025	10,491,038	10,587,188	96,150	(5,750)
CBT U.S. Long Bond - Long	348	December 19, 2025	39,724,266	40,574,624	850,358	(87,000)
Total Futures Contracts			$67,046,027	$68,036,812	$990,785	$(95,094)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. Treasury Obligations–43.6%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bond		4.000%	11/15/2042	$1,600,000	$1,479,250
U.S. Treasury Bond		2.000%	02/15/2050	3,750,000	2,242,529
U.S. Treasury Bond		1.875%	02/15/2051	3,940,000	2,250,571
U.S. Treasury Bond		4.000%	11/15/2052	2,800,000	2,477,891
U.S. Treasury Bond		4.125%	08/15/2053	5,500,000	4,971,270
U.S. Treasury Bond		4.250%	08/15/2054	23,900,000	22,062,687
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,401,016
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	3,046,625
U.S. Treasury Note		2.750%	04/30/2027	3,400,000	3,353,117
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,475,156
U.S. Treasury Note		3.750%	06/30/2027	825,000	826,482
U.S. Treasury Note		3.875%	11/30/2027	12,500,000	12,565,918
U.S. Treasury Note		1.250%	03/31/2028	575,000	542,746
U.S. Treasury Note		3.875%	06/15/2028	2,000,000	2,013,125
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	2,026,563
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,927,680
U.S. Treasury Note		2.375%	03/31/2029	500,000	479,102
U.S. Treasury Note		3.625%	08/31/2029	6,500,000	6,484,258
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,610,313
U.S. Treasury Note		4.125%	11/30/2029	3,650,000	3,708,742
U.S. Treasury Note		4.375%	12/31/2029	8,300,000	8,514,633
U.S. Treasury Note		4.000%	02/28/2030	7,000,000	7,081,211
U.S. Treasury Note		3.875%	04/30/2030	2,900,000	2,918,352
U.S. Treasury Note		3.875%	07/31/2030	4,000,000	4,024,062
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,973,949
U.S. Treasury Note		1.125%	02/15/2031	405,000	353,900
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,245,625
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,674,102
U.S. Treasury Note		4.125%	10/31/2031	8,000,000	8,116,875
U.S. Treasury Note		4.125%	03/31/2032	36,000,000	36,478,124
U.S. Treasury Note		4.125%	05/31/2032	4,000,000	4,050,625
U.S. Treasury Note		4.000%	07/31/2032	5,900,000	5,927,656
U.S. Treasury Note		4.250%	11/15/2034	9,100,000	9,202,730
U.S. Treasury Note		4.625%	02/15/2035	20,000,000	20,784,375
U.S. Treasury Note		1.375%	11/15/2040	525,000	342,521
U.S. Treasury Note		1.875%	02/15/2041	180,000	126,541
Total U.S. Treasury Obligations (Cost $234,997,318)					$229,760,322

Corporate Bonds–22.9%		Rate	Maturity	Face Amount	Value
Communication Services–1.5%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$426,907
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	257,119
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		5.000%	01/20/2033	300,000	304,644
AT&T, Inc. (Diversified Telecom. Svs.)		5.375%	08/15/2035	800,000	823,943
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	11/01/2035	400,000	396,877
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	100,000	94,441
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	115,154
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	66,680
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	01/15/2034	75,000	64,842
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	250,000	246,977
Comcast Corp. (Media)		3.450%	02/01/2050	1,400,000	978,704
CSC Holdings LLC (Media)	(b)	4.125%	12/01/2030	200,000	130,971
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,776
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	25,000	24,928
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	3.625%	10/01/2031	25,000	22,658
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	6.125%	09/15/2033	25,000	25,220
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	540,964
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	297,796
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	315,000	274,237
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	25,000	21,250
Sirius XM Radio LLC (Media)	(b)	3.875%	09/01/2031	150,000	135,942
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	25,000	24,285
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	291,117
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	340,791
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	25,000	25,905
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	25,000	25,120
Univision Communications, Inc. (Media)	(b)	9.375%	08/01/2032	25,000	26,642
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	600,000	472,009

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	$200,000	$197,739
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	450,000	424,352
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	250,000	228,116
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	397,148
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	50,000	39,916
					7,768,170
Consumer Discretionary–1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	49,129
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	25,000	25,563
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	25,301
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	100,000	94,242
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	50,000	51,237
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.500%	02/15/2033	25,000	25,887
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	348,140
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	437,945
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	555,989
Asbury Automotive Group, Inc. (Specialty Retail)		4.750%	03/01/2030	25,000	24,348
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	48,012
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(b)(c)	10.000%, 10.750% PIK	07/15/2033	200,000	215,732
Belron U.K. Finance PLC (Specialty Retail)	(b)	5.750%	10/15/2029	250,000	253,258
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	25,000	24,857
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	4.750%	06/15/2031	25,000	24,100
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,715
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,500
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	10/15/2032	50,000	49,248
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.125%	05/01/2029	25,000	25,000
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	6.000%	05/01/2029	25,000	25,373
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,299
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.750%	03/15/2030	25,000	25,525
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(b)	8.375%	12/01/2031	50,000	53,157
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	50,000	49,930
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	04/01/2030	25,000	24,977
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	6.750%	02/15/2030	50,000	51,650
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	6.750%	09/15/2032	50,000	51,108
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	50,000	43,002
Gap, Inc. / The (Specialty Retail)	(b)	3.875%	10/01/2031	25,000	22,715
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,576
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	9.000%	02/15/2031	25,000	26,460
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	45,755
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	09/15/2033	25,000	25,334
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	852,193
J.B. Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	50,000	52,368
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	23,680
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	25,000	24,494
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	52,880
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	51,319
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	6.250%	10/01/2033	25,000	25,042
Lithia Motors, Inc. (Specialty Retail)	(b)	5.500%	10/01/2030	25,000	24,969
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	100,000	101,879
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	25,000	24,303
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	09/15/2033	25,000	25,129
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	25,546
Patrick Industries, Inc. (Automobile Components)	(b)	6.375%	11/01/2032	50,000	50,730
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. (Hotels, Restaurants & Leisure)	(b)	6.250%	10/15/2030	25,000	25,223
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	25,492
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	51,621
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	50,000	51,980
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	49,169
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	25,010
Sodexo, Inc. (Hotels, Restaurants & Leisure)	(b)	5.800%	08/15/2035	200,000	209,638
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	24,579
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	47,166
TopBuild Corp. (Household Durables)	(b)	5.625%	01/31/2034	25,000	24,909
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	75,000	74,846
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	25,015
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	48,810

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	$75,000	$80,726
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	72,871
					4,997,651
Consumer Staples–1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	74,983
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	6.250%	03/15/2033	25,000	25,567
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	625,000	479,076
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	650,000	545,051
Bacardi-Martini B.V. (Beverages)	(b)	6.000%	02/01/2035	350,000	363,958
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	100,000	103,273
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	580,230
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	704,384
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	404,794
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	24,947
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	23,779
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	50,000	47,953
Energizer Holdings, Inc. (Household Products)	(b)	6.000%	09/15/2033	25,000	24,451
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	669,023
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	164,194
Froneri Lux FinCo SARL (Food Products)	(b)	6.000%	08/01/2032	200,000	200,240
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	832,841
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	367,798
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	304,967
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	225,000	187,242
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	375,000	291,691
Mars, Inc. (Food Products)	(b)	5.200%	03/01/2035	370,000	378,190
Mars, Inc. (Food Products)	(b)	5.700%	05/01/2055	200,000	202,589
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	51,216
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	593,584
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	25,000	25,702
The Campbell's Company (Food Products)		4.750%	03/23/2035	270,000	261,840
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	526,868
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	49,252
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	50,000	48,864
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	25,131
					8,583,678
Energy–1.6%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	10/01/2029	25,000	26,072
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	49,902
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	74,725
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	25,000	25,748
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	10/15/2033	25,000	24,889
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	50,002
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	25,000	25,035
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	50,000	49,897
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	07/15/2033	25,000	25,417
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	07/15/2029	25,000	25,923
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	07/15/2032	50,000	52,583
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	400,000	397,844
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	(b)	5.000%	12/15/2029	175,000	178,882
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	400,000	399,974
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	329,546
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	10/01/2030	25,000	24,826
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	25,000	25,914
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	25,892
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.625%	06/15/2033	25,000	26,405
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	95,894
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	03/01/2032	50,000	51,871
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	437,830
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	99,837
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	100,000	102,412
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	279,151

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	$25,000	$24,161
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	110,530
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	485,535
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	262,058
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	365,196
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	224,926
EQT Corp. (Oil, Gas & Consumable Fuels)		4.750%	01/15/2031	25,000	24,949
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	49,944
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	51,567
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	220,000	145,880
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,942
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	6.500%	10/01/2033	50,000	50,909
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	50,478
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	25,117
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	375,000	319,905
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	25,000	26,000
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	75,000	76,695
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	292,542
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	296,963
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	02/01/2033	25,000	25,466
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	433,564
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	25,000	25,134
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,175
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2033	75,000	78,286
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	25,163
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2034	75,000	74,247
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	527,308
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	48,927
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	75,000	77,349
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	6.250%	10/01/2033	25,000	25,096
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.500%	05/01/2033	50,000	55,251
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	6.500%	01/15/2034	25,000	26,316
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.750%	05/01/2035	25,000	28,218
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	670,417
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	228,425
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	275,000	285,382
					8,501,492
Financials–6.5%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(b)	6.000%	08/01/2029	25,000	24,644
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(b)	7.500%	11/06/2030	25,000	26,044
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.000%	11/15/2035	250,000	247,252
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	266,580
Aircastle Ltd. / Aircastle DAC (Financial Services)	(b)	5.000%	09/15/2030	170,000	171,273
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	77,492
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	75,000	77,282
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	767,000
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	50,000	51,017
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	50,000	48,595
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. (Insurance)	(b)	7.500%	07/15/2033	50,000	51,182
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	402,832
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	210,259
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(b)	7.125%	05/15/2031	75,000	77,854
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,200,000	1,112,024
Bank of America Corp. (Rate is fixed until 04/22/2031, then SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	250,000	227,745
Bank of America Corp. (Rate is fixed until 04/25/2033, then SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	310,386
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(d)	5.511%	01/24/2036	1,100,000	1,149,844
Bank of New York Mellon / The (Rate is fixed until 04/20/2028, then SOFR + 114) (Capital Markets)	(d)	4.729%	04/20/2029	350,000	355,749
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, then SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	299,886
Blackrock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	378,802
Broadstreet Partners Group, Inc. (Insurance)	(b)	5.875%	04/15/2029	175,000	174,490
Capital One Financial Corp. (Rate is fixed until 09/11/2035, then SOFR + 163) (Consumer Finance)	(d)	5.197%	09/11/2036	400,000	395,601
Chubb INA Holdings LLC (Insurance)		4.900%	08/15/2035	255,000	256,516
Citigroup, Inc. (Rate is fixed until 01/29/2030, then SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,300,000	1,208,450
Citigroup, Inc. (Rate is fixed until 02/13/2034, then SOFR + 206) (Banks)	(d)	5.827%	02/13/2035	225,000	233,359

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(d)	6.020%	01/24/2036	$300,000	$314,275
Citigroup, Inc. (Rate is fixed until 09/11/2035, then SOFR + 149) (Banks)	(d)	5.174%	09/11/2036	60,000	60,609
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	475,000	473,862
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	622,693
Comerica, Inc. (Rate is fixed until 01/30/2029, then SOFR + 216) (Banks)	(d)	5.982%	01/30/2030	320,000	333,007
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	170,000	178,818
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	418,443
CrossCountry Intermediate HoldCo LLC (Financial Services)	(b)	6.500%	10/01/2030	50,000	50,184
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.000%	12/14/2026	540,000	526,345
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.375%	12/14/2028	180,000	169,612
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	305,000	230,267
Fifth Third Bancorp (Rate is fixed until 04/25/2032, then SOFR + 166) (Banks)	(d)	4.337%	04/25/2033	270,000	263,145
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	413,074
FNB Corp. (Rate is fixed until 12/11/2029, then SOFRINDX + 193) (Banks)	(d)	5.722%	12/11/2030	350,000	355,406
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	503,981
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	213,775
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	363,299
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	442,784
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,150,000	1,131,812
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, then SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	250,000	220,608
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, then SOFR + 155) (Capital Markets)	(d)	5.851%	04/25/2035	250,000	266,365
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	200,000	199,799
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	26,073
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, then SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	450,000	451,965
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, then SOFRINDX + 187) (Banks)	(d)	5.709%	02/02/2035	275,000	286,626
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	691,132
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	330,539
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	451,906
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	265,328
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	602,256
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,531
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	6.875%	10/01/2033	75,000	74,607
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, then SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	1,025,000	950,718
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, then TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	88,288
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, then TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	90,881
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	200,000	182,969
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, then SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	317,258
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, then SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	416,783
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, then SOFR + 181) (Banks)	(d)	6.254%	10/23/2034	100,000	110,192
JPMorgan Chase & Co. (Rate is fixed until 07/23/2035, then SOFR + 164) (Banks)	(d)	5.576%	07/23/2036	350,000	362,839
KeyCorp (Rate is fixed until 03/06/2034, then SOFRINDX + 242) (Banks)	(d)	6.401%	03/06/2035	350,000	379,820
Lincoln Financial Global Funding (Insurance)	(b)	5.300%	01/13/2030	170,000	175,904
M&T Bank Corp. (Rate is fixed until 10/30/2028, then SOFR + 280) (Banks)	(d)	7.413%	10/30/2029	225,000	244,421
M&T Bank Corp. (Rate is fixed until 01/27/2033, then SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	495,000	496,266
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	330,278
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	751,917
MetLife, Inc. (Insurance)		6.375%	06/15/2034	400,000	446,227
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	238,260
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	280,168
Morgan Stanley (Rate is fixed until 01/24/2028, then TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	425,000	421,316
Morgan Stanley (Rate is fixed until 02/13/2031, then SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	257,293
Morgan Stanley (Rate is fixed until 04/28/2031, then SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	218,182
Morgan Stanley (Rate is fixed until 04/21/2033, then SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	201,089
Morgan Stanley (Rate is fixed until 07/21/2033, then SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	104,190
Morgan Stanley (Rate is fixed until 01/18/2034, then SOFR + 173) (Capital Markets)	(d)	5.466%	01/18/2035	140,000	145,816
Morgan Stanley (Rate is fixed until 01/18/2035, then SOFR + 142) (Capital Markets)	(d)	5.587%	01/18/2036	200,000	209,401
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	415,436
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	714,955
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	100,000	104,012
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, then SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	630,000	625,214
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/29/2035, then SOFR + 139) (Banks)	(d)	5.575%	01/29/2036	140,000	146,076
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	491,504
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	101,447
Regions Financial Corp. (Rate is fixed until 06/06/2029, then SOFR + 149) (Banks)	(d)	5.722%	06/06/2030	330,000	343,935
Rocket Cos., Inc. (Financial Services)	(b)	6.375%	08/01/2033	25,000	25,803

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	$50,000	$47,686
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	45,664
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	48,444
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	25,000	25,280
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	357,190
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (Financial Services)	(b)	6.750%	08/15/2032	25,000	25,847
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	180,073
Truist Financial Corp. (Rate is fixed until 10/28/2025, then SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	550,000	550,455
Truist Financial Corp. (Rate is fixed until 06/08/2033, then SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	150,000	158,929
U.S. Bancorp (Rate is fixed until 07/22/2032, then SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	500,000	501,956
U.S. Bancorp (Rate is fixed until 06/10/2033, then SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	200,000	213,118
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	50,000	49,982
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	04/15/2029	50,000	49,313
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	150,000	157,302
UWM Holdings LLC (Financial Services)	(b)	6.625%	02/01/2030	25,000	25,432
UWM Holdings LLC (Financial Services)	(b)	6.250%	03/15/2031	25,000	24,881
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	259,088
Wells Fargo & Co. (Rate is fixed until 02/11/2030, then TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	525,000	487,898
Wells Fargo & Co. (Rate is fixed until 07/25/2032, then SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	558,761
Wells Fargo & Co. (Rate is fixed until 04/24/2033, then SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	155,859
Wells Fargo & Co. (Rate is fixed until 10/23/2033, then SOFR + 206) (Banks)	(d)	6.491%	10/23/2034	200,000	222,219
Wells Fargo & Co. (Rate is fixed until 01/23/2034, then SOFR + 178) (Banks)	(d)	5.499%	01/23/2035	200,000	208,618
					34,330,137
Health Care–2.1%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	509,752
AbbVie, Inc. (Biotechnology)		4.875%	03/15/2030	400,000	411,744
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	631,861
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	75,000	73,811
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	400,000	370,035
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	265,000	274,498
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	361,988
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	165,000	164,578
Amneal Pharmaceuticals LLC (Pharmaceuticals)	(b)	6.875%	08/01/2032	25,000	25,855
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	800,998
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	50,000	49,183
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	4.875%	06/01/2028	100,000	89,500
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	128,639
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	300,000	195,085
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	400,000	390,023
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	201,500
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	184,382
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.000%	01/15/2029	25,000	24,266
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	25,000	18,133
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	25,000	22,616
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	9.750%	01/15/2034	25,000	25,612
Concentra Health Services, Inc. (Health Care Providers & Svs.)	(b)	6.875%	07/15/2032	50,000	51,919
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	430,249
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	510,724
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	380,000	381,171
Elevance Health, Inc. (Health Care Providers & Svs.)		5.000%	01/15/2036	250,000	248,181
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	255,000	281,763
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	199,255
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	117,777
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	410,470
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	110,000	110,215
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	72,722
Insulet Corp. (Health Care Equip. & Supplies)	(b)	6.500%	04/01/2033	50,000	51,982
IQVIA, Inc. (Life Sciences Tools & Svs.)	(b)	6.250%	06/01/2032	50,000	51,407
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	24,111
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	150,000	148,703
Opal Bidco SAS (Pharmaceuticals)	(b)	6.500%	03/31/2032	200,000	204,949
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	404,560
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	353,588
Pfizer Investment Enterprises Pte Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	265,756
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.875%	11/15/2031	50,000	51,383
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	527,000	327,719
Select Medical Corp. (Health Care Providers & Svs.)	(b)	6.250%	12/01/2032	75,000	75,031
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	317,860

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	$400,000	$305,198
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	49,543
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	25,000	25,014
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,416
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	25,000	25,882
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	400,000	366,515
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	600,000	400,920
					11,243,042
Industrials–2.6%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	278,102
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	790,981
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	100,000	104,850
Amentum Holdings, Inc. (Professional Svs.)	(b)	7.250%	08/01/2032	75,000	77,877
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	500,000	338,361
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	475,000	471,403
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	349,672
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.500%	06/15/2029	25,000	25,728
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	26,004
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	335,888
CACI International, Inc. (Professional Svs.)	(b)	6.375%	06/15/2033	25,000	25,789
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	87,652
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	56,202
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	495,068
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	139,496
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	160,000	173,492
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	70,877
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(b)	5.750%	10/15/2033	25,000	25,218
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	422,872
CP Atlas Buyer, Inc. (Building Products)	(b)	9.750%	07/15/2030	25,000	26,183
CP Atlas Buyer, Inc. (Building Products)	(b)(c)	12.750%, 12.750% PIK	01/15/2031	25,000	24,969
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	75,000	77,096
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	25,966
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	746,852
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	151,941
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	100,000	101,361
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	24,786
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	50,000	51,830
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.375%	11/15/2032	100,000	103,803
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	50,000	51,883
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	731,500
Goat Holdco LLC (Aerospace & Defense)	(b)	6.750%	02/01/2032	25,000	25,625
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	330,000	342,345
Herc Holdings, Inc. (Trading Companies & Distributors)	(b)	7.000%	06/15/2030	50,000	51,936
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	241,044
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	560,000	551,050
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	114,690
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	180,000	183,202
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	49,916
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	24,399
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	98,790
Masco Corp. (Building Products)		3.500%	11/15/2027	200,000	197,174
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	25,000	25,836
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	25,000	25,681
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	24,353
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	625,000	614,654
QXO Building Products, Inc. (Trading Companies & Distributors)	(b)	6.750%	04/30/2032	25,000	25,885
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	204,993
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	174,438
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	630,000	652,518
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	250,000	256,794
Science Applications International Corp. (Professional Svs.)	(b)	4.875%	04/01/2028	50,000	49,494
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	77,044
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	75,000	74,870
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	51,301
Standard Building Solutions, Inc. (Building Products)	(b)	6.250%	08/01/2033	25,000	25,335
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	500,000	494,999
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,476
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,560

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	$25,000	$25,903
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	25,000	25,739
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	05/31/2033	50,000	50,562
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	01/31/2034	25,000	25,849
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	245,709
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	533,103
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	462,903
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	25,000	24,924
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,301
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	400,000	399,054
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	187,708
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	196,191
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	25,877
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	25,000	25,325
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,740
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2033	25,000	25,916
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	75,000	74,777
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	139,243
					13,664,928
Information Technology–1.7%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	628,616
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	341,468
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	159,998
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	100,000	99,182
Autodesk, Inc. (Software)		5.300%	06/15/2035	140,000	143,873
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	350,229
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	435,000	396,981
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	12,801
Broadcom, Inc. (Semiconductors & Equip.)		4.900%	02/15/2038	265,000	263,580
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	75,000	78,434
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	359,103
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	50,451
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	77,790
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	50,000	53,038
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	50,000	49,310
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	24,952
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	25,000	25,110
CoreWeave, Inc. (IT Svs.)	(b)	9.250%	06/01/2030	50,000	51,640
CoreWeave, Inc. (IT Svs.)	(b)	9.000%	02/01/2031	25,000	25,622
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.000%	04/01/2030	280,000	286,804
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.100%	02/15/2036	300,000	298,327
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	47,995
Ellucian Holdings, Inc. (Software)	(b)	6.500%	12/01/2029	25,000	25,398
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	75,000	76,052
Fair Isaac Corp. (Software)	(b)	6.000%	05/15/2033	25,000	25,311
Fortinet, Inc. (Software)		1.000%	03/15/2026	470,000	462,459
Fortress Intermediate 3, Inc. (IT Svs.)	(b)	7.500%	06/01/2031	25,000	26,176
Gen Digital, Inc. (Software)	(b)	6.250%	04/01/2033	75,000	76,566
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	396,890
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	172,145
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	50,000	51,265
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		5.350%	07/30/2030	200,000	207,886
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	241,519
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	325,000	323,979
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	150,000	139,139
NCR Voyix Corp. (Software)	(b)	5.125%	04/15/2029	25,000	24,598
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	26,010
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	25,000	23,631
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	326,009
Oracle Corp. (Software)		5.950%	09/26/2055	315,000	314,031
Qnity Electronics, Inc. (Semiconductors & Equip.)	(b)	6.250%	08/15/2033	25,000	25,530
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	25,000	25,771
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	73,038
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	525,597
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	8.250%	12/15/2029	25,000	26,465
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	5.875%	07/15/2030	25,000	25,435
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	9.625%	12/01/2032	39,000	44,174
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	47,843

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	$250,000	$268,746
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	25,000	24,036
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	75,000	77,388
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	510,000	459,673
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	47,142
VMware LLC (Software)		1.400%	08/15/2026	240,000	234,665
VMware LLC (Software)		2.200%	08/15/2031	190,000	167,584
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	25,677
					8,863,132
Materials–0.5%
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	375,000	343,733
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	185,103
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,591
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	50,000	49,789
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	25,000	23,519
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.500%	09/15/2031	25,000	25,768
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	50,000	50,498
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.625%	01/15/2034	25,000	25,760
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	51,291
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	25,000	25,681
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.750%	04/15/2032	50,000	51,293
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	25,000	24,553
Crown Americas LLC (Containers & Packaging)	(b)	5.875%	06/01/2033	25,000	25,253
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	250,000	256,225
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	350,000	239,847
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	25,000	23,700
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	23,369
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	50,000	50,158
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	25,000	23,858
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.375%	03/01/2032	25,000	25,896
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.750%	03/01/2033	25,000	25,992
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	100,000	100,705
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	25,000	24,535
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,893
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	26,233
Solstice Advanced Materials, Inc. (Chemicals)	(b)	5.625%	09/30/2033	25,000	25,083
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	12.250%	01/15/2031	200,000	216,468
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	25,000	23,237
W.R. Grace Holdings LLC (Chemicals)	(b)	6.625%	08/15/2032	25,000	24,720
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	325,000	323,191
					2,366,942
Real Estate–1.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	530,000	435,363
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	500,000	456,170
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	716,459
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	648,024
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	507,351
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	455,701
Healthpeak OP LLC (Health Care REITs)		4.750%	01/15/2033	300,000	298,059
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	51,527
Iron Mountain, Inc. (Specialized REITs)	(b)	6.250%	01/15/2033	25,000	25,500
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	601,855
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	724,314
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	48,025
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	25,000	26,374
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	255,581
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	835,452
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,702
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	06/15/2033	25,000	25,747
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	787,951
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	344,488
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	475,014
XHR LP (Hotel & Resort REITs)	(b)	6.625%	05/15/2030	50,000	51,374
					7,796,031
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	944,563

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	$380,000	$399,454
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	340,768
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	49,854
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	23,811
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	427,314
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	97,940
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	659,882
Duke Energy Corp. (Electric Utilities)		4.950%	09/15/2035	300,000	298,031
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	450,000	344,970
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	485,030
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	397,631
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	172,573
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	669,664
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	666,769
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,162,279
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	121,202
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	231,949
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	220,000	200,742
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	594,952
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	257,417
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	547,813
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	107,726
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	518,342
NRG Energy, Inc. (Electric Utilities)	(b)	5.750%	07/15/2029	25,000	25,030
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	28,000	25,803
NRG Energy, Inc. (Electric Utilities)	(b)	6.250%	11/01/2034	25,000	25,627
NRG Energy, Inc. (Electric Utilities)	(b)	6.000%	01/15/2036	25,000	25,004
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	198,588
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	650,398
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	578,141
Southern Co. / The (Rate is fixed until 01/15/2026, then H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	500,000	498,184
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	25,000	24,928
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	23,787
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	74,459
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	25,000	24,163
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	75,000	77,985
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	74,941
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	25,000	26,455
WBI Operating LLC (Water Utilities)	(b)	6.250%	10/15/2030	25,000	25,000
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	179,160
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	50,000	51,336
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	8.625%	03/15/2033	25,000	26,217
					12,355,882
Total Corporate Bonds (Cost $125,606,224)					$120,471,085

U.S. Government Agency Mortgage-Backed Securities–20.5%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$759,825	$707,303
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,149,444	2,061,544
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,121,532	955,391
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,146,064	2,703,639
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	4,865,077	3,970,236
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	883,066	757,520
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	1,000,147	1,013,194
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	944,471	940,819
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,447,695	1,464,574
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	741,383	709,113
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,136,964	1,050,204
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,520,643	1,298,199
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,312,299	2,050,180
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,483,334	1,207,659
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	2,794,989	2,756,816
Fannie Mae Pool FN CB9426	4.500%	11/01/2054	1,933,946	1,876,352
Fannie Mae Pool FN FA0970	6.000%	03/01/2055	2,866,858	2,932,960
Fannie Mae Pool FN FA1974	6.500%	06/01/2055	1,968,991	2,043,631
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	856,632	805,352
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	573,920	549,133
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	4,956,360	4,048,952
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,438,744	2,167,856

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	$2,418,155	$2,073,840
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,448,971	2,266,416
Fannie Mae Pool FN FM8745	2.500%	09/01/2051	2,514,313	2,120,967
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,367,926	3,014,022
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,465,197	2,668,320
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,375,274	1,116,595
Fannie Mae Pool FN MA4536	2.000%	02/01/2037	1,894,806	1,741,903
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	570,781	539,241
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,210,973	1,237,846
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,281,996	1,311,047
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,171,230	2,163,346
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	644,203	643,578
Freddie Mac Pool FR QJ3044	5.500%	09/01/2054	1,773,120	1,790,405
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,738,180	3,876,106
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,177,767	1,085,206
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,675,964	1,540,156
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,635,415	1,537,926
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,738,730	1,479,647
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,522,624	1,576,082
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	553,471	547,529
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,154,031	1,020,227
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	515,022	471,379
Freddie Mac Pool FR SD8218	2.000%	06/01/2052	1,271,638	1,029,665
Freddie Mac Pool FR SD8220	3.000%	06/01/2052	1,234,831	1,085,890
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	2,063,508	2,085,753
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,534,612	1,571,627
Freddie Mac Pool FR SD8469	5.500%	10/01/2054	952,531	961,052
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	1,648,626	1,635,825
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	537,256	494,548
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	5,007,503	4,313,083
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,641,579	4,147,548
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,263,887	4,351,660
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,526,667	1,404,368
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,591,761	2,589,621
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	2,924,218	2,773,124
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,177,920	2,120,492
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,163,912	1,178,696
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	631,262	646,214
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,389,979	1,402,003
Total U.S. Government Agency Mortgage-Backed Securities (Cost $115,427,789)				$107,683,580

Investment Companies–8.5%		Shares	Value
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 03/24/2023 through 02/27/2024, Cost $7,946,054)	(e)(f)	996,517	$8,908,862
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 09/11/2025, Cost $35,422,113)	(f)(g)	4,006,856	35,821,291
Total Investment Companies (Cost $43,368,167)			$44,730,153

Asset-Backed / Mortgage-Backed Securities–2.2%		Rate	Maturity	Face Amount	Value
Financials–2.2%
BANK 2022-BNK40 A4		3.504%	03/15/2064	$660,000	$614,834
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,375,486	1,421,743
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,011,741
Benchmark 2021-B26 A2		1.957%	06/15/2054	273,490	267,697
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	360,965
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	360,342
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,582,108	1,313,273
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	725,297	719,993
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,165,968	1,007,441
J.P. Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,551,790	1,285,158
J.P. Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,583,041	1,315,947
MMAF Equipment Finance LLC 2020-A5	(b)	1.560%	10/09/2042	750,000	717,698
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	78,863	74,410
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	795,164
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	197,591	188,547
Total Asset-Backed / Mortgage-Backed Securities (Cost $12,489,413)					$11,454,953

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$617,969

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Sovereign Debt Issues (Continued)	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	5.625%	09/22/2035	$400,000	$398,024
Mexico Government International Bond	4.500%	01/31/2050	525,000	404,119
Total Sovereign Debt Issues (Cost $1,598,108)				$1,420,112

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(h)	113	$2,170
Total Common Stocks (Cost $77,815)			$2,170

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(h)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(h)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 98.0% (Cost $533,564,881)	(i)				$515,522,375
Other Assets in Excess of Liabilities – 2.0%					10,741,196
Net Assets – 100.0%					$526,263,571

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.740% at 9/30/2025
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.240% at 9/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.214% at 9/30/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 3.976% at 9/30/2025

Footnotes:
(a)
Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2025.  The value of securities pledged totaled $809,260.  See also the following Schedule of Open Futures Contracts.

(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2025, the value of these securities totaled $32,759,798, or 6.2% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2025.

(e)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(f)	Represents a security deemed to be restricted. At September 30, 2025, the value of restricted securities in the Portfolio totaled $44,730,153, or 8.5% of the Portfolio’s net assets.
(g)
Open-end extended payment fund.  Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933.  Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.  When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(h)	Non-income producing security.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	88	December 19, 2025	$10,038,939	$10,126,875	$87,936	$(5,500)
CBT U.S. Long Bond - Long	8	December 19, 2025	912,425	932,750	20,325	(2,000)
CBT 2-Year U.S. Treasury Note - Long	408	December 31, 2025	84,980,231	85,026,563	46,332	44,625
CBT 5-Year U.S. Treasury Note - Long	100	December 31, 2025	10,926,946	10,919,531	(7,415)	3,906
			$106,858,541	$107,005,719	$147,178	$41,031

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2025 (Unaudited)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	190	December 19, 2025	$(21,277,114)	$(21,375,000)	$(97,886)	$2,969
CBT U.S. Ultra Bond - Short	12	December 19, 2025	(1,407,186)	(1,440,750)	(33,564)	6,750
			$(22,684,300)	$(22,815,750)	$(131,450)	$9,719
Total Futures Contracts			$84,174,241	$84,189,969	$15,728	$50,750
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–98.9%		Shares	Value
Communication Services–10.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		29,960	$7,283,276
Alphabet, Inc. Class C (Interactive Media & Svs.)		24,189	5,891,231
AT&T, Inc. (Diversified Telecom. Svs.)		200,706	5,667,937
Electronic Arts, Inc. (Entertainment)		32,525	6,560,292
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		18,441	13,542,702
Netflix, Inc. (Entertainment)	(a)	4,843	5,806,370
Take-Two Interactive Software, Inc. (Entertainment)	(a)	26,108	6,745,263
TKO Group Holdings, Inc. (Entertainment)		12,676	2,560,045
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,395	5,600,295
Verizon Communications, Inc. (Diversified Telecom. Svs.)		34,659	1,523,263
			61,180,674
Consumer Discretionary–6.9%
Amazon.com, Inc. (Broadline Retail)	(a)	75,908	16,667,119
AutoZone, Inc. (Specialty Retail)	(a)	1,182	5,071,064
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	14,289	3,886,465
eBay, Inc. (Broadline Retail)		20,093	1,827,458
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,120	644,247
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	55,384	5,970,949
Tesla, Inc. (Automobiles)	(a)	10,798	4,802,087
TJX Cos., Inc. / The (Specialty Retail)		6,430	929,392
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		2,231	339,112
			40,137,893
Consumer Staples–15.4%
Altria Group, Inc. (Tobacco)		86,022	5,682,613
Church & Dwight Co., Inc. (Household Products)		53,705	4,706,169
Coca-Cola Co. / The (Beverages)		90,231	5,984,120
Colgate-Palmolive Co. (Household Products)		69,390	5,547,037
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,065	5,613,946
Dollar General Corp. (Consumer Staples Distribution & Retail)		49,491	5,114,895
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	20,370	1,922,317
Hershey Co. / The (Food Products)		18,526	3,465,288
Hormel Foods Corp. (Food Products)		59,826	1,480,095
Kellanova (Food Products)		57,841	4,744,119
Kenvue, Inc. (Personal Care Products)		22,442	364,234
Keurig Dr Pepper, Inc. (Beverages)		218,846	5,582,761
Kimberly-Clark Corp. (Household Products)		40,040	4,978,574
Kroger Co. / The (Consumer Staples Distribution & Retail)		88,476	5,964,167
Mondelez International, Inc. Class A (Food Products)		80,660	5,038,830
Monster Beverage Corp. (Beverages)	(a)	93,827	6,315,495
Philip Morris International, Inc. (Tobacco)		36,252	5,880,074
Procter & Gamble Co. / The (Household Products)		11,270	1,731,636
Sysco Corp. (Consumer Staples Distribution & Retail)		34,852	2,869,714
Tyson Foods, Inc. Class A (Food Products)		21,280	1,155,504
Walmart, Inc. (Consumer Staples Distribution & Retail)		59,319	6,113,416
			90,255,004
Financials–6.0%
Arthur J. Gallagher & Co. (Insurance)		1,301	402,972
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	7,796	3,919,361
Brown & Brown, Inc. (Insurance)		24,104	2,260,714
Common Stocks (Continued)		Shares	Value
Financials (continued)
CBOE Global Markets, Inc. (Capital Markets)		21,783	$5,342,281
CME Group, Inc. (Capital Markets)		22,322	6,031,181
Jack Henry & Associates, Inc. (Financial Services)		11,384	1,695,419
JPMorgan Chase & Co. (Banks)		10,100	3,185,843
Progressive Corp. / The (Insurance)		21,627	5,340,788
Visa, Inc. (Financial Services)		1,898	647,939
W. R. Berkley Corp. (Insurance)		71,303	5,463,236
Willis Towers Watson PLC (Insurance)		3,126	1,079,877
			35,369,611
Health Care–12.4%
Abbott Laboratories (Health Care Equip. & Supplies)		45,050	6,033,997
AbbVie, Inc. (Biotechnology)		4,242	982,193
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	54,174	5,289,007
Cardinal Health, Inc. (Health Care Providers & Svs.)		35,425	5,560,308
Cencora, Inc. (Health Care Providers & Svs.)		20,491	6,404,052
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	7,292	567,099
Eli Lilly & Co. (Pharmaceuticals)		2,940	2,243,220
Gilead Sciences, Inc. (Biotechnology)		51,494	5,715,834
HCA Healthcare, Inc. (Health Care Providers & Svs.)		13,362	5,694,884
Incyte Corp. (Biotechnology)	(a)	15,044	1,275,882
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,860	831,848
Johnson & Johnson (Pharmaceuticals)		35,672	6,614,302
McKesson Corp. (Health Care Providers & Svs.)		7,307	5,644,950
Medtronic PLC (Health Care Equip. & Supplies)		34,929	3,326,638
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		25,227	4,807,762
ResMed, Inc. (Health Care Equip. & Supplies)		13,601	3,723,002
STERIS PLC (Health Care Equip. & Supplies)		10,187	2,520,671
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	13,502	5,287,923
			72,523,572
Industrials–8.1%
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	7,027	5,042,856
Cintas Corp. (Commercial Svs. & Supplies)		5,497	1,128,314
GE Vernova, Inc. (Electrical Equip.)		2,239	1,376,761
General Dynamics Corp. (Aerospace & Defense)		2,759	940,819
General Electric Co. (Aerospace & Defense)		17,302	5,204,788
Howmet Aerospace, Inc. (Aerospace & Defense)		14,280	2,802,165
L3Harris Technologies, Inc. (Aerospace & Defense)		10,737	3,279,187
Leidos Holdings, Inc. (Professional Svs.)		3,592	678,744
Lockheed Martin Corp. (Aerospace & Defense)		5,048	2,520,012
Northrop Grumman Corp. (Aerospace & Defense)		8,844	5,388,826
Republic Services, Inc. (Commercial Svs. & Supplies)		26,733	6,134,689
Rollins, Inc. (Commercial Svs. & Supplies)		56,850	3,339,369
RTX Corp. (Aerospace & Defense)		34,142	5,712,981
Verisk Analytics, Inc. (Professional Svs.)		11,149	2,804,085
Waste Management, Inc. (Commercial Svs. & Supplies)		4,985	1,100,838
			47,454,434
Information Technology–32.8%
Adobe, Inc. (Software)	(a)	6,184	2,181,406
Apple, Inc. (Tech. Hardware, Storage & Periph.)		124,319	31,655,347
Arista Networks, Inc. (Communications Equip.)	(a)	12,767	1,860,280

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
September 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Broadcom, Inc. (Semiconductors & Equip.)		35,077	$11,572,253
Cisco Systems, Inc. (Communications Equip.)		79,842	5,462,790
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,440	2,177,287
F5, Inc. (Communications Equip.)	(a)	10,365	3,349,864
Fortinet, Inc. (Software)	(a)	63,906	5,373,216
GoDaddy, Inc. Class A (IT Svs.)	(a)	20,915	2,861,799
International Business Machines Corp. (IT Svs.)		22,029	6,215,703
Intuit, Inc. (Software)		5,385	3,677,470
Microsoft Corp. (Software)		66,642	34,517,224
Motorola Solutions, Inc. (Communications Equip.)		7,746	3,542,168
NVIDIA Corp. (Semiconductors & Equip.)		245,377	45,782,441
Oracle Corp. (Software)		18,560	5,219,814
Palantir Technologies, Inc. Class A (Software)	(a)	36,839	6,720,170
Palo Alto Networks, Inc. (Software)	(a)	22,985	4,680,206
Roper Technologies, Inc. (Software)		4,997	2,491,954
Salesforce, Inc. (Software)		15,064	3,570,168
Tyler Technologies, Inc. (Software)	(a)	8,492	4,442,675
VeriSign, Inc. (IT Svs.)		16,759	4,685,314
			192,039,549
Materials–0.9%
Newmont Corp. (Metals & Mining)		59,333	5,002,365
Common Stocks (Continued)		Shares	Value
Real Estate–0.8%
Welltower, Inc. (Health Care REITs)		26,127	$4,654,264
Utilities–5.2%
American Electric Power Co., Inc. (Electric Utilities)		21,310	2,397,375
American Water Works Co., Inc. (Water Utilities)		16,444	2,288,840
Atmos Energy Corp. (Gas Utilities)		18,593	3,174,755
CenterPoint Energy, Inc. (Multi-Utilities)		51,599	2,002,041
Consolidated Edison, Inc. (Multi-Utilities)		53,439	5,371,688
Duke Energy Corp. (Electric Utilities)		43,885	5,430,769
Exelon Corp. (Electric Utilities)		25,230	1,135,602
FirstEnergy Corp. (Electric Utilities)		17,936	821,828
NiSource, Inc. (Multi-Utilities)		20,809	901,030
Southern Co. / The (Electric Utilities)		67,543	6,401,050
WEC Energy Group, Inc. (Multi-Utilities)		7,156	820,006
			30,744,984
Total Common Stocks (Cost $493,499,082)			$579,362,350
Total Investments – 98.9% (Cost $493,499,082)	(b)		$579,362,350
Other Assets in Excess of Liabilities – 1.1%			6,278,578
Net Assets – 100.0%			$585,640,928

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Common Stocks–96.5%		Shares	Value
Communication Services–6.0%
Alphabet, Inc. Class C (Interactive Media & Svs.)		3,666	$892,854
AT&T, Inc. (Diversified Telecom. Svs.)		91,301	2,578,340
Electronic Arts, Inc. (Entertainment)		6,184	1,247,313
Walt Disney Co. / The (Entertainment)		21,821	2,498,505
			7,217,012
Consumer Discretionary–8.9%
BorgWarner, Inc. (Automobile Components)		23,912	1,051,172
Dick's Sporting Goods, Inc. (Specialty Retail)		7,121	1,582,429
Genuine Parts Co. (Distributors)		5,942	823,561
Lowe's Cos., Inc. (Specialty Retail)		8,217	2,065,014
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		11,346	791,157
Pool Corp. (Distributors)		2,404	745,408
Ross Stores, Inc. (Specialty Retail)		8,875	1,352,461
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,812	990,711
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,581	1,304,312
			10,706,225
Consumer Staples–5.8%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		1,959	1,107,462
Philip Morris International, Inc. (Tobacco)		16,321	2,647,266
Walmart, Inc. (Consumer Staples Distribution & Retail)		30,984	3,193,211
			6,947,939
Energy–7.1%
APA Corp. (Oil, Gas & Consumable Fuels)		24,216	587,964
Cactus, Inc. Class A (Energy Equip. & Svs.)		16,082	634,757
Chevron Corp. (Oil, Gas & Consumable Fuels)		14,404	2,236,797
ConocoPhillips (Oil, Gas & Consumable Fuels)		15,679	1,483,077
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		25,267	2,832,936
Phillips 66 (Oil, Gas & Consumable Fuels)		6,021	818,976
			8,594,507
Financials–21.0%
Axis Capital Holdings Ltd. (Insurance)		17,032	1,631,665
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,247	4,648,837
Citigroup, Inc. (Banks)		28,469	2,889,603
Fiserv, Inc. (Financial Services)	(a)	4,958	639,235
JPMorgan Chase & Co. (Banks)		18,053	5,694,458
Mastercard, Inc. Class A (Financial Services)		3,505	1,993,679
MetLife, Inc. (Insurance)		12,329	1,015,540
MGIC Investment Corp. (Financial Services)		19,702	558,946
Raymond James Financial, Inc. (Capital Markets)		5,718	986,927
S&P Global, Inc. (Capital Markets)		5,011	2,438,904
Wells Fargo & Co. (Banks)		33,367	2,796,822
			25,294,616
Health Care–18.9%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		15,413	1,978,259
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	5,229	654,775
Cencora, Inc. (Health Care Providers & Svs.)		5,618	1,755,793
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4,802	751,321
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		10,493	788,024
Gilead Sciences, Inc. (Biotechnology)		16,340	1,813,740
HCA Healthcare, Inc. (Health Care Providers & Svs.)		2,720	1,159,264
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Johnson & Johnson (Pharmaceuticals)		30,526	$5,660,131
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		9,189	1,751,240
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,891	2,750,063
ResMed, Inc. (Health Care Equip. & Supplies)		4,552	1,246,019
United Therapeutics Corp. (Biotechnology)	(a)	1,474	617,916
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,488	1,895,006
			22,821,551
Industrials–17.0%
Allegion PLC (Building Products)		7,444	1,320,193
Allison Transmission Holdings, Inc. (Machinery)		7,498	636,430
CSX Corp. (Ground Transportation)		29,188	1,036,466
Curtiss-Wright Corp. (Aerospace & Defense)		1,024	555,971
Generac Holdings, Inc. (Electrical Equip.)	(a)	7,646	1,279,940
ITT, Inc. (Machinery)		6,499	1,161,761
J.B. Hunt Transport Services, Inc. (Ground Transportation)		4,730	634,624
Landstar System, Inc. (Ground Transportation)		6,109	748,719
MSA Safety, Inc. (Commercial Svs. & Supplies)		4,442	764,335
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		10,749	990,413
nVent Electric PLC (Electrical Equip.)		4,881	481,462
Otis Worldwide Corp. (Machinery)		12,936	1,182,738
PACCAR, Inc. (Machinery)		7,430	730,518
Paycom Software, Inc. (Professional Svs.)		3,731	776,570
RTX Corp. (Aerospace & Defense)		23,026	3,852,941
Uber Technologies, Inc. (Ground Transportation)	(a)	10,587	1,037,208
Veralto Corp. (Commercial Svs. & Supplies)		20,039	2,136,358
Westinghouse Air Brake Technologies Corp. (Machinery)		5,508	1,104,189
			20,430,836
Information Technology–7.8%
Cisco Systems, Inc. (Communications Equip.)		29,855	2,042,679
Lam Research Corp. (Semiconductors & Equip.)		5,561	744,618
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		6,068	1,694,732
Texas Instruments, Inc. (Semiconductors & Equip.)		19,346	3,554,440
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	4,442	1,319,985
			9,356,454
Materials–2.2%
CF Industries Holdings, Inc. (Chemicals)		11,466	1,028,500
PPG Industries, Inc. (Chemicals)		4,074	428,218
Steel Dynamics, Inc. (Metals & Mining)		8,655	1,206,767
			2,663,485
Real Estate–1.8%
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	4,023	1,199,981
Public Storage (Specialized REITs)		3,226	931,830
			2,131,811
Total Common Stocks (Cost $97,740,633)			$116,164,436
Total Investments – 96.5% (Cost $97,740,633)	(b)		$116,164,436
Other Assets in Excess of Liabilities – 3.5%			4,216,471
Net Assets – 100.0%			$120,380,907

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Exchange Traded Funds–95.6%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$19,211,840
iShares AAA CLO Active ETF		66,000	3,429,690
iShares Core MSCI EAFE ETF		217,905	19,025,286
iShares Core MSCI Emerging Markets ETF		105,402	6,948,100
iShares Core S&P 500 ETF		197,178	131,971,235
iShares Core S&P Mid-Cap ETF		205,000	13,378,300
iShares Core S&P Total U.S. Stock Market ETF		41,500	6,044,475
iShares Core U.S. Aggregate Bond ETF		1,961,199	196,610,200
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,791,366
iShares MSCI EAFE ETF		69,613	6,499,766
iShares Russell 1000 ETF		23,153	8,461,958
SPDR Portfolio S&P 500 Value ETF		220,000	12,172,600
Vanguard S&P 500 ETF		38,000	23,270,440
Vanguard S&P 500 Value ETF		5,000	997,350
Vanguard Total Stock Market ETF		55,000	18,049,350
Total Exchange Traded Funds (Cost $420,817,436)			$493,861,956
Total Investments – 95.6% (Cost $420,817,436)	(a)		$493,861,956
Other Assets in Excess of Liabilities – 4.4%	(b)		22,987,085
Net Assets – 100.0%			$516,849,041

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $725,677 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	137	December 19, 2025	$15,372,060	$15,412,500	$40,440	$(2,141)
MSCI EAFE Index - Long	18	December 19, 2025	2,509,420	2,506,770	(2,650)	9,630
MSCI Emerging Markets Index - Long	168	December 19, 2025	11,359,675	11,421,480	61,805	36,960
Total Futures Contracts			$29,241,155	$29,340,750	$99,595	$44,449
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Exchange Traded Funds–97.2%		Shares	Value
Invesco QQQ Trust Series 1 ETF		46,000	$27,617,020
iShares Core MSCI EAFE ETF		264,694	23,110,433
iShares Core MSCI Emerging Markets ETF		176,946	11,664,280
iShares Core S&P 500 ETF		218,194	146,037,244
iShares Core S&P Mid-Cap ETF		50,000	3,263,000
iShares Core S&P Total U.S. Stock Market ETF		83,000	12,088,950
iShares Core U.S. Aggregate Bond ETF		1,592,480	159,646,120
iShares MSCI EAFE ETF		24,921	2,326,874
iShares Russell 1000 ETF		46,454	16,978,008
SPDR Portfolio S&P 500 Value ETF		257,000	14,219,810
Vanguard S&P 500 ETF		21,000	12,859,980
Vanguard S&P 500 Value ETF		7,000	1,396,290
Vanguard Total Stock Market ETF		47,000	15,423,990
Total Exchange Traded Funds (Cost $343,186,249)			$446,631,999
Total Investments – 97.2% (Cost $343,186,249)	(a)		$446,631,999
Other Assets in Excess of Liabilities – 2.8%	(b)		12,980,176
Net Assets – 100.0%			$459,612,175

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $1,566,714 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	55	December 19, 2025	$18,366,425	$18,531,563	$165,138	$69,438
MSCI EAFE Index - Long	32	December 19, 2025	4,461,188	4,456,480	(4,708)	17,120
MSCI Emerging Markets Index - Long	73	December 19, 2025	4,936,050	4,962,905	26,855	16,060
Total Futures Contracts			$27,763,663	$27,950,948	$187,285	$102,618
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

Exchange Traded Funds–90.4%		Shares	Value
Invesco QQQ Trust Series 1 ETF		51,000	$30,618,870
iShares AAA CLO Active ETF		12,130	630,336
iShares Core MSCI EAFE ETF		296,899	25,922,252
iShares Core MSCI Emerging Markets ETF		83,134	5,480,193
iShares Core S&P 500 ETF		245,000	163,978,500
iShares Core S&P Mid-Cap ETF		250,000	16,315,000
iShares Core S&P Total U.S. Stock Market ETF		69,000	10,049,850
iShares Core U.S. Aggregate Bond ETF		595,240	59,672,810
iShares MSCI EAFE ETF		93,897	8,767,163
iShares Russell 1000 ETF		31,834	11,634,690
SPDR Portfolio S&P 500 Value ETF		235,000	13,002,550
Vanguard S&P 500 ETF		26,000	15,921,880
Vanguard S&P 500 Value ETF		7,000	1,396,290
Vanguard Total Stock Market ETF		75,000	24,612,750
Total Exchange Traded Funds (Cost $280,697,781)			$388,003,134
Total Investments – 90.4% (Cost $280,697,781)	(a)		$388,003,134
Other Assets in Excess of Liabilities – 9.6%	(b)		40,978,630
Net Assets – 100.0%			$428,981,764

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $1,671,715 of cash pledged as collateral for the futures contracts outstanding at September 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
September 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	December 19, 2025	$23,709,386	$23,922,563	$213,177	$89,637
MSCI EAFE Index - Long	4	December 19, 2025	557,648	557,060	(588)	2,140
MSCI Emerging Markets Index - Long	9	December 19, 2025	608,554	611,865	3,311	1,980
Total Futures Contracts			$24,875,588	$25,091,488	$215,900	$93,757
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2025 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	48,606	$1,727,947
DFA International Core Equity Portfolio Institutional	265,493	5,177,113
PIMCO Low Duration Institutional	2,205,696	20,623,260
PIMCO Total Return Institutional	3,316,659	29,219,763
Vanguard International Growth Fund Admiral Class	13,902	1,712,691
Total Open-End Mutual Funds		$58,460,774
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $58,415,504)		$58,460,774
Total Investments in Affiliates – 66.0% (Cost $107,455,264) (see schedule below)		113,037,585
Liabilities in Excess of Other Assets – (0.1)%		(86,391)
Net Assets – 100.0%		$171,411,968

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2025 (Unaudited)
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2025	Value at September 30, 2025
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,792,132	$211,951	$339,556	$76,403	$(28,239)	$6,709	$39,955	50,108	$1,712,691
AVIP AB Relative Value Portfolio	(a)	1,792,132	222,307	282,903	60,826	(79,671)	20,943	127,214	141,662	1,712,691
AVIP AB Small Cap Portfolio	(a)	1,792,132	236,859	374,890	73,073	(14,483)	1,153	—	117,630	1,712,691
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,168,529	541,535	2,437,110	156,203	1,421,606	150,921	39,557	346,523	6,850,763
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,584,265	743,352	849,499	55,348	(108,085)	22,809	523,700	90,213	3,425,381
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,376,397	805,093	943,859	(41,197)	(58,362)	74,403	633,423	264,304	5,138,072
AVIP Bond Portfolio	(a)	17,921,324	895,872	2,226,377	(196,676)	732,764	615,568	—	991,714	17,126,907
AVIP Federated Core Plus Bond Portfolio	(a)	26,881,985	1,750,741	3,380,656	(310,347)	748,637	1,000,205	—	2,826,222	25,690,360
AVIP Federated High Income Bond Portfolio	(a)	10,752,794	775,354	1,339,120	19,854	67,262	583,181	—	534,103	10,276,144
AVIP Nasdaq-100® Index Portfolio	(a)	1,792,132	492,209	558,979	154,412	(167,083)	7,067	293,814	99,229	1,712,691
AVIP S&P 500® Index Portfolio	(a)	25,089,853	4,497,368	5,725,427	580,568	(464,693)	245,585	2,934,665	541,135	23,977,669
AVIP S&P MidCap 400® Index Portfolio	(a)	14,337,059	2,771,813	2,625,270	465,956	(1,248,033)	150,398	1,382,811	660,633	13,701,525
Total Open-End Mutual Funds					$1,094,423	$801,620	$2,878,942	$5,975,139		$113,037,585

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2025 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	392,112	$13,939,572
DFA International Core Equity Portfolio Institutional	1,784,890	34,805,353
PIMCO Low Duration Institutional	5,931,488	55,459,413
PIMCO Total Return Institutional	9,443,640	83,198,472
Vanguard International Growth Fund Admiral Class	112,152	13,817,109
Total Open-End Mutual Funds		$201,219,919
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $191,354,159)		$201,219,919
Total Investments in Affiliates – 70.9% (Cost $447,452,298) (see schedule below)		490,507,359
Liabilities in Excess of Other Assets – 0.0%		(260,889)
Net Assets – 100.0%		$691,466,389

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2025 (Unaudited)
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2025	Value at September 30, 2025
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,128,644	$673,819	$1,085,392	$(208,933)	$400,416	$27,072	$161,232	202,123	$6,908,554
AVIP AB Relative Value Portfolio	(a)	28,514,574	3,277,999	3,844,170	774,159	(1,088,345)	338,469	2,055,905	2,285,709	27,634,217
AVIP AB Small Cap Portfolio	(a)	7,128,644	776,066	1,231,689	240,432	(4,899)	4,644	—	474,488	6,908,554
AVIP BlackRock Advantage International Equity Portfolio	(a)	49,900,505	2,759,082	15,269,500	3,057,186	7,912,608	1,064,824	279,093	2,446,124	48,359,881
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	14,257,287	2,589,476	2,798,157	704,535	(936,032)	91,933	2,110,795	363,895	13,817,109
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,128,644	2,561,601	2,003,187	727,907	(1,506,411)	2,952	1,951,088	752,566	6,908,554
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	28,514,574	4,167,378	4,494,499	(375,425)	(177,811)	400,304	3,407,956	1,421,513	27,634,217
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	14,257,287	1,819,763	3,382,116	(754,178)	1,876,353	3,514	514,709	521,794	13,817,109
AVIP Bond Portfolio	(a)	49,900,505	3,351,900	6,385,344	(488,424)	1,981,244	1,737,459	—	2,800,225	48,359,881
AVIP Federated Core Plus Bond Portfolio	(a)	71,286,436	5,789,363	9,153,054	(827,164)	1,989,963	2,687,756	—	7,600,170	69,085,544
AVIP Federated High Income Bond Portfolio	(a)	28,514,574	2,199,484	3,296,202	180,219	36,142	1,571,615	—	1,436,290	27,634,217
AVIP Nasdaq-100® Index Portfolio	(a)	7,128,644	1,780,300	1,931,744	469,746	(538,392)	28,479	1,184,076	400,264	6,908,554
AVIP S&P 500® Index Portfolio	(a)	114,058,297	17,303,293	21,197,863	6,652,253	(6,279,110)	1,132,312	13,530,785	2,494,626	110,536,870
AVIP S&P MidCap 400® Index Portfolio	(a)	78,415,079	13,572,528	11,623,042	4,556,230	(8,926,697)	835,276	7,679,813	3,664,132	75,994,098
Total Open-End Mutual Funds					$14,708,543	$(5,260,971)	$9,926,609	$32,875,452		$490,507,359

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2025 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	796,616	$28,319,692
DFA International Core Equity Portfolio Institutional	5,076,440	98,990,571
PIMCO Low Duration Institutional	4,518,670	42,249,565
PIMCO Total Return Institutional	11,191,173	98,594,238
Vanguard International Growth Fund Admiral Class	227,841	28,069,987
Total Open-End Mutual Funds		$296,224,053
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $258,062,845)		$296,224,053
Total Investments in Affiliates – 78.9% (Cost $985,558,245) (see schedule below)		1,108,764,474
Liabilities in Excess of Other Assets – 0.0%		(494,596)
Net Assets – 100.0%		$1,404,493,931

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2025 (Unaudited)
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2025	Value at September 30, 2025
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$13,984,257	$1,336,555	$1,660,033	$(562,674)	$936,888	$54,697	$325,752	410,620	$14,034,993
AVIP AB Relative Value Portfolio	(a)	69,921,285	8,526,770	7,407,938	1,333,753	(2,198,903)	852,640	5,179,052	5,804,381	70,174,967
AVIP AB Small Cap Portfolio	(a)	27,968,514	3,040,430	3,891,414	758,939	193,518	18,771	—	1,927,884	28,069,987
AVIP BlackRock Advantage International Equity Portfolio	(a)	111,874,055	6,085,035	30,415,997	4,601,686	20,135,168	2,468,370	646,966	5,679,309	112,279,947
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	55,937,028	10,050,110	8,781,766	2,099,202	(3,164,601)	373,184	8,568,337	1,478,535	56,139,973
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,968,514	10,163,464	6,793,458	2,196,725	(5,465,258)	12,019	7,944,844	3,057,733	28,069,987
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	83,905,541	12,403,162	10,283,576	(864,210)	(950,957)	1,213,989	10,335,195	4,331,788	84,209,960
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,952,771	5,254,566	8,466,207	(4,589,017)	7,952,867	10,673	1,563,108	1,590,067	42,104,980
AVIP Bond Portfolio	(a)	69,921,285	7,337,583	9,162,980	(1,243,404)	3,322,483	2,514,429	—	4,063,403	70,174,967
AVIP Federated Core Plus Bond Portfolio	(a)	97,889,798	11,730,872	12,935,250	(1,181,090)	2,740,623	3,808,497	—	10,808,026	98,244,953
AVIP Federated High Income Bond Portfolio	(a)	27,968,514	3,116,158	3,197,214	121,483	61,046	1,585,474	—	1,458,939	28,069,987
AVIP Nasdaq-100® Index Portfolio	(a)	27,968,514	6,972,420	6,495,829	1,546,080	(1,921,198)	115,873	4,817,673	1,626,303	28,069,987
AVIP S&P 500® Index Portfolio	(a)	265,700,881	39,431,232	38,791,660	14,131,610	(13,807,190)	2,727,446	32,592,157	6,018,165	266,664,873
AVIP S&P MidCap 400® Index Portfolio	(a)	181,795,340	32,197,869	21,006,702	4,230,134	(14,761,728)	1,991,314	18,308,826	8,797,247	182,454,913
Total Open-End Mutual Funds					$22,579,217	$(6,927,242)	$17,747,376	$90,281,910		$1,108,764,474

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
September 30, 2025 (Unaudited)

Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	296,379	$10,536,265
DFA International Core Equity Portfolio Institutional	1,618,776	31,566,137
PIMCO Low Duration Institutional	373,566	3,492,841
PIMCO Total Return Institutional	793,024	6,986,537
Vanguard International Growth Fund Admiral Class	56,509	6,961,939
Total Open-End Mutual Funds		$59,543,719
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $47,830,798)		$59,543,719
Total Investments in Affiliates – 82.9% (Cost $252,639,258) (see schedule below)		288,920,475
Liabilities in Excess of Other Assets – 0.0%		(142,119)
Net Assets – 100.0%		$348,322,075

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
September 30, 2025 (Unaudited)
Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2025	Value at September 30, 2025
Open-End Mutual Funds – 82.9%
AVIP AB Mid Cap Core Portfolio	(a)	$3,403,015	$355,406	$368,770	$(119,123)	$210,442	$13,503	$80,419	101,842	$3,480,970
AVIP AB Relative Value Portfolio	(a)	20,418,087	2,765,817	2,031,299	437,257	(704,045)	252,629	1,534,505	1,727,528	20,885,817
AVIP AB Small Cap Portfolio	(a)	10,209,044	1,117,153	1,235,235	240,856	111,091	6,967	—	717,233	10,442,909
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,433,160	2,296,242	9,726,881	1,438,952	6,849,192	840,354	220,259	1,936,806	38,290,665
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,418,087	3,608,739	2,712,492	657,106	(1,085,623)	138,284	3,174,998	550,061	20,885,817
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,806,029	2,495,663	1,512,731	486,274	(1,313,296)	2,976	1,967,209	758,381	6,961,939
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,821,102	3,648,212	2,563,265	638,684	(1,177,946)	349,128	2,972,275	1,253,436	24,366,787
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,612,058	1,757,985	2,544,113	(1,535,665)	2,633,613	3,528	516,699	525,826	13,923,878
AVIP Bond Portfolio	(a)	6,806,029	981,648	1,028,567	(70,179)	273,008	248,073	—	403,123	6,961,939
AVIP Federated Core Plus Bond Portfolio	(a)	10,209,044	1,627,215	1,556,409	(48,060)	211,119	402,377	—	1,148,835	10,442,909
AVIP Federated High Income Bond Portfolio	(a)	3,403,015	493,499	435,679	(21,088)	41,223	195,351	—	180,924	3,480,970
AVIP Nasdaq-100® Index Portfolio	(a)	10,209,044	2,564,921	2,169,009	319,222	(481,269)	42,967	1,786,465	605,035	10,442,909
AVIP S&P 500® Index Portfolio	(a)	64,657,276	9,358,033	7,858,049	2,564,305	(2,583,143)	673,493	8,048,043	1,492,630	66,138,422
AVIP S&P MidCap 400® Index Portfolio	(a)	51,045,218	9,651,061	5,463,000	1,115,872	(4,134,607)	568,195	5,224,180	2,517,577	52,214,544
Total Open-End Mutual Funds					$6,104,413	$(1,150,241)	$3,737,825	$25,525,052		$288,920,475

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments
September 30, 2025 (Unaudited)
(1)Organization
AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”).
The AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio are collectively referred to as the "AVIP Constellation Managed Risk Portfolios". The AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio are collectively referred to as the "AVIP Model Portfolios". Each of the Constellation Managed Risk Portfolios and AVIP Model Portfolios, as well as the AVIP Constellation Dynamic Risk Balanced Portfolio, is a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow each of those Portfolios to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.
Details regarding Portfolio-specific objectives, policies, and investment strategies are provided in the Portfolios' Prospectuses and Statements of Additional Information.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStar Life Insurance Company ("ALIC"), AuguStar Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP Constellation Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP Constellation Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation and Fair Value Measurement
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If an underlying equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Swap contracts are valued on the basis of evaluations as of 4:00 pm Eastern Time that are provided by an approved independent pricing source.  Evaluations are based on methodologies that consider market observable inputs such as interest rates, payment frequencies, and maturities.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts,

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the Options Price Reporting Authority ("OPRA"). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2025:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$229,789,356	$—
	Asset-Backed Securities***	—	6,539,140	—
	U.S. Treasury Obligations	—	5,405,187	—
	Preferred Securities***	—	3,421,866	—
		$ —	$245,155,549	$ —
	Long Futures Contracts	$(20,202)	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP BlackRock Balanced Allocation	Common Stocks***	$269,775,203	$—	$—
	Corporate Bonds***	—	98,938,515	—
	Asset-Backed Securities***	—	2,553,656	—
	U.S. Treasury Obligations	—	2,543,570	—
	Preferred Securities***	—	1,611,196	—
		$269,775,203	$105,646,937	$ —
	Long Futures Contracts	$9,412	$—	$—
	Short Futures Contracts	$1,995	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$238,983	$348,707,260	$—
	Preferred Securities***	—	1,397,451	—
		$238,983	$350,104,711	$ —
	Long Futures Contracts	$(12,243)	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$118,041,976	$6,389,130	$—
	Rights***	—	183	—
		$118,041,976	$6,389,313	$ —
AVIP AB Small Cap	Common Stocks***	$108,082,477	$—	$—
	Exchange Traded Funds	327,020	—	—
		$108,409,497	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$73,863,165	$—	$—
	Exchange Traded Funds	246,878	—	—
		$74,110,043	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,202,397,627	$—	$—
	U.S. Treasury Obligations	—	416,989	—
		$1,202,397,627	$416,989	$ —
	Long Futures Contracts	$18,769	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$190,162,098	$—	$—
	Long Futures Contracts	$32,496	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$118,598,176	$—
	Common Stocks***	—	10,118	—
		$ —	$118,608,294	$ —
AVIP Nasdaq-100® Index	Common Stocks***	$272,328,039	$—	$—
	U.S. Treasury Obligations	—	84,592	—
		$272,328,039	$84,592	$ —
	Long Futures Contracts	$13,244	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$333,774,134	$—	$—
	Long Futures Contracts	$27,854	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$132,092,037	$—	$—
	Rights***	—	7,727	—
		$132,092,037	$7,727	$ —
	Long Futures Contracts	$16,330	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$532,301,456	$—	$—
	U.S. Treasury Obligations	—	202,026	—
		$532,301,456	$202,026	$ —
	Long Futures Contracts	$(29,542)	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$471,372,300	$—	$—
	Long Futures Contracts	$21,055	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$811,573,782	$—	$—
	U.S. Treasury Obligations	—	179,543,367	—
	Corporate Bonds***	—	145,331,889	—
	Asset-Backed / Mortgage-Backed Securities***	—	30,960,849	—
	Preferred Securities***	—	4,051,106	—
	Rights***	—	4,444	—
		$811,573,782	$359,891,655	$ —
	Long Futures Contracts	$990,785	$—	$—
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$229,760,322	$—
	Corporate Bonds***	—	120,471,085	—
	U.S. Government Agency Mortgage-Backed Securities	—	107,683,580	—
	Investment Companies	44,730,153	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	11,454,953	—
	Sovereign Debt Issues	—	1,420,112	—
	Common Stocks***	—	2,170	—
		$44,730,153	$470,792,222	$ —
	Long Futures Contracts	$147,178	$—	$—
	Short Futures Contracts	$(131,450)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$579,362,350	$—	$—
AVIP AB Relative Value	Common Stocks***	$116,164,436	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$493,861,956	$—	$—
	Long Futures Contracts	$99,595	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$446,631,999	$—	$—
	Long Futures Contracts	$187,285	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$388,003,134	$—	$—
	Long Futures Contracts	$215,900	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$171,498,359	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$691,727,278	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,404,988,527	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$348,464,194	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate the portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values. The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
rate. Not all instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Accounting Pronouncements and Regulations
In December 2023, FASB issued Accounting Standards Update 2023-09, Improvements to Income Tax Disclosures ("ASU 2023-09"), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include swaps, options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Swap Contracts
Swap contracts are bilaterally negotiated agreements between a party and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap contracts may be either executed and centrally cleared with a centralized Derivatives Clearing Organization or privately negotiated in the OTC market.  Certain Portfolios may engage in swap contracts to manage their respective exposure to various asset types or other market inputs such as interest rates.
Entering into swap contracts involves varying degrees of interest, credit, market, and documentation risk in excess of the unrealized gain or loss recorded by a Portfolio. Such risks include that there may be no liquid market, that the counterparty to the contracts may default on an obligation to perform or otherwise disagree as to the meaning of contractual terms in the agreement, or that there may be unfavorable changes in underlying terms, indices, or securities that severely impact the valuation of the swap contract.  In connection with the terms of these contracts, a Portfolio’s securities or cash may be identified as collateral or margin to provide assets of value and recourse in the event of default.
Swap contracts are marked-to-market daily, and the change in value is recorded as a change in unrealized appreciation (depreciation). Premiums paid or received at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors, as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap contract is recorded as a realized gain or loss. Net periodic payments received or paid are included in the calculation of realized gain or loss.
Credit default swap contracts involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a party will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a party will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.
A credit event is defined by the terms of each swap contract and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  If a party is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap contract, the party will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation,

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Either as a seller of protection or a buyer of protection of a credit default swap contract, a party’s maximum risk of loss from counterparty risk is the fair value of the contract. The maximum potential amount a party could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap contract. The potential amounts of loss realized as a seller would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the contract or net amounts received from the settlement of buy protection credit default swap contracts entered into for the same referenced entity or entities.
A Portfolio may engage in credit default swap contracts on credit indices (“CDX”). A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices, and resulting values for credit default swap contracts on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of underlying indices may change periodically.
For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Balanced Portfolios, swap contracts were used to execute those Portfolios’ stated investment strategies.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.  Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices.  A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)
has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2025 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the AVIP Bond, AVIP BlackRock Balanced Allocation, AVIP Constellation Dynamic Risk Balanced, AVIP Federated Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For each of the AVIP Bond, AVIP BlackRock Balanced Allocation, and AVIP Federated Core Plus Bond Portfolios, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2025.  Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2025.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2025 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$2,908,209	$83,426,589	$53,542,551	$30,233,213	$19,203,787	$12,085,295
Depreciation	(10,325,818)	(10,812,152)	(9,893,883)	(2,001,858)	(13,114,027)	(6,864,463)
Net unrealized appreciation (depreciation)	$(7,417,609)	$72,614,437	$43,648,668	$28,231,355	$6,089,760	$5,220,832
Aggregate cost of investments:	$252,552,956	$302,819,110	$306,682,783	$96,199,934	$102,319,737	$68,889,211

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$635,055,208	$30,704,177	$2,229,225	$133,409,823	$104,874,567	$26,883,976
Depreciation	(33,883,803)	(8,144,672)	(2,240,729)	(8,294,020)	(5,763,712)	(12,136,176)
Net unrealized appreciation (depreciation)	$601,171,405	$22,559,505	$(11,504)	$125,115,803	$99,110,855	$14,747,800
Aggregate cost of investments:	$601,661,980	$167,635,089	$118,619,798	$147,310,072	$234,691,133	$117,368,294

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$115,729,040	$115,407,625	$79,359,099	$6,533,116	$98,930,810	$20,715,596
Depreciation	(42,962,475)	(5,189,094)	(6,414,998)	(25,492,823)	(14,203,794)	(2,609,921)
Net unrealized appreciation (depreciation)	$72,766,565	$110,218,531	$72,944,101	$(18,959,707)	$84,727,016	$18,105,675
Aggregate cost of investments:	$459,707,375	$361,174,824	$1,099,512,121	$534,497,810	$494,635,334	$98,058,761

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)
September 30, 2025 (Unaudited)

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$73,178,282	$103,655,643	$107,522,076	$10,434,432	$62,265,177	$167,767,444
Depreciation	(6,357,223)	(84,296)	(853,480)	(4,806,841)	(9,344,356)	(6,400,007)
Net unrealized appreciation (depreciation)	$66,821,059	$103,571,347	$106,668,596	$5,627,591	$52,920,821	$161,367,437
Aggregate cost of investments:	$427,140,492	$343,247,937	$281,550,438	$165,870,768	$638,806,457	$1,243,621,090

AVIP Growth Model
Gross unrealized:
Appreciation	$48,058,555
Depreciation	(64,417)
Net unrealized appreciation	$47,994,138
Aggregate cost of investments:	$300,470,056